UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
30% Allocation Fund 30% Allocation Fund : FMWIX

This semi-annual shareholder report contains information about 30% Allocation Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
30% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$397,371
Number of Holdings	4
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.9
Domestic Equity Funds - 21.1
Short-Term Funds - 20.0
International Equity Funds - 9.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Bond Index Fund	49.9
Fidelity Total Market Index Fund	21.1
Fidelity Short-Term Bond Index Fund	20.0
Fidelity Total International Index Fund	9.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915592.101    6497-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
70% Allocation Fund 70% Allocation Fund : FRGAX

This semi-annual shareholder report contains information about 70% Allocation Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
70% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,569,231
Number of Holdings	4
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 49.1
Bond Funds - 24.8
International Equity Funds - 21.1
Short-Term Funds - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Market Index Fund	49.1
Fidelity U.S. Bond Index Fund	24.8
Fidelity Total International Index Fund	21.1
Fidelity Short-Term Bond Index Fund	5.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915594.101    6499-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Sustainable Multi-Asset Fund Fidelity® Sustainable Multi-Asset Fund : FYMRX

This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Multi-Asset Fund	$ 3	0.05%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$81,186,427
Number of Holdings	8
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.6
International Equity Funds - 34.8
Bond Funds - 24.4
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	40.6
Fidelity Sustainable International Equity Fund	14.3
Fidelity Sustainable Core Plus Bond Fund	13.7
Fidelity International Sustainability Index Fund	13.3
Fidelity Sustainable Emerging Markets Equity Fund	7.2
Fidelity Inflation-Protected Bond Index Fund	6.4
Fidelity Long-Term Treasury Bond Index Fund	4.3
Fidelity Sustainable Low Duration Bond Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915587.101    6477-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class M : FYMMX

This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 28	0.55%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$81,186,427
Number of Holdings	8
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.6
International Equity Funds - 34.8
Bond Funds - 24.4
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	40.6
Fidelity Sustainable International Equity Fund	14.3
Fidelity Sustainable Core Plus Bond Fund	13.7
Fidelity International Sustainability Index Fund	13.3
Fidelity Sustainable Emerging Markets Equity Fund	7.2
Fidelity Inflation-Protected Bond Index Fund	6.4
Fidelity Long-Term Treasury Bond Index Fund	4.3
Fidelity Sustainable Low Duration Bond Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915590.101    6480-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class I : FYMIX

This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 3	0.05%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$81,186,427
Number of Holdings	8
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.6
International Equity Funds - 34.8
Bond Funds - 24.4
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	40.6
Fidelity Sustainable International Equity Fund	14.3
Fidelity Sustainable Core Plus Bond Fund	13.7
Fidelity International Sustainability Index Fund	13.3
Fidelity Sustainable Emerging Markets Equity Fund	7.2
Fidelity Inflation-Protected Bond Index Fund	6.4
Fidelity Long-Term Treasury Bond Index Fund	4.3
Fidelity Sustainable Low Duration Bond Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915591.101    6481-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class C : FYMCX

This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 52	1.05%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$81,186,427
Number of Holdings	8
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.6
International Equity Funds - 34.8
Bond Funds - 24.4
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	40.6
Fidelity Sustainable International Equity Fund	14.3
Fidelity Sustainable Core Plus Bond Fund	13.7
Fidelity International Sustainability Index Fund	13.3
Fidelity Sustainable Emerging Markets Equity Fund	7.2
Fidelity Inflation-Protected Bond Index Fund	6.4
Fidelity Long-Term Treasury Bond Index Fund	4.3
Fidelity Sustainable Low Duration Bond Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915589.101    6479-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class A : FYMAX

This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 15	0.30%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$81,186,427
Number of Holdings	8
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.6
International Equity Funds - 34.8
Bond Funds - 24.4
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	40.6
Fidelity Sustainable International Equity Fund	14.3
Fidelity Sustainable Core Plus Bond Fund	13.7
Fidelity International Sustainability Index Fund	13.3
Fidelity Sustainable Emerging Markets Equity Fund	7.2
Fidelity Inflation-Protected Bond Index Fund	6.4
Fidelity Long-Term Treasury Bond Index Fund	4.3
Fidelity Sustainable Low Duration Bond Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915588.101    6478-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Health Savings Index Fund Fidelity® Health Savings Index Fund : FHSNX

This semi-annual shareholder report contains information about Fidelity® Health Savings Index Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Index Fund	$ 5	0.10%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$32,754,925
Number of Holdings	10
Portfolio Turnover	32%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 52.6
Equities - 40.6
Short-Term Investments and Net Other Assets (Liabilities) - 6.8

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Bond Index Fund	20.6
Fidelity Total Market Index Fund	17.3
Fidelity International Bond Index Fund	14.9
Fidelity International Index Fund	11.1
Fidelity Short-Term Bond Index Fund	9.9
Fidelity Emerging Markets Index Fund	7.7
Fidelity Commodity Strategy Central Fund	4.5
Fidelity Inflation-Protected Bond Index Fund	4.4
iShares iBoxx $ High Yield Corporate Bond ETF	2.8
93.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915586.101    6047-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Health Savings Fund Fidelity® Health Savings Fund : FHLSX

This semi-annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Fund	$ 22	0.44%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$68,821,351
Number of Holdings	15
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 32.2
Fixed-Income Funds - 29.2
Bonds - 23.4
Domestic Equity Funds - 7.9
Preferred Stocks - 0.1
Alternative Funds - 0.1
Preferred Securities - 0.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 7.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity International Bond Index Fund	14.9
Fidelity Short-Term Bond Fund	9.9
US Treasury Notes	8.0
Fidelity Commodity Strategy Central Fund	4.5
Fidelity Inflation-Protected Bond Index Fund	4.4
US Treasury Bonds	2.4
Taiwan Semiconductor Manufacturing Co Ltd	1.4
NVIDIA Corp	1.3
Fidelity Enhanced Small Cap ETF	1.2
Fidelity Blue Chip Growth ETF	1.1
49.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915584.101    6046-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Health Savings Fund Fidelity® Health Savings Fund Class K : FHLKX

This semi-annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.34%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$68,821,351
Number of Holdings	15
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 32.2
Fixed-Income Funds - 29.2
Bonds - 23.4
Domestic Equity Funds - 7.9
Preferred Stocks - 0.1
Alternative Funds - 0.1
Preferred Securities - 0.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 7.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity International Bond Index Fund	14.9
Fidelity Short-Term Bond Fund	9.9
US Treasury Notes	8.0
Fidelity Commodity Strategy Central Fund	4.5
Fidelity Inflation-Protected Bond Index Fund	4.4
US Treasury Bonds	2.4
Taiwan Semiconductor Manufacturing Co Ltd	1.4
NVIDIA Corp	1.3
Fidelity Enhanced Small Cap ETF	1.2
Fidelity Blue Chip Growth ETF	1.1
49.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915585.101    6048-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 85% Fidelity Asset Manager® 85% : FAMRX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 85%	$ 29	0.57%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,038,200,916
Number of Holdings	35
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.9
AAA - 0.5
AA - 0.2
A - 0.7
BBB - 1.4
BB - 0.5
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.2
Equities - 86.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.2
Financials	14.4
Industrials	9.0
Consumer Discretionary	6.8
Health Care	6.4
Communication Services	6.2
Consumer Staples	3.7
Energy	3.7
Materials	3.4
Utilities	2.1
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 86.1
Bonds - 12.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.8
Fidelity Enhanced Small Cap ETF	3.5
NVIDIA Corp	3.5
Fidelity Blue Chip Growth ETF	3.0
Alphabet Inc Class A	2.7
Apple Inc	2.5
Taiwan Semiconductor Manufacturing Co Ltd	2.1
Microsoft Corp	1.9
Amazon.com Inc	1.6
Fidelity Fundamental Small-Mid Cap ETF	1.5
27.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915550.101    347-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class Z : FIQCX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.50%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,038,200,916
Number of Holdings	35
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.9
AAA - 0.5
AA - 0.2
A - 0.7
BBB - 1.4
BB - 0.5
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.2
Equities - 86.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.2
Financials	14.4
Industrials	9.0
Consumer Discretionary	6.8
Health Care	6.4
Communication Services	6.2
Consumer Staples	3.7
Energy	3.7
Materials	3.4
Utilities	2.1
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 86.1
Bonds - 12.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.8
Fidelity Enhanced Small Cap ETF	3.5
NVIDIA Corp	3.5
Fidelity Blue Chip Growth ETF	3.0
Alphabet Inc Class A	2.7
Apple Inc	2.5
Taiwan Semiconductor Manufacturing Co Ltd	2.1
Microsoft Corp	1.9
Amazon.com Inc	1.6
Fidelity Fundamental Small-Mid Cap ETF	1.5
27.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915549.101    3261-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class M : FEYTX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.11%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,038,200,916
Number of Holdings	35
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.9
AAA - 0.5
AA - 0.2
A - 0.7
BBB - 1.4
BB - 0.5
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.2
Equities - 86.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.2
Financials	14.4
Industrials	9.0
Consumer Discretionary	6.8
Health Care	6.4
Communication Services	6.2
Consumer Staples	3.7
Energy	3.7
Materials	3.4
Utilities	2.1
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 86.1
Bonds - 12.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.8
Fidelity Enhanced Small Cap ETF	3.5
NVIDIA Corp	3.5
Fidelity Blue Chip Growth ETF	3.0
Alphabet Inc Class A	2.7
Apple Inc	2.5
Taiwan Semiconductor Manufacturing Co Ltd	2.1
Microsoft Corp	1.9
Amazon.com Inc	1.6
Fidelity Fundamental Small-Mid Cap ETF	1.5
27.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915547.101    1774-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class I : FEYIX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.61%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,038,200,916
Number of Holdings	35
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.9
AAA - 0.5
AA - 0.2
A - 0.7
BBB - 1.4
BB - 0.5
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.2
Equities - 86.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.2
Financials	14.4
Industrials	9.0
Consumer Discretionary	6.8
Health Care	6.4
Communication Services	6.2
Consumer Staples	3.7
Energy	3.7
Materials	3.4
Utilities	2.1
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 86.1
Bonds - 12.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.8
Fidelity Enhanced Small Cap ETF	3.5
NVIDIA Corp	3.5
Fidelity Blue Chip Growth ETF	3.0
Alphabet Inc Class A	2.7
Apple Inc	2.5
Taiwan Semiconductor Manufacturing Co Ltd	2.1
Microsoft Corp	1.9
Amazon.com Inc	1.6
Fidelity Fundamental Small-Mid Cap ETF	1.5
27.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915548.101    1775-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class C : FEYCX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.61%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,038,200,916
Number of Holdings	35
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.9
AAA - 0.5
AA - 0.2
A - 0.7
BBB - 1.4
BB - 0.5
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.2
Equities - 86.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.2
Financials	14.4
Industrials	9.0
Consumer Discretionary	6.8
Health Care	6.4
Communication Services	6.2
Consumer Staples	3.7
Energy	3.7
Materials	3.4
Utilities	2.1
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 86.1
Bonds - 12.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.8
Fidelity Enhanced Small Cap ETF	3.5
NVIDIA Corp	3.5
Fidelity Blue Chip Growth ETF	3.0
Alphabet Inc Class A	2.7
Apple Inc	2.5
Taiwan Semiconductor Manufacturing Co Ltd	2.1
Microsoft Corp	1.9
Amazon.com Inc	1.6
Fidelity Fundamental Small-Mid Cap ETF	1.5
27.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915546.101    1773-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class A : FEYAX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.86%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,038,200,916
Number of Holdings	35
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.9
AAA - 0.5
AA - 0.2
A - 0.7
BBB - 1.4
BB - 0.5
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.2
Equities - 86.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.2
Financials	14.4
Industrials	9.0
Consumer Discretionary	6.8
Health Care	6.4
Communication Services	6.2
Consumer Staples	3.7
Energy	3.7
Materials	3.4
Utilities	2.1
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 86.1
Bonds - 12.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.8
Fidelity Enhanced Small Cap ETF	3.5
NVIDIA Corp	3.5
Fidelity Blue Chip Growth ETF	3.0
Alphabet Inc Class A	2.7
Apple Inc	2.5
Taiwan Semiconductor Manufacturing Co Ltd	2.1
Microsoft Corp	1.9
Amazon.com Inc	1.6
Fidelity Fundamental Small-Mid Cap ETF	1.5
27.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915545.101    1771-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 70% Fidelity Asset Manager® 70% : FASGX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 70%	$ 28	0.56%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$7,891,523,536
Number of Holdings	29
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.5
AAA - 1.2
AA - 0.2
A - 1.5
BBB - 2.9
BB - 0.6
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.9
Equities - 74.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.3
Financials	14.1
Industrials	8.2
Consumer Discretionary	5.9
Health Care	5.6
Communication Services	5.4
Energy	3.3
Consumer Staples	3.1
Materials	2.7
Utilities	2.0
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.1
Bonds - 22.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.7
Fidelity Enhanced Small Cap ETF	3.2
NVIDIA Corp	2.9
Fidelity Blue Chip Growth ETF	2.4
Alphabet Inc Class A	2.3
US Treasury Bonds	2.2
Apple Inc	2.0
Taiwan Semiconductor Manufacturing Co Ltd	1.8
Microsoft Corp	1.5
Amazon.com Inc	1.4
28.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915537.101    321-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class Z : FIQBX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.50%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$7,891,523,536
Number of Holdings	29
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.5
AAA - 1.2
AA - 0.2
A - 1.5
BBB - 2.9
BB - 0.6
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.9
Equities - 74.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.3
Financials	14.1
Industrials	8.2
Consumer Discretionary	5.9
Health Care	5.6
Communication Services	5.4
Energy	3.3
Consumer Staples	3.1
Materials	2.7
Utilities	2.0
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.1
Bonds - 22.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.7
Fidelity Enhanced Small Cap ETF	3.2
NVIDIA Corp	2.9
Fidelity Blue Chip Growth ETF	2.4
Alphabet Inc Class A	2.3
US Treasury Bonds	2.2
Apple Inc	2.0
Taiwan Semiconductor Manufacturing Co Ltd	1.8
Microsoft Corp	1.5
Amazon.com Inc	1.4
28.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915538.101    3260-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class M : FTASX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.11%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$7,891,523,536
Number of Holdings	29
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.5
AAA - 1.2
AA - 0.2
A - 1.5
BBB - 2.9
BB - 0.6
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.9
Equities - 74.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.3
Financials	14.1
Industrials	8.2
Consumer Discretionary	5.9
Health Care	5.6
Communication Services	5.4
Energy	3.3
Consumer Staples	3.1
Materials	2.7
Utilities	2.0
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.1
Bonds - 22.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.7
Fidelity Enhanced Small Cap ETF	3.2
NVIDIA Corp	2.9
Fidelity Blue Chip Growth ETF	2.4
Alphabet Inc Class A	2.3
US Treasury Bonds	2.2
Apple Inc	2.0
Taiwan Semiconductor Manufacturing Co Ltd	1.8
Microsoft Corp	1.5
Amazon.com Inc	1.4
28.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915535.101    2111-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class I : FAAIX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.61%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$7,891,523,536
Number of Holdings	29
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.5
AAA - 1.2
AA - 0.2
A - 1.5
BBB - 2.9
BB - 0.6
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.9
Equities - 74.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.3
Financials	14.1
Industrials	8.2
Consumer Discretionary	5.9
Health Care	5.6
Communication Services	5.4
Energy	3.3
Consumer Staples	3.1
Materials	2.7
Utilities	2.0
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.1
Bonds - 22.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.7
Fidelity Enhanced Small Cap ETF	3.2
NVIDIA Corp	2.9
Fidelity Blue Chip Growth ETF	2.4
Alphabet Inc Class A	2.3
US Treasury Bonds	2.2
Apple Inc	2.0
Taiwan Semiconductor Manufacturing Co Ltd	1.8
Microsoft Corp	1.5
Amazon.com Inc	1.4
28.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915536.101    2112-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class C : FCASX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.61%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$7,891,523,536
Number of Holdings	29
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.5
AAA - 1.2
AA - 0.2
A - 1.5
BBB - 2.9
BB - 0.6
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.9
Equities - 74.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.3
Financials	14.1
Industrials	8.2
Consumer Discretionary	5.9
Health Care	5.6
Communication Services	5.4
Energy	3.3
Consumer Staples	3.1
Materials	2.7
Utilities	2.0
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.1
Bonds - 22.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.7
Fidelity Enhanced Small Cap ETF	3.2
NVIDIA Corp	2.9
Fidelity Blue Chip Growth ETF	2.4
Alphabet Inc Class A	2.3
US Treasury Bonds	2.2
Apple Inc	2.0
Taiwan Semiconductor Manufacturing Co Ltd	1.8
Microsoft Corp	1.5
Amazon.com Inc	1.4
28.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915534.101    2110-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class A : FAASX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.86%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$7,891,523,536
Number of Holdings	29
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.5
AAA - 1.2
AA - 0.2
A - 1.5
BBB - 2.9
BB - 0.6
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.9
Equities - 74.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.3
Financials	14.1
Industrials	8.2
Consumer Discretionary	5.9
Health Care	5.6
Communication Services	5.4
Energy	3.3
Consumer Staples	3.1
Materials	2.7
Utilities	2.0
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.1
Bonds - 22.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.7
Fidelity Enhanced Small Cap ETF	3.2
NVIDIA Corp	2.9
Fidelity Blue Chip Growth ETF	2.4
Alphabet Inc Class A	2.3
US Treasury Bonds	2.2
Apple Inc	2.0
Taiwan Semiconductor Manufacturing Co Ltd	1.8
Microsoft Corp	1.5
Amazon.com Inc	1.4
28.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915533.101    2108-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 60% Fidelity Asset Manager® 60% : FSANX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 60%	$ 29	0.58%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,066,337,916
Number of Holdings	33
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.2
AAA - 1.5
AA - 0.2
A - 2.2
BBB - 4.8
BB - 0.7
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.7
Equities - 64.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.1
Financials	13.8
Industrials	7.6
Consumer Discretionary	5.0
Health Care	4.9
Communication Services	4.8
Energy	3.3
Consumer Staples	2.6
Materials	2.5
Utilities	1.8
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 64.4
Bonds - 33.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.8
US Treasury Bonds	3.3
Fidelity Enhanced Small Cap ETF	2.6
NVIDIA Corp	2.5
Fidelity Blue Chip Growth ETF	2.1
Alphabet Inc Class A	2.0
Apple Inc	1.8
Taiwan Semiconductor Manufacturing Co Ltd	1.6
Microsoft Corp	1.3
Amazon.com Inc	1.2
31.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915573.101    1959-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class Z : FIQAX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.51%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,066,337,916
Number of Holdings	33
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.2
AAA - 1.5
AA - 0.2
A - 2.2
BBB - 4.8
BB - 0.7
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.7
Equities - 64.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.1
Financials	13.8
Industrials	7.6
Consumer Discretionary	5.0
Health Care	4.9
Communication Services	4.8
Energy	3.3
Consumer Staples	2.6
Materials	2.5
Utilities	1.8
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 64.4
Bonds - 33.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.8
US Treasury Bonds	3.3
Fidelity Enhanced Small Cap ETF	2.6
NVIDIA Corp	2.5
Fidelity Blue Chip Growth ETF	2.1
Alphabet Inc Class A	2.0
Apple Inc	1.8
Taiwan Semiconductor Manufacturing Co Ltd	1.6
Microsoft Corp	1.3
Amazon.com Inc	1.2
31.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915578.101    3259-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class M : FSATX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.12%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,066,337,916
Number of Holdings	33
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.2
AAA - 1.5
AA - 0.2
A - 2.2
BBB - 4.8
BB - 0.7
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.7
Equities - 64.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.1
Financials	13.8
Industrials	7.6
Consumer Discretionary	5.0
Health Care	4.9
Communication Services	4.8
Energy	3.3
Consumer Staples	2.6
Materials	2.5
Utilities	1.8
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 64.4
Bonds - 33.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.8
US Treasury Bonds	3.3
Fidelity Enhanced Small Cap ETF	2.6
NVIDIA Corp	2.5
Fidelity Blue Chip Growth ETF	2.1
Alphabet Inc Class A	2.0
Apple Inc	1.8
Taiwan Semiconductor Manufacturing Co Ltd	1.6
Microsoft Corp	1.3
Amazon.com Inc	1.2
31.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915576.101    1974-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class I : FSNIX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.62%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,066,337,916
Number of Holdings	33
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.2
AAA - 1.5
AA - 0.2
A - 2.2
BBB - 4.8
BB - 0.7
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.7
Equities - 64.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.1
Financials	13.8
Industrials	7.6
Consumer Discretionary	5.0
Health Care	4.9
Communication Services	4.8
Energy	3.3
Consumer Staples	2.6
Materials	2.5
Utilities	1.8
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 64.4
Bonds - 33.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.8
US Treasury Bonds	3.3
Fidelity Enhanced Small Cap ETF	2.6
NVIDIA Corp	2.5
Fidelity Blue Chip Growth ETF	2.1
Alphabet Inc Class A	2.0
Apple Inc	1.8
Taiwan Semiconductor Manufacturing Co Ltd	1.6
Microsoft Corp	1.3
Amazon.com Inc	1.2
31.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915577.101    1975-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class C : FSCNX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.62%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,066,337,916
Number of Holdings	33
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.2
AAA - 1.5
AA - 0.2
A - 2.2
BBB - 4.8
BB - 0.7
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.7
Equities - 64.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.1
Financials	13.8
Industrials	7.6
Consumer Discretionary	5.0
Health Care	4.9
Communication Services	4.8
Energy	3.3
Consumer Staples	2.6
Materials	2.5
Utilities	1.8
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 64.4
Bonds - 33.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.8
US Treasury Bonds	3.3
Fidelity Enhanced Small Cap ETF	2.6
NVIDIA Corp	2.5
Fidelity Blue Chip Growth ETF	2.1
Alphabet Inc Class A	2.0
Apple Inc	1.8
Taiwan Semiconductor Manufacturing Co Ltd	1.6
Microsoft Corp	1.3
Amazon.com Inc	1.2
31.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915575.101    1973-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class A : FSAAX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.87%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,066,337,916
Number of Holdings	33
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.2
AAA - 1.5
AA - 0.2
A - 2.2
BBB - 4.8
BB - 0.7
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.7
Equities - 64.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.1
Financials	13.8
Industrials	7.6
Consumer Discretionary	5.0
Health Care	4.9
Communication Services	4.8
Energy	3.3
Consumer Staples	2.6
Materials	2.5
Utilities	1.8
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 64.4
Bonds - 33.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.8
US Treasury Bonds	3.3
Fidelity Enhanced Small Cap ETF	2.6
NVIDIA Corp	2.5
Fidelity Blue Chip Growth ETF	2.1
Alphabet Inc Class A	2.0
Apple Inc	1.8
Taiwan Semiconductor Manufacturing Co Ltd	1.6
Microsoft Corp	1.3
Amazon.com Inc	1.2
31.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915574.101    1971-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 50% Fidelity Asset Manager® 50% : FASMX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 50%	$ 24	0.48%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$10,169,918,631
Number of Holdings	34
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.3
AAA - 1.9
AA - 0.2
A - 2.4
BBB - 5.5
BB - 1.0
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.1
Equities - 57.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.5
Bonds - 38.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.6
US Treasury Bonds	3.9
Fidelity Enhanced Small Cap ETF	2.5
NVIDIA Corp	2.3
Fidelity Blue Chip Growth ETF	1.9
Alphabet Inc Class A	1.8
Apple Inc	1.6
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Fannie Mae Mortgage pass-thru certificates	1.3
Fidelity Hedged Equity ETF	1.2
32.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915524.101    314-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class Z : FIKZX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.41%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$10,169,918,631
Number of Holdings	34
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.3
AAA - 1.9
AA - 0.2
A - 2.4
BBB - 5.5
BB - 1.0
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.1
Equities - 57.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.5
Bonds - 38.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.6
US Treasury Bonds	3.9
Fidelity Enhanced Small Cap ETF	2.5
NVIDIA Corp	2.3
Fidelity Blue Chip Growth ETF	1.9
Alphabet Inc Class A	1.8
Apple Inc	1.6
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Fannie Mae Mortgage pass-thru certificates	1.3
Fidelity Hedged Equity ETF	1.2
32.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915525.101    3258-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class M : FFTMX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 51	1.02%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$10,169,918,631
Number of Holdings	34
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.3
AAA - 1.9
AA - 0.2
A - 2.4
BBB - 5.5
BB - 1.0
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.1
Equities - 57.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.5
Bonds - 38.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.6
US Treasury Bonds	3.9
Fidelity Enhanced Small Cap ETF	2.5
NVIDIA Corp	2.3
Fidelity Blue Chip Growth ETF	1.9
Alphabet Inc Class A	1.8
Apple Inc	1.6
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Fannie Mae Mortgage pass-thru certificates	1.3
Fidelity Hedged Equity ETF	1.2
32.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915522.101    1769-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class I : FFIMX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.52%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$10,169,918,631
Number of Holdings	34
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.3
AAA - 1.9
AA - 0.2
A - 2.4
BBB - 5.5
BB - 1.0
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.1
Equities - 57.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.5
Bonds - 38.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.6
US Treasury Bonds	3.9
Fidelity Enhanced Small Cap ETF	2.5
NVIDIA Corp	2.3
Fidelity Blue Chip Growth ETF	1.9
Alphabet Inc Class A	1.8
Apple Inc	1.6
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Fannie Mae Mortgage pass-thru certificates	1.3
Fidelity Hedged Equity ETF	1.2
32.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915523.101    1770-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class C : FFCMX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.52%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$10,169,918,631
Number of Holdings	34
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.3
AAA - 1.9
AA - 0.2
A - 2.4
BBB - 5.5
BB - 1.0
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.1
Equities - 57.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.5
Bonds - 38.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.6
US Treasury Bonds	3.9
Fidelity Enhanced Small Cap ETF	2.5
NVIDIA Corp	2.3
Fidelity Blue Chip Growth ETF	1.9
Alphabet Inc Class A	1.8
Apple Inc	1.6
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Fannie Mae Mortgage pass-thru certificates	1.3
Fidelity Hedged Equity ETF	1.2
32.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915521.101    1768-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class A : FFAMX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.77%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$10,169,918,631
Number of Holdings	34
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.3
AAA - 1.9
AA - 0.2
A - 2.4
BBB - 5.5
BB - 1.0
B - 0.6
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.1
Equities - 57.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.5
Bonds - 38.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.6
US Treasury Bonds	3.9
Fidelity Enhanced Small Cap ETF	2.5
NVIDIA Corp	2.3
Fidelity Blue Chip Growth ETF	1.9
Alphabet Inc Class A	1.8
Apple Inc	1.6
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Fannie Mae Mortgage pass-thru certificates	1.3
Fidelity Hedged Equity ETF	1.2
32.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915520.101    1766-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 40% Fidelity Asset Manager® 40% : FFANX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 40%	$ 23	0.46%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,611,377,983
Number of Holdings	34
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 26.7
AAA - 2.1
AA - 0.3
A - 2.9
BBB - 6.0
BB - 0.8
B - 0.7
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.5
Equities - 47.5
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 47.5
Bonds - 43.3
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.7
US Treasury Bonds	4.4
Fidelity Enhanced Small Cap ETF	2.0
NVIDIA Corp	1.9
Fidelity Blue Chip Growth ETF	1.5
Alphabet Inc Class A	1.5
Fannie Mae Mortgage pass-thru certificates	1.4
Ginnie Mae II Pool	1.4
Apple Inc	1.4
Freddie Mac Gold Pool	1.3
33.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915567.101    1958-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class Z : FIKYX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.43%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,611,377,983
Number of Holdings	34
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 26.7
AAA - 2.1
AA - 0.3
A - 2.9
BBB - 6.0
BB - 0.8
B - 0.7
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.5
Equities - 47.5
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 47.5
Bonds - 43.3
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.7
US Treasury Bonds	4.4
Fidelity Enhanced Small Cap ETF	2.0
NVIDIA Corp	1.9
Fidelity Blue Chip Growth ETF	1.5
Alphabet Inc Class A	1.5
Fannie Mae Mortgage pass-thru certificates	1.4
Ginnie Mae II Pool	1.4
Apple Inc	1.4
Freddie Mac Gold Pool	1.3
33.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915572.101    3257-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class M : FFNTX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.98%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,611,377,983
Number of Holdings	34
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 26.7
AAA - 2.1
AA - 0.3
A - 2.9
BBB - 6.0
BB - 0.8
B - 0.7
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.5
Equities - 47.5
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 47.5
Bonds - 43.3
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.7
US Treasury Bonds	4.4
Fidelity Enhanced Small Cap ETF	2.0
NVIDIA Corp	1.9
Fidelity Blue Chip Growth ETF	1.5
Alphabet Inc Class A	1.5
Fannie Mae Mortgage pass-thru certificates	1.4
Ginnie Mae II Pool	1.4
Apple Inc	1.4
Freddie Mac Gold Pool	1.3
33.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915570.101    1969-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class I : FFNIX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.48%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,611,377,983
Number of Holdings	34
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 26.7
AAA - 2.1
AA - 0.3
A - 2.9
BBB - 6.0
BB - 0.8
B - 0.7
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.5
Equities - 47.5
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 47.5
Bonds - 43.3
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.7
US Treasury Bonds	4.4
Fidelity Enhanced Small Cap ETF	2.0
NVIDIA Corp	1.9
Fidelity Blue Chip Growth ETF	1.5
Alphabet Inc Class A	1.5
Fannie Mae Mortgage pass-thru certificates	1.4
Ginnie Mae II Pool	1.4
Apple Inc	1.4
Freddie Mac Gold Pool	1.3
33.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915571.101    1970-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class C : FFNCX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.48%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,611,377,983
Number of Holdings	34
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 26.7
AAA - 2.1
AA - 0.3
A - 2.9
BBB - 6.0
BB - 0.8
B - 0.7
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.5
Equities - 47.5
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 47.5
Bonds - 43.3
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.7
US Treasury Bonds	4.4
Fidelity Enhanced Small Cap ETF	2.0
NVIDIA Corp	1.9
Fidelity Blue Chip Growth ETF	1.5
Alphabet Inc Class A	1.5
Fannie Mae Mortgage pass-thru certificates	1.4
Ginnie Mae II Pool	1.4
Apple Inc	1.4
Freddie Mac Gold Pool	1.3
33.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915569.101    1968-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class A : FFNAX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.73%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,611,377,983
Number of Holdings	34
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 26.7
AAA - 2.1
AA - 0.3
A - 2.9
BBB - 6.0
BB - 0.8
B - 0.7
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.5
Equities - 47.5
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 47.5
Bonds - 43.3
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.7
US Treasury Bonds	4.4
Fidelity Enhanced Small Cap ETF	2.0
NVIDIA Corp	1.9
Fidelity Blue Chip Growth ETF	1.5
Alphabet Inc Class A	1.5
Fannie Mae Mortgage pass-thru certificates	1.4
Ginnie Mae II Pool	1.4
Apple Inc	1.4
Freddie Mac Gold Pool	1.3
33.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915568.101    1966-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 30% Fidelity Asset Manager® 30% : FTANX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 30%	$ 23	0.46%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,166,836,431
Number of Holdings	36
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.7
AAA - 2.5
AA - 0.5
A - 3.1
BBB - 6.8
BB - 0.9
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.7
Equities - 42.4
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.0
Equities - 37.7
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.5
US Treasury Bonds	5.0
Fidelity Low Duration Bond ETF	4.7
Fannie Mae Mortgage pass-thru certificates	1.6
Ginnie Mae II Pool	1.5
Fidelity Enhanced Small Cap ETF	1.5
NVIDIA Corp	1.5
Freddie Mac Gold Pool	1.4
Uniform Mortgage Backed Securities	1.4
Fidelity Blue Chip Growth ETF	1.2
38.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915561.101    1957-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class Z : FIKWX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.42%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,166,836,431
Number of Holdings	36
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.7
AAA - 2.5
AA - 0.5
A - 3.1
BBB - 6.8
BB - 0.9
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.7
Equities - 42.4
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.0
Equities - 37.7
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.5
US Treasury Bonds	5.0
Fidelity Low Duration Bond ETF	4.7
Fannie Mae Mortgage pass-thru certificates	1.6
Ginnie Mae II Pool	1.5
Fidelity Enhanced Small Cap ETF	1.5
NVIDIA Corp	1.5
Freddie Mac Gold Pool	1.4
Uniform Mortgage Backed Securities	1.4
Fidelity Blue Chip Growth ETF	1.2
38.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915566.101    3256-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class M : FTTNX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.98%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,166,836,431
Number of Holdings	36
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.7
AAA - 2.5
AA - 0.5
A - 3.1
BBB - 6.8
BB - 0.9
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.7
Equities - 42.4
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.0
Equities - 37.7
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.5
US Treasury Bonds	5.0
Fidelity Low Duration Bond ETF	4.7
Fannie Mae Mortgage pass-thru certificates	1.6
Ginnie Mae II Pool	1.5
Fidelity Enhanced Small Cap ETF	1.5
NVIDIA Corp	1.5
Freddie Mac Gold Pool	1.4
Uniform Mortgage Backed Securities	1.4
Fidelity Blue Chip Growth ETF	1.2
38.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915564.101    1964-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class I : FTINX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.48%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,166,836,431
Number of Holdings	36
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.7
AAA - 2.5
AA - 0.5
A - 3.1
BBB - 6.8
BB - 0.9
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.7
Equities - 42.4
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.0
Equities - 37.7
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.5
US Treasury Bonds	5.0
Fidelity Low Duration Bond ETF	4.7
Fannie Mae Mortgage pass-thru certificates	1.6
Ginnie Mae II Pool	1.5
Fidelity Enhanced Small Cap ETF	1.5
NVIDIA Corp	1.5
Freddie Mac Gold Pool	1.4
Uniform Mortgage Backed Securities	1.4
Fidelity Blue Chip Growth ETF	1.2
38.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915565.101    1965-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class C : FCANX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.48%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,166,836,431
Number of Holdings	36
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.7
AAA - 2.5
AA - 0.5
A - 3.1
BBB - 6.8
BB - 0.9
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.7
Equities - 42.4
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.0
Equities - 37.7
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.5
US Treasury Bonds	5.0
Fidelity Low Duration Bond ETF	4.7
Fannie Mae Mortgage pass-thru certificates	1.6
Ginnie Mae II Pool	1.5
Fidelity Enhanced Small Cap ETF	1.5
NVIDIA Corp	1.5
Freddie Mac Gold Pool	1.4
Uniform Mortgage Backed Securities	1.4
Fidelity Blue Chip Growth ETF	1.2
38.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915563.101    1963-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class A : FTAAX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.73%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,166,836,431
Number of Holdings	36
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.7
AAA - 2.5
AA - 0.5
A - 3.1
BBB - 6.8
BB - 0.9
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.7
Equities - 42.4
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.0
Equities - 37.7
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.5
US Treasury Bonds	5.0
Fidelity Low Duration Bond ETF	4.7
Fannie Mae Mortgage pass-thru certificates	1.6
Ginnie Mae II Pool	1.5
Fidelity Enhanced Small Cap ETF	1.5
NVIDIA Corp	1.5
Freddie Mac Gold Pool	1.4
Uniform Mortgage Backed Securities	1.4
Fidelity Blue Chip Growth ETF	1.2
38.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915562.101    1961-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 20% Fidelity Asset Manager® 20% : FASIX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 20%	$ 22	0.44%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,114,557,069
Number of Holdings	32
Portfolio Turnover	21%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.6
AAA - 2.5
AA - 0.4
A - 3.0
BBB - 6.9
BB - 0.8
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.6
Equities - 32.0
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 52.3
Equities - 27.6
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.4
US Treasury Bonds	4.9
Fidelity Low Duration Bond ETF	4.4
Fannie Mae Mortgage pass-thru certificates	1.6
Ginnie Mae II Pool	1.6
Freddie Mac Gold Pool	1.4
Uniform Mortgage Backed Securities	1.4
Fidelity Hedged Equity ETF	1.2
Fidelity Commodity Strategy Central Fund	1.1
Fidelity Enhanced Small Cap ETF	1.1
37.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915544.101    328-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class Z : FIKVX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.41%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,114,557,069
Number of Holdings	32
Portfolio Turnover	21%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.6
AAA - 2.5
AA - 0.4
A - 3.0
BBB - 6.9
BB - 0.8
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.6
Equities - 32.0
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 52.3
Equities - 27.6
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.4
US Treasury Bonds	4.9
Fidelity Low Duration Bond ETF	4.4
Fannie Mae Mortgage pass-thru certificates	1.6
Ginnie Mae II Pool	1.6
Freddie Mac Gold Pool	1.4
Uniform Mortgage Backed Securities	1.4
Fidelity Hedged Equity ETF	1.2
Fidelity Commodity Strategy Central Fund	1.1
Fidelity Enhanced Small Cap ETF	1.1
37.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915543.101    3255-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class M : FTDWX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.97%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,114,557,069
Number of Holdings	32
Portfolio Turnover	21%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.6
AAA - 2.5
AA - 0.4
A - 3.0
BBB - 6.9
BB - 0.8
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.6
Equities - 32.0
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 52.3
Equities - 27.6
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.4
US Treasury Bonds	4.9
Fidelity Low Duration Bond ETF	4.4
Fannie Mae Mortgage pass-thru certificates	1.6
Ginnie Mae II Pool	1.6
Freddie Mac Gold Pool	1.4
Uniform Mortgage Backed Securities	1.4
Fidelity Hedged Equity ETF	1.2
Fidelity Commodity Strategy Central Fund	1.1
Fidelity Enhanced Small Cap ETF	1.1
37.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915541.101    1764-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class I : FTIWX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.47%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,114,557,069
Number of Holdings	32
Portfolio Turnover	21%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.6
AAA - 2.5
AA - 0.4
A - 3.0
BBB - 6.9
BB - 0.8
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.6
Equities - 32.0
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 52.3
Equities - 27.6
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.4
US Treasury Bonds	4.9
Fidelity Low Duration Bond ETF	4.4
Fannie Mae Mortgage pass-thru certificates	1.6
Ginnie Mae II Pool	1.6
Freddie Mac Gold Pool	1.4
Uniform Mortgage Backed Securities	1.4
Fidelity Hedged Equity ETF	1.2
Fidelity Commodity Strategy Central Fund	1.1
Fidelity Enhanced Small Cap ETF	1.1
37.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915542.101    1765-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class C : FTCWX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.46%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,114,557,069
Number of Holdings	32
Portfolio Turnover	21%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.6
AAA - 2.5
AA - 0.4
A - 3.0
BBB - 6.9
BB - 0.8
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.6
Equities - 32.0
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 52.3
Equities - 27.6
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.4
US Treasury Bonds	4.9
Fidelity Low Duration Bond ETF	4.4
Fannie Mae Mortgage pass-thru certificates	1.6
Ginnie Mae II Pool	1.6
Freddie Mac Gold Pool	1.4
Uniform Mortgage Backed Securities	1.4
Fidelity Hedged Equity ETF	1.2
Fidelity Commodity Strategy Central Fund	1.1
Fidelity Enhanced Small Cap ETF	1.1
37.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915540.101    1763-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class A : FTAWX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.72%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,114,557,069
Number of Holdings	32
Portfolio Turnover	21%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.6
AAA - 2.5
AA - 0.4
A - 3.0
BBB - 6.9
BB - 0.8
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 3.6
Equities - 32.0
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 52.3
Equities - 27.6
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.4
US Treasury Bonds	4.9
Fidelity Low Duration Bond ETF	4.4
Fannie Mae Mortgage pass-thru certificates	1.6
Ginnie Mae II Pool	1.6
Freddie Mac Gold Pool	1.4
Uniform Mortgage Backed Securities	1.4
Fidelity Hedged Equity ETF	1.2
Fidelity Commodity Strategy Central Fund	1.1
Fidelity Enhanced Small Cap ETF	1.1
37.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915539.101    1761-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
50% Allocation Fund 50% Allocation Fund : FRYBX

This semi-annual shareholder report contains information about 50% Allocation Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
50% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,326,452
Number of Holdings	4
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.8
Domestic Equity Funds - 35.1
International Equity Funds - 15.1
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Bond Index Fund	39.8
Fidelity Total Market Index Fund	35.1
Fidelity Total International Index Fund	15.1
Fidelity Short-Term Bond Index Fund	10.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915593.101    6498-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
85% Allocation Fund 85% Allocation Fund : FRAGX

This semi-annual shareholder report contains information about 85% Allocation Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
85% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,046,158
Number of Holdings	3
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 60.0
International Equity Funds - 25.1
Bond Funds - 14.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Market Index Fund	60.0
Fidelity Total International Index Fund	25.1
Fidelity U.S. Bond Index Fund	14.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915595.101    6501-TSRS-0526

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Health Savings Index Fund

Semi-Annual Report
March 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Health Savings Index Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 42.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (b)	159,975	1,463,768
Fidelity International Bond Index Fund (b)	532,671	4,873,941
Fidelity U.S. Bond Index Fund (b)	640,477	6,705,794
iShares iBoxx $ High Yield Corporate Bond ETF	11,698	930,693
TOTAL BOND FUNDS (Cost $14,057,718)		13,974,196

Domestic Equity Funds - 21.8%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	13,091	1,475,883
Fidelity Total Market Index Fund (b)	31,547	5,659,576
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,949,378)		7,135,459

International Equity Funds - 18.8%
	Shares	Value ($)
Fidelity Emerging Markets Index Fund (b)	177,657	2,513,848
Fidelity International Index Fund (b)	59,125	3,629,071
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,552,245)		6,142,919

Short-Term Funds - 9.9%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (b) (Cost $3,225,546)	323,109	3,250,479

Money Market Funds - 6.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $2,193,077)	3.69	2,192,639	2,193,077

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $28,977,964)	32,696,130
NET OTHER ASSETS (LIABILITIES) - 0.2%	58,795
NET ASSETS - 100.0%	32,754,925

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)	Affiliated fund.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,645,554	344,047	796,524	49,040	-	-	2,193,077	2,192,639	0.0%
Fidelity Commodity Strategy Central Fund	1,084,067	343,261	190,058	16,669	13,014	225,599	1,475,883	13,091	0.3%
Total	3,729,621	687,308	986,582	65,709	13,014	225,599	3,668,960

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Emerging Markets Index Fund	2,173,717	550,010	325,803	50,444	16,224	99,700	2,513,848	177,657
Fidelity Inflation-Protected Bond Index Fund	1,588,124	377,616	464,861	42,101	2,105	(39,216)	1,463,768	159,975
Fidelity International Bond Index Fund	4,598,772	593,689	195,450	131,919	(9,026)	(114,044)	4,873,941	532,671
Fidelity International Index Fund	3,724,362	426,050	613,084	111,047	71,482	20,261	3,629,071	59,125
Fidelity Short-Term Bond Index Fund	3,075,792	388,681	187,518	66,132	(1,353)	(25,123)	3,250,479	323,109
Fidelity Total Market Index Fund	5,263,639	822,350	266,222	54,820	(1,912)	(158,279)	5,659,576	31,547
Fidelity U.S. Bond Index Fund	6,318,916	1,612,788	1,159,739	126,043	(53,971)	(12,200)	6,705,794	640,477
	26,743,322	4,771,184	3,212,677	582,506	23,549	(228,901)	28,096,477

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	13,974,196	13,974,196	-	-

Domestic Equity Funds	7,135,459	7,135,459	-	-

International Equity Funds	6,142,919	6,142,919	-	-

Short-Term Funds	3,250,479	3,250,479	-	-

Money Market Funds	2,193,077	2,193,077	-	-
Total Investments in Securities:	32,696,130	32,696,130	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $932,977)	$930,693
Fidelity Central Funds (cost $3,443,361)	3,668,960
Other affiliated issuers (cost $24,601,626)	28,096,477

Total Investment in Securities (cost $28,977,964)		$32,696,130
Cash		8,460
Receivable for investments sold		939,850
Receivable for fund shares sold		9,127
Distributions receivable from Fidelity Central Funds		6,920
Total assets		33,660,487
Liabilities
Payable for investments purchased	$897,848
Payable for fund shares redeemed	4,961
Accrued management fee	2,753
Total liabilities		905,562
Net Assets		$32,754,925
Net Assets consist of:
Paid in capital		$31,290,462
Total accumulated earnings (loss)		1,464,463
Net Assets		$32,754,925
Net Asset Value, offering price and redemption price per share ($32,754,925 ÷ 2,996,901 shares)		$10.93
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$10,530
Affiliated issuers		582,506
Income from Fidelity Central Funds		65,709
Total income		658,745
Expenses
Management fee	$24,104
Independent trustees' fees and expenses	37
Total expenses before reductions	24,141
Expense reductions	(8,254)
Total expenses after reductions		15,887
Net Investment income (loss)		642,858
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,517
Fidelity Central Funds	13,014
Other affiliated issuers	23,549
Total net realized gain (loss)		38,080
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(11,733)
Fidelity Central Funds	225,599
Other affiliated issuers	(228,901)
Total change in net unrealized appreciation (depreciation)		(15,035)
Net gain (loss)		23,045
Net increase (decrease) in net assets resulting from operations		$665,903
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$642,858	$836,481
Net realized gain (loss)	38,080	(411,139)
Change in net unrealized appreciation (depreciation)	(15,035)	1,925,258
Net increase (decrease) in net assets resulting from operations	665,903	2,350,600
Distributions to shareholders	(658,020)	(799,321)

Share transactions
Proceeds from sales of shares	3,471,792	4,071,384
Reinvestment of distributions	634,806	768,662
Cost of shares redeemed	(2,063,235)	(4,207,134)

Net increase (decrease) in net assets resulting from share transactions	2,043,363	632,912
Total increase (decrease) in net assets	2,051,246	2,184,191

Net Assets
Beginning of period	30,703,679	28,519,488
End of period	$32,754,925	$30,703,679

Other Information
Shares
Sold	313,993	393,788
Issued in reinvestment of distributions	57,900	75,520
Redeemed	(186,918)	(407,893)
Net increase (decrease)	184,975	61,415

Financial Highlights
Fidelity® Health Savings Index Fund

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.37	$9.12	$9.01	$11.06	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.22	.30	.31	.29	.32	.17
Net realized and unrealized gain (loss)	.02	.54	1.26	.18	(2.06)	.66
Total from investment operations	.24	.84	1.57	.47	(1.74)	.83
Distributions from net investment income	(.23)	(.29)	(.32)	(.36)	(.28)	(.14)
Distributions from net realized gain	-	-	-	-	(.03)	(.04)
Total distributions	(.23)	(.29)	(.32)	(.36)	(.31)	(.18)
Net asset value, end of period	$10.93	$10.92	$10.37	$9.12	$9.01	$11.06
Total Return C,D	2.19%	8.34%	17.46%	5.30%	(16.22)%	7.99%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.15% G	.15%	.15%	.16%	.15%	.15%
Expenses net of fee waivers, if any	.10 % G	.10%	.10%	.11%	.10%	.10%
Expenses net of all reductions, if any	.10% G	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	4.00% G	2.91%	3.19%	3.14%	3.08%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$32,755	$30,704	$28,519	$23,900	$19,409	$16,864
Portfolio turnover rate H	32 % G	54%	25%	49%	32%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2026

1. Organization.
Fidelity Health Savings Index Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are available only to certain Fidelity health savings accounts.

The Fund is a fund of funds, and therefore invests in other funds instead of individual securities. The Fund invests primarily in a combination of passively managed Fidelity bond and equity funds and affiliated and unaffiliated exchange-traded funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	0.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETF may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,924,376
Gross unrealized depreciation	(270,064)
Net unrealized appreciation (depreciation)	$3,654,312
Tax cost	$29,041,818

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(258,989)
Long-term	(1,976,193)
Total capital loss carryforward	$(2,235,182)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Index Fund	6,015,307	4,775,177
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .15% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to.05% of average net assets until January 31, 2027. For the period, management fees were reduced by $8,035.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $219.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9897520.106
HSI-SANN-0526
Fidelity® Health Savings Fund

Semi-Annual Report
March 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Health Savings Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 21.8%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (a)	14,477	725,588
Fidelity Commodity Strategy Central Fund (b)	27,492	3,099,402
Fidelity Enhanced Large Cap Value ETF (a)	5,075	177,168
Fidelity Enhanced Mid Cap ETF (a)	8,255	296,850
Fidelity Enhanced Small Cap ETF (a)	21,966	834,708
Fidelity Fundamental Small-Mid Cap ETF (a)	11,233	358,894
Fidelity U.S. Equity Central Fund (b)	67,220	9,532,412
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,453,317)		15,025,022

Fixed-Income Funds - 42.7%
	Shares	Value ($)
Fidelity High Income Central Fund (b)	17,875	1,954,836
Fidelity Inflation-Protected Bond Index Fund (a)	335,954	3,073,977
Fidelity International Bond Index Fund (a)	1,118,637	10,235,530
Fidelity Investment Grade Bond Central Fund (b)	142,739	14,084,055
TOTAL FIXED-INCOME FUNDS (Cost $29,489,557)		29,348,398

International Equity Funds - 18.8%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	17,562	5,292,221
Fidelity International Equity Central Fund (b)	64,130	7,631,464
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,657,801)		12,923,685

Short-Term Funds - 9.9%
	Shares	Value ($)
Fidelity Short-Term Bond Fund (a) (Cost $6,828,768)	806,691	6,832,675

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $4,588,879)	3.69	4,587,961	4,588,879

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $63,018,322)	68,718,659
NET OTHER ASSETS (LIABILITIES) - 0.1%	102,692
NET ASSETS - 100.0%	68,821,351

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated fund.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,772,044	598,516	1,781,682	104,519	1	-	4,588,879	4,587,961	0.0%
Fidelity Commodity Strategy Central Fund	2,346,873	639,253	391,723	35,643	35,485	469,514	3,099,402	27,492	0.6%
Fidelity Emerging Markets Equity Central Fund	4,711,412	890,840	731,292	51,967	74,057	347,204	5,292,221	17,562	0.2%
Fidelity High Income Central Fund	282,246	1,910,355	222,226	34,486	4,819	(20,358)	1,954,836	17,875	0.1%
Fidelity International Equity Central Fund	8,086,813	975,179	1,076,540	507,746	162,809	(516,797)	7,631,464	64,130	0.1%
Fidelity Investment Grade Bond Central Fund	13,702,367	2,986,958	2,427,704	311,099	(75,722)	(101,844)	14,084,055	142,739	0.0%
Fidelity U.S. Equity Central Fund	9,129,702	1,917,044	642,820	1,015,071	(26,091)	(846,872)	9,532,412	67,220	0.0%
Total	44,031,457	9,918,145	7,273,987	2,060,531	175,358	(669,153)	46,183,269

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	684,004	95,731	4,389	271	(53)	(49,705)	725,588	14,477
Fidelity Enhanced Large Cap Value ETF	170,701	13,917	15,344	1,579	986	6,908	177,168	5,075
Fidelity Enhanced Mid Cap ETF	283,561	33,956	20,223	1,756	864	(1,308)	296,850	8,255
Fidelity Enhanced Small Cap ETF	799,055	73,723	73,414	3,835	6,188	29,156	834,708	21,966
Fidelity Fundamental Small-Mid Cap ETF	342,487	36,783	55,429	910	7,966	27,087	358,894	11,233
Fidelity Inflation-Protected Bond Index Fund	3,440,675	696,963	984,478	90,138	5,642	(83,376)	3,073,977	335,954
Fidelity International Bond Index Fund	9,963,344	931,282	399,092	281,464	(14,261)	(245,743)	10,235,530	1,118,637
Fidelity Short-Term Bond Fund	6,664,432	634,497	416,234	142,690	(2,027)	(47,993)	6,832,675	806,691
	22,348,259	2,516,852	1,968,603	522,643	5,305	(364,974)	22,535,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	15,025,022	15,025,022	-	-

Fixed-Income Funds	29,348,398	29,348,398	-	-

International Equity Funds	12,923,685	12,923,685	-	-

Short-Term Funds	6,832,675	6,832,675	-	-

Money Market Funds	4,588,879	4,588,879	-	-
Total Investments in Securities:	68,718,659	68,718,659	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $40,553,671)	$46,183,269
Other affiliated issuers (cost $22,464,651)	22,535,390

Total Investment in Securities (cost $63,018,322)		$68,718,659
Cash		17,041
Receivable for investments sold		2,023,255
Receivable for fund shares sold		37,412
Distributions receivable from Fidelity Central Funds		14,482
Total assets		70,810,849
Liabilities
Payable for investments purchased	$1,910,513
Payable for fund shares redeemed	57,581
Accrued management fee	21,404
Total liabilities		1,989,498
Net Assets		$68,821,351
Net Assets consist of:
Paid in capital		$64,973,012
Total accumulated earnings (loss)		3,848,339
Net Assets		$68,821,351

Net Asset Value and Maximum Offering Price
Fidelity Health Savings Fund :
Net Asset Value, offering price and redemption price per share ($23,770,566 ÷ 2,138,512 shares)		$11.12
Class K :
Net Asset Value, offering price and redemption price per share ($45,050,785 ÷ 4,054,437 shares)		$11.11
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$522,643
Income from Fidelity Central Funds		683,204
Total income		1,205,847
Expenses
Management fee	$131,162
Independent trustees' fees and expenses	79
Total expenses before reductions	131,241
Expense reductions	(4,703)
Total expenses after reductions		126,538
Net Investment income (loss)		1,079,309
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	175,358
Other affiliated issuers	5,305
Capital gain distributions from underlying funds:
Affiliated issuers	1,377,327
Total net realized gain (loss)		1,557,990
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Fidelity Central Funds	(669,153)
Other affiliated issuers	(364,974)
Total change in net unrealized appreciation (depreciation)		(1,034,127)
Net gain (loss)		523,863
Net increase (decrease) in net assets resulting from operations		$1,603,172
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,079,309	$1,893,123
Net realized gain (loss)	1,557,990	25,834
Change in net unrealized appreciation (depreciation)	(1,034,127)	3,233,327
Net increase (decrease) in net assets resulting from operations	1,603,172	5,152,284
Distributions to shareholders	(1,255,041)	(1,776,377)

Share transactions - net increase (decrease)	1,924,960	1,989,306
Total increase (decrease) in net assets	2,273,091	5,365,213

Net Assets
Beginning of period	66,548,260	61,183,047
End of period	$68,821,351	$66,548,260

Financial Highlights
Fidelity® Health Savings Fund

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.06	$10.50	$9.25	$9.15	$11.21	$10.48
Income from Investment Operations
Net investment income (loss) A,B	.17	.31	.29	.29	.28	.16
Net realized and unrealized gain (loss)	.09	.55	1.26	.20	(2.02)	.76
Total from investment operations	.26	.86	1.55	.49	(1.74)	.92
Distributions from net investment income	(.20)	(.29)	(.30)	(.34)	(.25)	(.11)
Distributions from net realized gain	-	(.01)	-	(.05)	(.07)	(.08)
Total distributions	(.20)	(.30)	(.30)	(.39)	(.32)	(.19)
Net asset value, end of period	$11.12	$11.06	$10.50	$9.25	$9.15	$11.21
Total Return C,D	2.40%	8.37%	17.02%	5.36%	(15.98)%	8.81%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.44 % G	.44%	.45%	.46%	.45%	.45%
Expenses net of all reductions, if any	.44% G	.44%	.45%	.46%	.45%	.45%
Net investment income (loss)	3.10% G	2.98%	2.98%	3.11%	2.66%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$23,771	$22,679	$21,055	$20,513	$18,399	$16,668
Portfolio turnover rate H	24 % G	54%	28%	46%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Health Savings Fund Class K

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.05	$10.49	$9.24	$9.15	$11.21	$10.48
Income from Investment Operations
Net investment income (loss) A,B	.18	.32	.30	.30	.29	.18
Net realized and unrealized gain (loss)	.09	.55	1.26	.19	(2.02)	.75
Total from investment operations	.27	.87	1.56	.49	(1.73)	.93
Distributions from net investment income	(.21)	(.30)	(.31)	(.35)	(.27)	(.12)
Distributions from net realized gain	-	(.01)	-	(.05)	(.07)	(.08)
Total distributions	(.21)	(.31)	(.31)	(.40)	(.33) C	(.20)
Net asset value, end of period	$11.11	$11.05	$10.49	$9.24	$9.15	$11.21
Total Return D,E	2.45%	8.48%	17.19%	5.36%	(15.88)%	8.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.35% H	.35%	.35%	.36%	.35%	.35%
Expenses net of fee waivers, if any	.34 % H	.34%	.35%	.36%	.35%	.35%
Expenses net of all reductions, if any	.34% H	.34%	.35%	.36%	.35%	.35%
Net investment income (loss)	3.20% H	3.08%	3.08%	3.21%	2.76%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$45,051	$43,869	$40,128	$33,183	$22,284	$16,827
Portfolio turnover rate I	24 % H	54%	28%	46%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2026

1. Organization.
Fidelity Health Savings Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Health Savings Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Shares are available only to certain Fidelity health savings accounts. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The Fund is a fund of funds, and therefore invests in other funds instead of individual securities. The Fund invests primarily in a combination of both actively and passively managed Fidelity bond and equity funds and affiliated and unaffiliated exchange-traded funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	0.01%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments	0.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments	0.01%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments	0.02%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The aggregate value of investments by input level as of March 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,128,592
Gross unrealized depreciation	(535,559)
Net unrealized appreciation (depreciation)	$5,593,033
Tax cost	$63,125,626

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(315,918)
Long-term	(2,997,070)
Total capital loss carryforward	$(3,312,988)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Fund	11,836,482	7,460,907
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Fidelity Health Savings Fund	.45%
Class K	.35%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced the Fund's management fee as follows:

Waiver ($)
Fidelity Health Savings Fund	4,543

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $160.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2026	Year ended September 30, 2025
Fidelity Health Savings Fund
Distributions to shareholders
Fidelity Health Savings Fund	$421,036	$591,904
Class K	834,005	1,184,473
Total	$1,255,041	$1,776,377
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2026	Year ended September 30, 2025	Six months ended March 31, 2026	Year ended September 30, 2025
Fidelity Health Savings Fund
Fidelity Health Savings Fund
Shares sold	186,267	283,337	$2,088,357	$2,972,201
Reinvestment of distributions	35,445	53,181	394,096	551,296
Shares redeemed	(134,487)	(290,526)	(1,505,126)	(3,038,051)
Net increase (decrease)	87,225	45,992	$977,327	$485,446
Class K
Shares sold	247,762	494,663	$2,774,637	$5,163,358
Reinvestment of distributions	74,184	112,910	824,296	1,170,555
Shares redeemed	(237,005)	(461,630)	(2,651,300)	(4,830,053)
Net increase (decrease)	84,941	145,943	$947,633	$1,503,860
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9897538.106
HSF-SANN-0526
Fidelity Asset Manager® Funds

Fidelity Asset Manager® 20%
Fidelity Asset Manager® 30%
Fidelity Asset Manager® 40%
Fidelity Asset Manager® 50%
Fidelity Asset Manager® 60%
Fidelity Asset Manager® 70%
Fidelity Asset Manager® 85%

Semi-Annual Report
March 31, 2026
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Asset Manager® 20%
Fidelity Asset Manager® 30%
Fidelity Asset Manager® 40%
Fidelity Asset Manager® 50%
Fidelity Asset Manager® 60%
Fidelity Asset Manager® 70%
Fidelity Asset Manager® 85%
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Asset Manager® 20%
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 47.1%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (c)	977,174	88,991,211
Fidelity Floating Rate Central Fund (c)	165,429	15,547,016
Fidelity High Income Central Fund (c)	426,025	46,590,082
Fidelity Inflation-Protected Bond Index Central Fund (c)	1,318,014	118,647,649
Fidelity International Credit Central Fund (c)	187,841	15,712,904
Fidelity Investment Grade Bond Central Fund (c)	26,304,259	2,595,441,211
TOTAL BOND FUNDS (Cost $2,913,369,456)		2,880,930,073

Domestic Equity Funds - 18.0%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	1,072,103	53,733,802
Fidelity Commodity Strategy Central Fund (c)	606,595	68,387,490
Fidelity Enhanced Large Cap Value ETF (b)	422,202	14,739,072
Fidelity Enhanced Mid Cap ETF (b)	606,331	21,803,663
Fidelity Enhanced Small Cap ETF (b)	1,758,518	66,823,684
Fidelity Fundamental Small-Mid Cap ETF (b)	903,457	28,865,451
Fidelity Hedged Equity ETF (b)	2,470,503	72,682,198
Fidelity Managed Futures ETF (b)	535,671	30,744,837
Fidelity Real Estate Equity Central Fund (c)	91,289	12,876,355
Fidelity U.S. Equity Central Fund (c)	5,159,214	731,628,078
TOTAL DOMESTIC EQUITY FUNDS (Cost $574,260,373)		1,102,284,630

International Equity Funds - 10.0%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (c)	709,565	213,827,407
Fidelity International Equity Central Fund (c)	3,331,980	396,505,678
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $400,088,397)		610,333,085

Short-Term Funds - 4.4%
	Shares	Value ($)
Fidelity Low Duration Bond ETF (b) (Cost $265,795,854)	5,300,837	266,731,227

U.S. Treasury Obligations - 0.3%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (e)	3.60	3,360,000	3,354,924
US Treasury Bills 0% 4/2/2026 (e)	3.58	3,570,000	3,569,640
US Treasury Bills 0% 4/30/2026 (e)	3.61	800,000	797,661
US Treasury Bills 0% 4/9/2026 (e)	3.54	7,540,000	7,533,950
US Treasury Bills 0% 5/7/2026 (e)	3.62	950,000	946,540
US Treasury Bills 0% 6/25/2026 (e)	3.62 to 3.65	1,100,000	1,090,682
US Treasury Bills 0% 7/2/2026 (e)	3.64	680,000	673,738
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,967,433)			17,967,135

Money Market Funds - 20.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $1,240,716,629)	3.69	1,240,468,536	1,240,716,629

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,412,198,142)	6,118,962,779
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,405,710)
NET ASSETS - 100.0%	6,114,557,069

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	825	6/2026	91,575,000	(1,567,756)
CBOT US Treasury Ultra Bond Contracts (United States)	262	6/2026	30,473,875	98,655

TOTAL LONG				(1,469,101)

SHORT

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	(626)	6/2026	(205,664,475)	5,650,009
ICE MSCI EAFE Index Contracts (United States)	(141)	6/2026	(20,452,755)	(91,692)
ICE MSCI Emerging Markets Index Contracts (United States)	(125)	6/2026	(9,091,250)	114,080

TOTAL SHORT				5,672,397

TOTAL FUTURES CONTRACTS				4,203,296
The notional amount of long futures as a percentage of Net Assets is 2.0%.
The notional amount of short futures as a percentage of Net Assets is 3.8%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,967,135.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,028,799,591	409,374,057	197,455,479	21,077,268	(1,540)	-	1,240,716,629	1,240,468,536	2.0%
Fidelity Commodity Strategy Central Fund	42,840,185	18,427,966	3,611,039	625,136	4,630	10,725,748	68,387,490	606,595	12.4%
Fidelity Emerging Markets Debt Local Currency Central Fund	70,690,473	25,925,137	4,110,094	4,594,895	(365,505)	(3,148,800)	88,991,211	977,174	14.7%
Fidelity Emerging Markets Equity Central Fund	197,016,650	30,537,415	34,816,731	2,318,979	2,986,203	18,103,870	213,827,407	709,565	6.9%
Fidelity Floating Rate Central Fund	41,955,649	5,343,716	31,179,797	1,089,001	(1,124,523)	551,971	15,547,016	165,429	0.8%
Fidelity High Income Central Fund	97,246,817	12,625,459	62,855,303	2,458,751	3,886,493	(4,313,384)	46,590,082	426,025	3.2%
Fidelity Inflation-Protected Bond Index Central Fund	109,528,426	19,413,664	7,744,457	3,673,392	(50,228)	(2,499,756)	118,647,649	1,318,014	15.0%
Fidelity International Credit Central Fund	14,348,774	2,410,984	1,014,728	340,486	(78,026)	45,900	15,712,904	187,841	15.3%
Fidelity International Equity Central Fund	368,735,945	79,607,555	34,012,957	25,198,864	768,714	(18,593,579)	396,505,678	3,331,980	6.0%
Fidelity Investment Grade Bond Central Fund	2,324,048,025	505,299,649	206,179,970	54,585,239	(3,553,900)	(24,172,593)	2,595,441,211	26,304,259	6.0%
Fidelity Real Estate Equity Central Fund	11,432,277	1,816,687	839,932	141,220	44,219	423,104	12,876,355	91,289	1.3%
Fidelity Securities Lending Cash Central Fund	9,375	917	10,292	513	-	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	717,207,010	191,680,227	110,801,954	77,625,259	1,307,109	(67,764,314)	731,628,078	5,159,214	3.6%
Total	5,023,859,197	1,302,463,433	694,632,733	193,729,003	3,823,646	(90,641,833)	5,544,871,710

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	55,605,658	1,879,985	-	20,725	-	(3,751,841)	53,733,802	1,072,103
Fidelity Enhanced Large Cap Value ETF	14,156,433	-	-	128,772	-	582,639	14,739,072	422,202
Fidelity Enhanced Mid Cap ETF	21,918,866	-	-	129,149	-	(115,203)	21,803,663	606,331
Fidelity Enhanced Small Cap ETF	67,820,884	-	3,724,475	315,850	577,139	2,150,136	66,823,684	1,758,518
Fidelity Fundamental Small-Mid Cap ETF	26,389,978	-	-	72,277	-	2,475,473	28,865,451	903,457
Fidelity Hedged Equity ETF	61,007,272	18,110,025	3,153,544	239,451	575,583	(3,857,138)	72,682,198	2,470,503
Fidelity Low Duration Bond ETF	267,899,531	-	-	6,239,085	-	(1,168,304)	266,731,227	5,300,837
Fidelity Managed Futures ETF	14,300,559	14,162,805	-	598,345	-	2,281,473	30,744,837	535,671
	529,099,181	34,152,815	6,878,019	7,743,654	1,152,722	(1,402,765)	556,123,934

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,880,930,073	2,880,930,073	-	-

Domestic Equity Funds	1,102,284,630	1,102,284,630	-	-

International Equity Funds	610,333,085	610,333,085	-	-

Short-Term Funds	266,731,227	266,731,227	-	-

U.S. Treasury Obligations	17,967,135	-	17,967,135	-

Money Market Funds	1,240,716,629	1,240,716,629	-	-
Total Investments in Securities:	6,118,962,779	6,100,995,644	17,967,135	-
Derivative Instruments:

Assets
Futures Contracts	5,862,744	5,862,744	-	-
Total Assets	5,862,744	5,862,744	-	-

Liabilities
Futures Contracts	(1,659,448)	(1,659,448)	-	-
Total Liabilities	(1,659,448)	(1,659,448)	-	-
Total Derivative Instruments:	4,203,296	4,203,296	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,764,089	(91,692)
Total Equity Risk	5,764,089	(91,692)
Interest Rate Risk
Futures Contracts (a)	98,655	(1,567,756)
Total Interest Rate Risk	98,655	(1,567,756)
Total Value of Derivatives	5,862,744	(1,659,448)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 20%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $17,967,433)	$17,967,135
Fidelity Central Funds (cost $4,873,748,456)	5,544,871,710
Other affiliated issuers (cost $520,482,253)	556,123,934

Total Investment in Securities (cost $5,412,198,142)		$6,118,962,779
Cash		4
Receivable for investments sold		1,024,916
Receivable for fund shares sold		541,673
Dividends receivable		895,842
Distributions receivable from Fidelity Central Funds		3,862,378
Prepaid expenses		1,991
Total assets		6,125,289,583
Liabilities
Payable for investments purchased	$7,118
Payable for fund shares redeemed	1,919,343
Accrued management fee	2,180,802
Distribution and service plan fees payable	32,857
Payable for variation margin on futures contracts	6,536,130
Other payables and accrued expenses	56,264
Total liabilities		10,732,514
Net Assets		$6,114,557,069
Net Assets consist of:
Paid in capital		$5,611,932,357
Total accumulated earnings (loss)		502,624,712
Net Assets		$6,114,557,069

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($52,477,282 ÷ 3,662,497 shares)(a)		$14.33
Maximum offering price per share (100/94.25 of $14.33)		$15.20
Class M :
Net Asset Value and redemption price per share ($30,475,353 ÷ 2,133,301 shares)(a)		$14.29
Maximum offering price per share (100/96.50 of $14.29)		$14.81
Class C :
Net Asset Value and offering price per share ($10,820,659 ÷ 763,844 shares)(a)		$14.17
Asset Manager 20% :
Net Asset Value, offering price and redemption price per share ($2,956,871,393 ÷ 205,945,965 shares)		$14.36
Class I :
Net Asset Value, offering price and redemption price per share ($21,451,287 ÷ 1,493,353 shares)		$14.36
Class Z :
Net Asset Value, offering price and redemption price per share ($3,042,461,095 ÷ 212,060,725 shares)		$14.35
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends (including $7,743,654 earned from affiliated issuers)		$7,743,654
Interest		281,974
Income from Fidelity Central Funds (including $513 from security lending)		98,570,206
Total income		106,595,834
Expenses
Management fee	$13,587,950
Distribution and service plan fees	198,948
Custodian fees and expenses	17,038
Independent trustees' fees and expenses	6,857
Registration fees	83,328
Audit fees	16,474
Legal	4,135
Miscellaneous	9,196
Total expenses before reductions	13,923,926
Expense reductions	(880,269)
Total expenses after reductions		13,043,657
Net Investment income (loss)		93,552,177
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	163
Fidelity Central Funds	3,823,646
Other affiliated issuers	1,152,722
Futures contracts	269,269
Capital gain distributions from Fidelity Central Funds	95,158,797
Total net realized gain (loss)		100,404,597
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(913)
Fidelity Central Funds	(90,641,833)
Other affiliated issuers	(1,402,765)
Futures contracts	7,118,070
Total change in net unrealized appreciation (depreciation)		(84,927,441)
Net gain (loss)		15,477,156
Net increase (decrease) in net assets resulting from operations		$109,029,333
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,552,177	$179,009,349
Net realized gain (loss)	100,404,597	105,497,606
Change in net unrealized appreciation (depreciation)	(84,927,441)	46,804,281
Net increase (decrease) in net assets resulting from operations	109,029,333	331,311,236
Distributions to shareholders	(99,678,604)	(181,809,685)

Share transactions - net increase (decrease)	534,815,891	39,226,833
Total increase (decrease) in net assets	544,166,620	188,728,384

Net Assets
Beginning of period	5,570,390,449	5,381,662,065
End of period	$6,114,557,069	$5,570,390,449

Financial Highlights
Fidelity Advisor Asset Manager® 20% Class A

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.30	$13.93	$12.67	$12.81	$14.74	$14.00
Income from Investment Operations
Net investment income (loss) A,B	.21	.41	.41	.36	.23	.14
Net realized and unrealized gain (loss)	.04	.38	1.26	.16	(1.93)	.82
Total from investment operations	.25	.79	1.67	.52	(1.70)	.96
Distributions from net investment income	(.22)	(.41)	(.41)	(.40)	(.19)	(.11)
Distributions from net realized gain	- C	(.01)	-	(.26)	(.03)	(.12)
Total distributions	(.22)	(.42)	(.41)	(.66)	(.23) D	(.22) D
Net asset value, end of period	$14.33	$14.30	$13.93	$12.67	$12.81	$14.74
Total Return E,F,G	1.78%	5.84%	13.42%	4.07%	(11.71)%	6.91%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.74% J	.75%	.78%	.82%	.81%	.81%
Expenses net of fee waivers, if any	.72 % J	.73%	.77%	.81%	.81%	.81%
Expenses net of all reductions, if any	.72% J	.73%	.77%	.81%	.81%	.81%
Net investment income (loss)	2.85% J	3.00%	3.10%	2.80%	1.61%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$52,477	$50,882	$52,099	$53,119	$56,979	$62,957
Portfolio turnover rate K	21 % J	31%	24%	28%	22%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 20% Class M

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.26	$13.89	$12.63	$12.77	$14.70	$13.97
Income from Investment Operations
Net investment income (loss) A,B	.19	.38	.38	.33	.19	.10
Net realized and unrealized gain (loss)	.05	.37	1.26	.16	(1.92)	.82
Total from investment operations	.24	.75	1.64	.49	(1.73)	.92
Distributions from net investment income	(.20)	(.38)	(.38)	(.37)	(.16)	(.07)
Distributions from net realized gain	- C	(.01)	-	(.26)	(.03)	(.12)
Total distributions	(.21) D	(.38) D	(.38)	(.63)	(.20) D	(.19)
Net asset value, end of period	$14.29	$14.26	$13.89	$12.63	$12.77	$14.70
Total Return E,F,G	1.66%	5.58%	13.16%	3.84%	(11.94)%	6.60%
Ratios to Average Net Assets A,H,I
Expenses before reductions	.99% J	1.00%	1.03%	1.06%	1.06%	1.07%
Expenses net of fee waivers, if any	.97 % J	.98%	1.02%	1.06%	1.06%	1.07%
Expenses net of all reductions, if any	.97% J	.98%	1.02%	1.06%	1.06%	1.07%
Net investment income (loss)	2.60% J	2.75%	2.85%	2.55%	1.36%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$30,475	$30,474	$28,979	$28,202	$27,193	$31,762
Portfolio turnover rate K	21 % J	31%	24%	28%	22%	25%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 20% Class C

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.14	$13.77	$12.53	$12.67	$14.61	$13.91
Income from Investment Operations
Net investment income (loss) A,B	.15	.31	.31	.26	.12	.03
Net realized and unrealized gain (loss)	.05	.37	1.24	.16	(1.92)	.82
Total from investment operations	.20	.68	1.55	.42	(1.80)	.85
Distributions from net investment income	(.17)	(.31)	(.31)	(.30)	(.11)	(.03)
Distributions from net realized gain	- C	(.01)	-	(.26)	(.03)	(.12)
Total distributions	(.17)	(.31) D	(.31)	(.56)	(.14)	(.15)
Net asset value, end of period	$14.17	$14.14	$13.77	$12.53	$12.67	$14.61
Total Return E,F,G	1.41%	5.09%	12.52%	3.35%	(12.41)%	6.10%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.49% J	1.50%	1.52%	1.57%	1.57%	1.57%
Expenses net of fee waivers, if any	1.46 % J	1.48%	1.51%	1.57%	1.57%	1.57%
Expenses net of all reductions, if any	1.46% J	1.48%	1.51%	1.57%	1.57%	1.57%
Net investment income (loss)	2.10% J	2.25%	2.36%	2.05%	.85%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$10,821	$11,538	$13,991	$16,531	$19,557	$25,804
Portfolio turnover rate K	21 % J	31%	24%	28%	22%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 20%

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.33	$13.95	$12.69	$12.83	$14.76	$14.02
Income from Investment Operations
Net investment income (loss) A,B	.23	.45	.45	.40	.27	.19
Net realized and unrealized gain (loss)	.04	.39	1.26	.16	(1.93)	.82
Total from investment operations	.27	.84	1.71	.56	(1.66)	1.01
Distributions from net investment income	(.24)	(.45)	(.45)	(.44)	(.24)	(.15)
Distributions from net realized gain	- C	(.01)	-	(.26)	(.03)	(.12)
Total distributions	(.24)	(.46)	(.45)	(.70)	(.27)	(.27)
Net asset value, end of period	$14.36	$14.33	$13.95	$12.69	$12.83	$14.76
Total Return D,E	1.90%	6.18%	13.74%	4.40%	(11.41)%	7.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.48%	.49%	.51%	.50%	.50%
Expenses net of fee waivers, if any	.44 % H	.46%	.48%	.51%	.50%	.50%
Expenses net of all reductions, if any	.44% H	.46%	.48%	.51%	.50%	.50%
Net investment income (loss)	3.12% H	3.27%	3.39%	3.11%	1.92%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$2,956,871	$3,017,882	$3,170,882	$3,329,197	$3,734,894	$4,723,410
Portfolio turnover rate I	21 % H	31%	24%	28%	22%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 20% Class I

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.34	$13.96	$12.69	$12.83	$14.76	$14.02
Income from Investment Operations
Net investment income (loss) A,B	.22	.45	.45	.40	.26	.18
Net realized and unrealized gain (loss)	.04	.38	1.27	.15	(1.93)	.82
Total from investment operations	.26	.83	1.72	.55	(1.67)	1.00
Distributions from net investment income	(.24)	(.44)	(.45)	(.43)	(.23)	(.14)
Distributions from net realized gain	- C	(.01)	-	(.26)	(.03)	(.12)
Total distributions	(.24)	(.45)	(.45)	(.69)	(.26)	(.26)
Net asset value, end of period	$14.36	$14.34	$13.96	$12.69	$12.83	$14.76
Total Return D,E	1.83%	6.14%	13.76%	4.33%	(11.46)%	7.17%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.50%	.52%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.47 % H	.48%	.51%	.55%	.55%	.55%
Expenses net of all reductions, if any	.47% H	.48%	.51%	.55%	.55%	.55%
Net investment income (loss)	3.10% H	3.25%	3.36%	3.06%	1.87%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$21,451	$17,403	$17,984	$20,594	$28,182	$31,374
Portfolio turnover rate I	21 % H	31%	24%	28%	22%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 20% Class Z

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.32	$13.95	$12.68	$12.82	$14.76	$14.02
Income from Investment Operations
Net investment income (loss) A,B	.23	.46	.45	.41	.27	.19
Net realized and unrealized gain (loss)	.05	.37	1.28	.15	(1.93)	.82
Total from investment operations	.28	.83	1.73	.56	(1.66)	1.01
Distributions from net investment income	(.24)	(.45)	(.46)	(.44)	(.24)	(.16)
Distributions from net realized gain	- C	(.01)	-	(.26)	(.03)	(.12)
Total distributions	(.25) D	(.46)	(.46)	(.70)	(.28) D	(.27) D
Net asset value, end of period	$14.35	$14.32	$13.95	$12.68	$12.82	$14.76
Total Return E,F	1.94%	6.15%	13.85%	4.42%	(11.45)%	7.27%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.44% I	.45%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.41 % I	.42%	.45%	.47%	.47%	.47%
Expenses net of all reductions, if any	.41% I	.42%	.45%	.47%	.47%	.47%
Net investment income (loss)	3.15% I	3.31%	3.41%	3.14%	1.95%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$3,042,461	$2,442,211	$2,097,727	$1,785,426	$1,566,447	$1,485,829
Portfolio turnover rate J	21 % I	31%	24%	28%	22%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 30%
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 47.5%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (c)	341,578	31,107,511
Fidelity Floating Rate Central Fund (c)	59,040	5,548,533
Fidelity High Income Central Fund (c)	152,011	16,623,915
Fidelity Inflation-Protected Bond Index Central Fund (c)	464,145	41,782,301
Fidelity International Credit Central Fund (c)	64,906	5,429,378
Fidelity Investment Grade Bond Central Fund (c)	9,403,236	927,817,283
TOTAL BOND FUNDS (Cost $1,086,627,528)		1,028,308,921

Domestic Equity Funds - 23.8%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	515,787	25,851,244
Fidelity Commodity Strategy Central Fund (c)	215,775	24,326,480
Fidelity Enhanced Large Cap Value ETF (b)	190,780	6,660,130
Fidelity Enhanced Mid Cap ETF (b)	293,548	10,555,986
Fidelity Enhanced Small Cap ETF (b)	848,820	32,255,160
Fidelity Fundamental Small-Mid Cap ETF (b)	439,442	14,040,172
Fidelity Hedged Equity ETF (b)	857,097	25,215,794
Fidelity Managed Futures ETF (b)	195,272	11,207,636
Fidelity Real Estate Equity Central Fund (c)	32,708	4,613,480
Fidelity U.S. Equity Central Fund (c)	2,550,122	361,632,770
TOTAL DOMESTIC EQUITY FUNDS (Cost $289,311,587)		516,358,852

International Equity Funds - 14.3%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (c)	335,385	101,068,170
Fidelity International Equity Central Fund (c)	1,761,847	209,659,744
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $205,952,204)		310,727,914

Short-Term Funds - 4.7%
	Shares	Value ($)
Fidelity Low Duration Bond ETF (b)(d) (Cost $102,291,436)	2,040,024	102,651,356

U.S. Treasury Obligations - 0.3%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (f)	3.60	1,130,000	1,128,293
US Treasury Bills 0% 4/2/2026 (f)	3.56 to 3.58	1,440,000	1,439,855
US Treasury Bills 0% 4/30/2026 (f)	3.61	240,000	239,298
US Treasury Bills 0% 4/9/2026 (f)	3.54	2,530,000	2,527,970
US Treasury Bills 0% 5/21/2026 (f)	3.64	240,000	238,791
US Treasury Bills 0% 5/28/2026 (f)	3.62	30,000	29,826
US Treasury Bills 0% 5/7/2026 (f)	3.62	140,000	139,490
US Treasury Bills 0% 6/25/2026 (f)	3.62 to 3.65	430,000	426,358
US Treasury Bills 0% 6/4/2026 (f)	3.63	90,000	89,422
US Treasury Bills 0% 7/2/2026 (f)	3.64	240,000	237,790
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,497,192)			6,497,093

Money Market Funds - 9.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	205,105,387	205,146,408
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	159,634	159,650
TOTAL MONEY MARKET FUNDS (Cost $205,306,058)			205,306,058

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,895,986,005)	2,169,850,194
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,013,763)
NET ASSETS - 100.0%	2,166,836,431

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	289	6/2026	32,079,000	(549,190)
CBOT US Treasury Ultra Bond Contracts (United States)	93	6/2026	10,817,063	35,185

TOTAL LONG				(514,005)

SHORT

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	(210)	6/2026	(68,992,875)	1,897,169
ICE MSCI EAFE Index Contracts (United States)	(136)	6/2026	(19,727,480)	(83,964)
ICE MSCI Emerging Markets Index Contracts (United States)	(44)	6/2026	(3,200,120)	40,156

TOTAL SHORT				1,853,361

TOTAL FUTURES CONTRACTS				1,339,356
The notional amount of long futures as a percentage of Net Assets is 2.0%.
The notional amount of short futures as a percentage of Net Assets is 4.2%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Security or a portion of the security is on loan at period end.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,497,093.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	161,145,784	108,879,772	64,879,186	3,080,711	38	-	205,146,408	205,105,387	0.3%
Fidelity Commodity Strategy Central Fund	15,535,021	5,939,329	940,707	224,696	(53,599)	3,846,436	24,326,480	215,775	4.4%
Fidelity Emerging Markets Debt Local Currency Central Fund	25,654,408	8,216,338	1,503,448	1,680,785	(133,700)	(1,126,087)	31,107,511	341,578	5.1%
Fidelity Emerging Markets Equity Central Fund	105,970,885	10,479,982	26,626,465	1,235,576	4,780,080	6,463,688	101,068,170	335,385	3.2%
Fidelity Floating Rate Central Fund	15,101,526	1,407,437	10,757,982	389,419	(407,916)	205,468	5,548,533	59,040	0.3%
Fidelity High Income Central Fund	35,283,693	3,280,141	21,787,185	881,420	1,113,667	(1,266,401)	16,623,915	152,011	1.2%
Fidelity Inflation-Protected Bond Index Central Fund	39,742,094	5,103,457	2,131,187	1,323,793	(4,481)	(927,582)	41,782,301	464,145	5.3%
Fidelity International Credit Central Fund	5,100,931	617,698	278,765	120,384	(27,726)	17,240	5,429,378	64,906	5.3%
Fidelity International Equity Central Fund	201,467,014	32,232,311	14,300,845	13,635,537	128,512	(9,867,248)	209,659,744	1,761,847	3.2%
Fidelity Investment Grade Bond Central Fund	846,658,597	149,009,189	58,030,447	19,508,456	31,513	(9,851,569)	927,817,283	9,403,236	2.1%
Fidelity Real Estate Equity Central Fund	4,228,200	458,239	234,373	51,736	4,067	157,347	4,613,480	32,708	0.5%
Fidelity Securities Lending Cash Central Fund	802,125	7,027,597	7,670,065	59,940	(7)	-	159,650	159,634	0.0%
Fidelity U.S. Equity Central Fund	351,456,813	76,937,128	34,287,467	37,654,608	269,774	(32,743,478)	361,632,770	2,550,122	1.8%
Total	1,808,147,091	409,588,618	243,428,122	79,847,061	5,700,222	(45,092,186)	1,934,915,623

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	27,208,893	883,663	447,279	10,141	71,440	(1,865,473)	25,851,244	515,787
Fidelity Enhanced Large Cap Value ETF	6,605,142	-	223,741	59,082	34,598	244,131	6,660,130	190,780
Fidelity Enhanced Mid Cap ETF	10,829,094	-	221,709	63,163	24,256	(75,655)	10,555,986	293,548
Fidelity Enhanced Small Cap ETF	33,096,196	-	2,196,001	153,284	353,968	1,000,997	32,255,160	848,820
Fidelity Fundamental Small-Mid Cap ETF	13,036,394	-	221,344	35,430	33,207	1,191,915	14,040,172	439,442
Fidelity Hedged Equity ETF	22,455,981	5,202,424	1,292,663	84,853	236,627	(1,386,575)	25,215,794	857,097
Fidelity Low Duration Bond ETF	103,100,977	-	-	2,401,108	-	(449,621)	102,651,356	2,040,024
Fidelity Managed Futures ETF	5,193,877	5,182,661	-	218,119	-	831,098	11,207,636	195,272
	221,526,554	11,268,748	4,602,737	3,025,180	754,096	(509,183)	228,437,478

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,028,308,921	1,028,308,921	-	-

Domestic Equity Funds	516,358,852	516,358,852	-	-

International Equity Funds	310,727,914	310,727,914	-	-

Short-Term Funds	102,651,356	102,651,356	-	-

U.S. Treasury Obligations	6,497,093	-	6,497,093	-

Money Market Funds	205,306,058	205,306,058	-	-
Total Investments in Securities:	2,169,850,194	2,163,353,101	6,497,093	-
Derivative Instruments:

Assets
Futures Contracts	1,972,510	1,972,510	-	-
Total Assets	1,972,510	1,972,510	-	-

Liabilities
Futures Contracts	(633,154)	(633,154)	-	-
Total Liabilities	(633,154)	(633,154)	-	-
Total Derivative Instruments:	1,339,356	1,339,356	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,937,325	(83,964)
Total Equity Risk	1,937,325	(83,964)
Interest Rate Risk
Futures Contracts (a)	35,185	(549,190)
Total Interest Rate Risk	35,185	(549,190)
Total Value of Derivatives	1,972,510	(633,154)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 30%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $155,988) - See accompanying schedule:
Unaffiliated issuers (cost $6,497,192)	$6,497,093
Fidelity Central Funds (cost $1,676,757,244)	1,934,915,623
Other affiliated issuers (cost $212,731,569)	228,437,478

Total Investment in Securities (cost $1,895,986,005)		$2,169,850,194
Cash		2,968
Receivable for investments sold		1,856,340
Receivable for fund shares sold		658,112
Dividends receivable		344,764
Distributions receivable from Fidelity Central Funds		618,726
Prepaid expenses		721
Total assets		2,173,331,825
Liabilities
Payable for investments purchased	$26,517
Payable for fund shares redeemed	2,840,241
Accrued management fee	799,339
Distribution and service plan fees payable	36,160
Payable for variation margin on futures contracts	2,599,949
Other payables and accrued expenses	33,538
Collateral on securities loaned	159,650
Total liabilities		6,495,394
Net Assets		$2,166,836,431
Net Assets consist of:
Paid in capital		$1,895,522,388
Total accumulated earnings (loss)		271,314,043
Net Assets		$2,166,836,431

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($71,674,958 ÷ 5,612,632 shares)(a)		$12.77
Maximum offering price per share (100/94.25 of $12.77)		$13.55
Class M :
Net Asset Value and redemption price per share ($21,380,349 ÷ 1,679,253 shares)(a)		$12.73
Maximum offering price per share (100/96.50 of $12.73)		$13.19
Class C :
Net Asset Value and offering price per share ($14,324,554 ÷ 1,137,710 shares)(a)		$12.59
Asset Manager 30% :
Net Asset Value, offering price and redemption price per share ($1,305,201,268 ÷ 102,288,498 shares)		$12.76
Class I :
Net Asset Value, offering price and redemption price per share ($21,170,440 ÷ 1,658,656 shares)		$12.76
Class Z :
Net Asset Value, offering price and redemption price per share ($733,084,862 ÷ 57,479,906 shares)		$12.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends (including $3,025,180 earned from affiliated issuers)		$3,025,180
Interest		102,765
Income from Fidelity Central Funds (including $59,940 from security lending)		32,641,451
Total income		35,769,396
Expenses
Management fee	$5,084,193
Distribution and service plan fees	221,801
Custodian fees and expenses	17,177
Independent trustees' fees and expenses	2,466
Registration fees	52,976
Audit fees	16,365
Legal	1,508
Miscellaneous	3,310
Total expenses before reductions	5,399,796
Expense reductions	(369,813)
Total expenses after reductions		5,029,983
Net Investment income (loss)		30,739,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5
Fidelity Central Funds	5,700,222
Other affiliated issuers	754,096
Futures contracts	(1,148,126)
Capital gain distributions from Fidelity Central Funds	47,205,610
Total net realized gain (loss)		52,511,807
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(364)
Fidelity Central Funds	(45,092,186)
Other affiliated issuers	(509,183)
Futures contracts	2,316,870
Total change in net unrealized appreciation (depreciation)		(43,284,863)
Net gain (loss)		9,226,944
Net increase (decrease) in net assets resulting from operations		$39,966,357
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,739,413	$59,352,923
Net realized gain (loss)	52,511,807	61,932,181
Change in net unrealized appreciation (depreciation)	(43,284,863)	20,097,198
Net increase (decrease) in net assets resulting from operations	39,966,357	141,382,302
Distributions to shareholders	(33,494,151)	(61,296,533)

Share transactions - net increase (decrease)	125,896,504	(95,748,187)
Total increase (decrease) in net assets	132,368,710	(15,662,418)

Net Assets
Beginning of period	2,034,467,721	2,050,130,139
End of period	$2,166,836,431	$2,034,467,721

Financial Highlights
Fidelity Advisor Asset Manager® 30% Class A

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.73	$12.22	$10.84	$10.80	$12.77	$11.80
Income from Investment Operations
Net investment income (loss) A,B	.17	.33	.31	.28	.20	.14
Net realized and unrealized gain (loss)	.06	.52	1.38	.33	(1.95)	1.03
Total from investment operations	.23	.85	1.69	.61	(1.75)	1.17
Distributions from net investment income	(.18)	(.33)	(.31)	(.31)	(.18)	(.09)
Distributions from net realized gain	- C	(.01)	-	(.26)	(.04)	(.11)
Total distributions	(.19) D	(.34)	(.31)	(.57)	(.22)	(.20)
Net asset value, end of period	$12.77	$12.73	$12.22	$10.84	$10.80	$12.77
Total Return E,F,G	1.78%	7.15%	15.84%	5.74%	(13.89)%	9.98%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.76% J	.77%	.79%	.82%	.82%	.82%
Expenses net of fee waivers, if any	.73 % J	.74%	.78%	.82%	.82%	.82%
Expenses net of all reductions, if any	.73% J	.74%	.78%	.82%	.82%	.82%
Net investment income (loss)	2.61% J	2.73%	2.71%	2.51%	1.66%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$71,675	$74,205	$73,906	$69,350	$71,633	$77,502
Portfolio turnover rate K	18 % J	24%	19%	22%	23%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 30% Class M

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.69	$12.19	$10.81	$10.77	$12.75	$11.77
Income from Investment Operations
Net investment income (loss) A,B	.15	.30	.28	.25	.17	.11
Net realized and unrealized gain (loss)	.06	.51	1.38	.34	(1.95)	1.04
Total from investment operations	.21	.81	1.66	.59	(1.78)	1.15
Distributions from net investment income	(.17)	(.30)	(.28)	(.29)	(.15)	(.07)
Distributions from net realized gain	- C	(.01)	-	(.26)	(.04)	(.11)
Total distributions	(.17)	(.31)	(.28)	(.55)	(.20) D	(.17) D
Net asset value, end of period	$12.73	$12.69	$12.19	$10.81	$10.77	$12.75
Total Return E,F,G	1.68%	6.83%	15.59%	5.49%	(14.20)%	9.84%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.01% J	1.02%	1.05%	1.07%	1.08%	1.08%
Expenses net of fee waivers, if any	.98 % J	.99%	1.04%	1.07%	1.08%	1.08%
Expenses net of all reductions, if any	.98% J	.99%	1.04%	1.07%	1.08%	1.08%
Net investment income (loss)	2.36% J	2.48%	2.46%	2.26%	1.41%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$21,380	$21,680	$22,776	$21,274	$22,364	$26,218
Portfolio turnover rate K	18 % J	24%	19%	22%	23%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 30% Class C

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.56	$12.06	$10.70	$10.66	$12.64	$11.71
Income from Investment Operations
Net investment income (loss) A,B	.12	.24	.22	.19	.11	.04
Net realized and unrealized gain (loss)	.05	.51	1.37	.34	(1.94)	1.03
Total from investment operations	.17	.75	1.59	.53	(1.83)	1.07
Distributions from net investment income	(.14)	(.24)	(.23)	(.23)	(.11)	(.03)
Distributions from net realized gain	- C	(.01)	-	(.26)	(.04)	(.11)
Total distributions	(.14)	(.25)	(.23)	(.49)	(.15)	(.14)
Net asset value, end of period	$12.59	$12.56	$12.06	$10.70	$10.66	$12.64
Total Return D,E,F	1.38%	6.39%	14.98%	5.00%	(14.62)%	9.17%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.51% I	1.52%	1.54%	1.58%	1.58%	1.59%
Expenses net of fee waivers, if any	1.48 % I	1.49%	1.53%	1.58%	1.58%	1.59%
Expenses net of all reductions, if any	1.48% I	1.49%	1.53%	1.58%	1.58%	1.59%
Net investment income (loss)	1.86% I	1.98%	1.96%	1.74%	.90%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$14,325	$15,259	$18,592	$20,534	$24,169	$31,949
Portfolio turnover rate J	18 % I	24%	19%	22%	23%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 30%

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.72	$12.21	$10.83	$10.79	$12.77	$11.79
Income from Investment Operations
Net investment income (loss) A,B	.19	.36	.35	.31	.24	.18
Net realized and unrealized gain (loss)	.05	.53	1.38	.34	(1.96)	1.04
Total from investment operations	.24	.89	1.73	.65	(1.72)	1.22
Distributions from net investment income	(.20)	(.37)	(.35)	(.35)	(.22)	(.14)
Distributions from net realized gain	- C	(.01)	-	(.26)	(.04)	(.11)
Total distributions	(.20)	(.38)	(.35)	(.61)	(.26)	(.24) D
Net asset value, end of period	$12.76	$12.72	$12.21	$10.83	$10.79	$12.77
Total Return E,F	1.90%	7.47%	16.20%	6.07%	(13.71)%	10.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.49% I	.50%	.50%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.46 % I	.47%	.49%	.52%	.51%	.52%
Expenses net of all reductions, if any	.46% I	.47%	.49%	.52%	.51%	.52%
Net investment income (loss)	2.88% I	3.00%	3.00%	2.80%	1.97%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,305,201	$1,315,525	$1,375,227	$1,418,966	$1,625,346	$2,196,582
Portfolio turnover rate J	18 % I	24%	19%	22%	23%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 30% Class I

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.72	$12.21	$10.84	$10.79	$12.77	$11.79
Income from Investment Operations
Net investment income (loss) A,B	.18	.36	.34	.30	.24	.17
Net realized and unrealized gain (loss)	.06	.52	1.37	.35	(1.96)	1.05
Total from investment operations	.24	.88	1.71	.65	(1.72)	1.22
Distributions from net investment income	(.20)	(.36)	(.34)	(.34)	(.21)	(.13)
Distributions from net realized gain	- C	(.01)	-	(.26)	(.04)	(.11)
Total distributions	(.20)	(.37)	(.34)	(.60)	(.26) D	(.24)
Net asset value, end of period	$12.76	$12.72	$12.21	$10.84	$10.79	$12.77
Total Return E,F	1.90%	7.44%	16.02%	6.10%	(13.75)%	10.41%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.51% I	.52%	.54%	.58%	.54%	.55%
Expenses net of fee waivers, if any	.48 % I	.49%	.53%	.58%	.54%	.54%
Expenses net of all reductions, if any	.48% I	.49%	.53%	.58%	.54%	.54%
Net investment income (loss)	2.86% I	2.98%	2.97%	2.75%	1.94%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$21,170	$21,002	$17,976	$24,322	$30,027	$76,079
Portfolio turnover rate J	18 % I	24%	19%	22%	23%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 30% Class Z

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.71	$12.21	$10.83	$10.79	$12.77	$11.79
Income from Investment Operations
Net investment income (loss) A,B	.19	.37	.35	.31	.24	.18
Net realized and unrealized gain (loss)	.06	.51	1.38	.34	(1.96)	1.04
Total from investment operations	.25	.88	1.73	.65	(1.72)	1.22
Distributions from net investment income	(.20)	(.37)	(.35)	(.35)	(.22)	(.14)
Distributions from net realized gain	- C	(.01)	-	(.26)	(.04)	(.11)
Total distributions	(.21) D	(.38)	(.35)	(.61)	(.26)	(.24) D
Net asset value, end of period	$12.75	$12.71	$12.21	$10.83	$10.79	$12.77
Total Return E,F	1.94%	7.41%	16.27%	6.10%	(13.69)%	10.44%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.46% I	.47%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.42 % I	.44%	.47%	.49%	.49%	.49%
Expenses net of all reductions, if any	.42% I	.44%	.47%	.49%	.49%	.49%
Net investment income (loss)	2.92% I	3.03%	3.02%	2.84%	2.00%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$733,085	$586,797	$541,653	$434,359	$399,817	$474,155
Portfolio turnover rate J	18 % I	24%	19%	22%	23%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 40%
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 42.6%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (c)	411,202	37,448,139
Fidelity Floating Rate Central Fund (c)	71,601	6,729,023
Fidelity High Income Central Fund (c)	184,324	20,157,647
Fidelity Inflation-Protected Bond Index Central Fund (c)	555,617	50,016,632
Fidelity International Credit Central Fund (c)	75,961	6,354,132
Fidelity Investment Grade Bond Central Fund (c)	10,063,082	992,924,346
TOTAL BOND FUNDS (Cost $1,170,378,610)		1,113,629,919

Domestic Equity Funds - 29.8%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	799,553	40,073,596
Fidelity Commodity Strategy Central Fund (c)	260,417	29,359,420
Fidelity Enhanced Large Cap Value ETF (b)	291,794	10,186,528
Fidelity Enhanced Mid Cap ETF (b)	449,808	16,175,096
Fidelity Enhanced Small Cap ETF (b)	1,325,372	50,364,136
Fidelity Fundamental Small-Mid Cap ETF (b)	651,067	20,801,591
Fidelity Hedged Equity ETF (b)	1,032,882	30,387,389
Fidelity Managed Futures ETF (b)	230,522	13,230,810
Fidelity Real Estate Equity Central Fund (c)	39,281	5,540,624
Fidelity U.S. Equity Central Fund (c)	3,956,833	561,118,454
TOTAL DOMESTIC EQUITY FUNDS (Cost $437,448,135)		777,237,644

International Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (c)	506,980	152,778,275
Fidelity International Equity Central Fund (c)	2,748,412	327,061,060
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $321,640,405)		479,839,335

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (e)	3.60	1,490,000	1,487,749
US Treasury Bills 0% 4/2/2026 (e)	3.58	1,910,000	1,909,807
US Treasury Bills 0% 4/30/2026 (e)	3.61	490,000	488,567
US Treasury Bills 0% 4/9/2026 (e)	3.54	2,690,000	2,687,842
US Treasury Bills 0% 5/14/2026 (e)	3.62	20,000	19,913
US Treasury Bills 0% 5/21/2026 (e)	3.63	20,000	19,899
US Treasury Bills 0% 5/28/2026 (e)	3.62	30,000	29,827
US Treasury Bills 0% 5/7/2026 (e)	3.62	400,000	398,543
US Treasury Bills 0% 6/25/2026 (e)	3.62 to 3.65	470,000	466,019
US Treasury Bills 0% 7/2/2026 (e)	3.64	290,000	287,330
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,795,621)			7,795,496

Money Market Funds - 9.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $236,489,693)	3.69	236,442,405	236,489,693

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,173,752,464)	2,614,992,087
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,614,104)
NET ASSETS - 100.0%	2,611,377,983

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	344	6/2026	38,184,000	(653,707)
CBOT US Treasury Ultra Bond Contracts (United States)	111	6/2026	12,910,688	41,884

TOTAL LONG				(611,823)

SHORT

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	(245)	6/2026	(80,491,688)	2,211,658
ICE MSCI EAFE Index Contracts (United States)	(202)	6/2026	(29,301,110)	(122,206)
ICE MSCI Emerging Markets Index Contracts (United States)	(53)	6/2026	(3,854,690)	48,370

TOTAL SHORT				2,137,822

TOTAL FUTURES CONTRACTS				1,525,999
The notional amount of long futures as a percentage of Net Assets is 2.0%.
The notional amount of short futures as a percentage of Net Assets is 4.3%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,795,496.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	205,555,673	99,927,615	68,994,331	3,732,957	736	-	236,489,693	236,442,405	0.4%
Fidelity Commodity Strategy Central Fund	18,318,409	6,903,858	365,083	270,201	16,918	4,485,318	29,359,420	260,417	5.3%
Fidelity Emerging Markets Debt Local Currency Central Fund	29,580,498	11,210,202	1,809,895	2,023,378	(160,952)	(1,371,714)	37,448,139	411,202	6.2%
Fidelity Emerging Markets Equity Central Fund	144,787,965	12,617,420	19,295,505	1,725,879	2,226,363	12,442,032	152,778,275	506,980	4.9%
Fidelity Floating Rate Central Fund	17,622,677	1,417,872	12,071,155	463,734	(465,148)	224,777	6,729,023	71,601	0.3%
Fidelity High Income Central Fund	41,610,179	3,217,267	24,483,164	1,054,924	1,500,421	(1,687,056)	20,157,647	184,324	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	46,869,677	5,082,573	806,133	1,587,597	(1,989)	(1,127,496)	50,016,632	555,617	6.3%
Fidelity International Credit Central Fund	5,874,672	600,273	105,521	140,598	(8,153)	(7,139)	6,354,132	75,961	6.2%
Fidelity International Equity Central Fund	310,611,847	43,756,379	11,603,100	21,485,187	(414,407)	(15,289,659)	327,061,060	2,748,412	5.0%
Fidelity Investment Grade Bond Central Fund	882,631,753	144,781,333	23,924,560	20,644,402	(174,352)	(10,389,828)	992,924,346	10,063,082	2.3%
Fidelity Real Estate Equity Central Fund	4,994,869	446,614	87,068	62,715	233	185,976	5,540,624	39,281	0.6%
Fidelity U.S. Equity Central Fund	534,129,320	105,531,140	27,397,091	58,586,990	(969,415)	(50,175,500)	561,118,454	3,956,833	2.8%
Total	2,242,587,539	435,492,546	190,942,606	111,778,562	1,550,255	(62,710,289)	2,425,977,445

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	40,700,895	2,662,055	534,069	15,170	85,303	(2,840,588)	40,073,596	799,553
Fidelity Enhanced Large Cap Value ETF	10,032,578	-	267,178	90,066	41,315	379,813	10,186,528	291,794
Fidelity Enhanced Mid Cap ETF	15,998,002	530,599	264,746	95,039	26,070	(114,829)	16,175,096	449,808
Fidelity Enhanced Small Cap ETF	49,185,960	-	792,982	233,618	141,060	1,830,098	50,364,136	1,325,372
Fidelity Fundamental Small-Mid Cap ETF	19,256,809	-	264,276	52,413	39,648	1,769,410	20,801,591	651,067
Fidelity Hedged Equity ETF	25,394,266	6,390,662	-	102,255	-	(1,397,539)	30,387,389	1,032,882
Fidelity Managed Futures ETF	5,975,747	6,278,677	-	257,493	-	976,386	13,230,810	230,522
	166,544,257	15,861,993	2,123,251	846,054	333,396	602,751	181,219,146

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,113,629,919	1,113,629,919	-	-

Domestic Equity Funds	777,237,644	777,237,644	-	-

International Equity Funds	479,839,335	479,839,335	-	-

U.S. Treasury Obligations	7,795,496	-	7,795,496	-

Money Market Funds	236,489,693	236,489,693	-	-
Total Investments in Securities:	2,614,992,087	2,607,196,591	7,795,496	-
Derivative Instruments:

Assets
Futures Contracts	2,301,912	2,301,912	-	-
Total Assets	2,301,912	2,301,912	-	-

Liabilities
Futures Contracts	(775,913)	(775,913)	-	-
Total Liabilities	(775,913)	(775,913)	-	-
Total Derivative Instruments:	1,525,999	1,525,999	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,260,028	(122,206)
Total Equity Risk	2,260,028	(122,206)
Interest Rate Risk
Futures Contracts (a)	41,884	(653,707)
Total Interest Rate Risk	41,884	(653,707)
Total Value of Derivatives	2,301,912	(775,913)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 40%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,795,621)	$7,795,496
Fidelity Central Funds (cost $2,006,404,352)	2,425,977,445
Other affiliated issuers (cost $159,552,491)	181,219,146

Total Investment in Securities (cost $2,173,752,464)		$2,614,992,087
Cash		2
Receivable for investments sold		291,892
Receivable for fund shares sold		1,227,459
Distributions receivable from Fidelity Central Funds		707,290
Prepaid expenses		834
Total assets		2,617,219,564
Liabilities
Payable for investments purchased	$5,014
Payable for fund shares redeemed	1,550,073
Accrued management fee	969,722
Distribution and service plan fees payable	36,820
Payable for variation margin on futures contracts	3,233,829
Other payables and accrued expenses	46,123
Total liabilities		5,841,581
Net Assets		$2,611,377,983
Net Assets consist of:
Paid in capital		$2,135,797,153
Total accumulated earnings (loss)		475,580,830
Net Assets		$2,611,377,983

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($81,386,016 ÷ 5,789,471 shares)(a)		$14.06
Maximum offering price per share (100/94.25 of $14.06)		$14.92
Class M :
Net Asset Value and redemption price per share ($17,219,753 ÷ 1,227,346 shares)(a)		$14.03
Maximum offering price per share (100/96.50 of $14.03)		$14.54
Class C :
Net Asset Value and offering price per share ($14,627,055 ÷ 1,047,133 shares)(a)		$13.97
Asset Manager 40% :
Net Asset Value, offering price and redemption price per share ($1,736,881,057 ÷ 123,597,431 shares)		$14.05
Class I :
Net Asset Value, offering price and redemption price per share ($38,668,767 ÷ 2,750,075 shares)		$14.06
Class Z :
Net Asset Value, offering price and redemption price per share ($722,595,335 ÷ 51,426,920 shares)		$14.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends (including $846,054 earned from affiliated issuers)		$846,054
Interest		118,464
Income from Fidelity Central Funds		38,481,154
Total income		39,445,672
Expenses
Management fee	$6,062,903
Distribution and service plan fees	222,824
Custodian fees and expenses	16,538
Independent trustees' fees and expenses	2,945
Registration fees	85,091
Audit fees	16,377
Legal	1,812
Miscellaneous	3,887
Total expenses before reductions	6,412,377
Expense reductions	(370,718)
Total expenses after reductions		6,041,659
Net Investment income (loss)		33,404,013
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(28)
Fidelity Central Funds	1,550,255
Other affiliated issuers	333,396
Futures contracts	(94,623)
Capital gain distributions from Fidelity Central Funds	73,297,408
Total net realized gain (loss)		75,086,408
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(357)
Fidelity Central Funds	(62,710,289)
Other affiliated issuers	602,751
Futures contracts	2,548,547
Total change in net unrealized appreciation (depreciation)		(59,559,348)
Net gain (loss)		15,527,060
Net increase (decrease) in net assets resulting from operations		$48,931,073
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,404,013	$61,665,067
Net realized gain (loss)	75,086,408	88,441,617
Change in net unrealized appreciation (depreciation)	(59,559,348)	41,706,569
Net increase (decrease) in net assets resulting from operations	48,931,073	191,813,253
Distributions to shareholders	(71,078,456)	(63,085,972)

Share transactions - net increase (decrease)	218,694,002	(29,852,609)
Total increase (decrease) in net assets	196,546,619	98,874,672

Net Assets
Beginning of period	2,414,831,364	2,315,956,692
End of period	$2,611,377,983	$2,414,831,364

Financial Highlights
Fidelity Advisor Asset Manager® 40% Class A

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.17	$13.40	$11.64	$11.46	$13.85	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.17	.33	.30	.27	.22	.15
Net realized and unrealized gain (loss)	.10	.78	1.76	.58	(2.32)	1.47
Total from investment operations	.27	1.11	2.06	.85	(2.10)	1.62
Distributions from net investment income	(.20)	(.32)	(.30)	(.30)	(.18)	(.12)
Distributions from net realized gain	(.18)	(.01)	-	(.37)	(.11)	(.13)
Total distributions	(.38)	(.34) C	(.30)	(.67)	(.29)	(.26) C
Net asset value, end of period	$14.06	$14.17	$13.40	$11.64	$11.46	$13.85
Total Return D,E,F	1.90%	8.48%	17.89%	7.60%	(15.47)%	13.06%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.76% I	.77%	.80%	.83%	.82%	.82%
Expenses net of fee waivers, if any	.73 % I	.75%	.79%	.82%	.82%	.82%
Expenses net of all reductions, if any	.73% I	.75%	.79%	.82%	.82%	.82%
Net investment income (loss)	2.34% I	2.45%	2.40%	2.24%	1.72%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$81,386	$86,099	$80,835	$69,848	$69,848	$74,272
Portfolio turnover rate J	11 % I	27%	13%	21%	16%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 40% Class M

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.14	$13.38	$11.62	$11.45	$13.83	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.15	.29	.27	.24	.19	.11
Net realized and unrealized gain (loss)	.10	.77	1.76	.58	(2.31)	1.47
Total from investment operations	.25	1.06	2.03	.82	(2.12)	1.58
Distributions from net investment income	(.18)	(.29)	(.27)	(.28)	(.15)	(.09)
Distributions from net realized gain	(.18)	(.01)	-	(.37)	(.11)	(.13)
Total distributions	(.36)	(.30)	(.27)	(.65)	(.26)	(.22)
Net asset value, end of period	$14.03	$14.14	$13.38	$11.62	$11.45	$13.83
Total Return C,D,E	1.78%	8.13%	17.65%	7.28%	(15.63)%	12.80%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.01% H	1.02%	1.04%	1.07%	1.06%	1.06%
Expenses net of fee waivers, if any	.98 % H	1.00%	1.04%	1.06%	1.06%	1.06%
Expenses net of all reductions, if any	.98% H	1.00%	1.04%	1.06%	1.06%	1.06%
Net investment income (loss)	2.09% H	2.20%	2.16%	2.01%	1.48%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$17,220	$14,552	$15,370	$13,020	$12,231	$14,809
Portfolio turnover rate I	11 % H	27%	13%	21%	16%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 40% Class C

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.08	$13.31	$11.56	$11.39	$13.77	$12.42
Income from Investment Operations
Net investment income (loss) A,B	.11	.22	.21	.17	.12	.04
Net realized and unrealized gain (loss)	.10	.78	1.74	.58	(2.30)	1.47
Total from investment operations	.21	1.00	1.95	.75	(2.18)	1.51
Distributions from net investment income	(.14)	(.22)	(.20)	(.21)	(.09)	(.03)
Distributions from net realized gain	(.18)	(.01)	-	(.37)	(.11)	(.13)
Total distributions	(.32)	(.23)	(.20)	(.58)	(.20)	(.16)
Net asset value, end of period	$13.97	$14.08	$13.31	$11.56	$11.39	$13.77
Total Return C,D,E	1.50%	7.68%	17.03%	6.70%	(16.07)%	12.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.51% H	1.52%	1.55%	1.59%	1.59%	1.59%
Expenses net of fee waivers, if any	1.48 % H	1.50%	1.54%	1.59%	1.59%	1.59%
Expenses net of all reductions, if any	1.48% H	1.50%	1.54%	1.59%	1.59%	1.59%
Net investment income (loss)	1.59% H	1.69%	1.65%	1.48%	.95%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$14,627	$16,137	$18,398	$17,576	$19,517	$26,841
Portfolio turnover rate I	11 % H	27%	13%	21%	16%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 40%

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.17	$13.40	$11.64	$11.46	$13.85	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.19	.36	.34	.30	.26	.19
Net realized and unrealized gain (loss)	.09	.78	1.75	.59	(2.32)	1.46
Total from investment operations	.28	1.14	2.09	.89	(2.06)	1.65
Distributions from net investment income	(.22)	(.36)	(.33)	(.34)	(.22)	(.16)
Distributions from net realized gain	(.18)	(.01)	-	(.37)	(.11)	(.13)
Total distributions	(.40)	(.37)	(.33)	(.71)	(.33)	(.29)
Net asset value, end of period	$14.05	$14.17	$13.40	$11.64	$11.46	$13.85
Total Return C,D	1.99%	8.77%	18.24%	7.95%	(15.21)%	13.38%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49% G	.50%	.51%	.53%	.52%	.52%
Expenses net of fee waivers, if any	.46 % G	.48%	.51%	.52%	.52%	.51%
Expenses net of all reductions, if any	.46% G	.48%	.51%	.52%	.52%	.51%
Net investment income (loss)	2.61% G	2.72%	2.69%	2.55%	2.02%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,736,881	$1,611,488	$1,544,767	$1,427,453	$1,515,043	$1,829,755
Portfolio turnover rate H	11 % G	27%	13%	21%	16%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 40% Class I

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.17	$13.40	$11.64	$11.47	$13.86	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.18	.36	.33	.30	.26	.18
Net realized and unrealized gain (loss)	.11	.78	1.76	.58	(2.32)	1.48
Total from investment operations	.29	1.14	2.09	.88	(2.06)	1.66
Distributions from net investment income	(.22)	(.35)	(.33)	(.33)	(.21)	(.16)
Distributions from net realized gain	(.18)	(.01)	-	(.37)	(.11)	(.13)
Total distributions	(.40)	(.37) C	(.33)	(.71) C	(.33) C	(.29)
Net asset value, end of period	$14.06	$14.17	$13.40	$11.64	$11.47	$13.86
Total Return D,E	2.05%	8.72%	18.21%	7.79%	(15.24)%	13.42%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.51% H	.52%	.53%	.57%	.57%	.57%
Expenses net of fee waivers, if any	.48 % H	.50%	.53%	.57%	.57%	.56%
Expenses net of all reductions, if any	.48% H	.50%	.53%	.57%	.57%	.56%
Net investment income (loss)	2.59% H	2.70%	2.66%	2.50%	1.97%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$38,669	$34,663	$32,753	$36,451	$34,286	$42,310
Portfolio turnover rate I	11 % H	27%	13%	21%	16%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 40% Class Z

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.17	$13.40	$11.64	$11.47	$13.86	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.19	.37	.34	.31	.27	.19
Net realized and unrealized gain (loss)	.10	.78	1.76	.58	(2.32)	1.48
Total from investment operations	.29	1.15	2.10	.89	(2.05)	1.67
Distributions from net investment income	(.22)	(.36)	(.34)	(.34)	(.23)	(.17)
Distributions from net realized gain	(.18)	(.01)	-	(.37)	(.11)	(.13)
Total distributions	(.41) C	(.38) C	(.34)	(.72) C	(.34)	(.30)
Net asset value, end of period	$14.05	$14.17	$13.40	$11.64	$11.47	$13.86
Total Return D,E	2.01%	8.81%	18.29%	7.89%	(15.16)%	13.49%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H	.46%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.43 % H	.44%	.47%	.49%	.49%	.49%
Expenses net of all reductions, if any	.43% H	.44%	.47%	.49%	.49%	.49%
Net investment income (loss)	2.65% H	2.75%	2.72%	2.58%	2.05%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$722,595	$651,892	$623,834	$530,895	$500,747	$556,238
Portfolio turnover rate I	11 % H	27%	13%	21%	16%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 50%
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 37.8%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (c)	1,672,410	152,306,417
Fidelity Floating Rate Central Fund (c)	280,506	26,361,963
Fidelity High Income Central Fund (c)	722,285	78,989,108
Fidelity Inflation-Protected Bond Index Central Fund (c)	2,146,080	193,190,086
Fidelity International Credit Central Fund (c)	287,858	24,079,327
Fidelity Investment Grade Bond Central Fund (c)	34,114,936	3,366,120,712
TOTAL BOND FUNDS (Cost $3,897,919,534)		3,841,047,613

Domestic Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	3,845,677	192,745,331
Fidelity Commodity Strategy Central Fund (c)	1,020,494	115,050,439
Fidelity Enhanced Large Cap Value ETF (b)	1,477,066	51,564,374
Fidelity Enhanced Mid Cap ETF (b)	2,328,310	83,726,028
Fidelity Enhanced Small Cap ETF (b)	6,442,080	244,799,040
Fidelity Fundamental Small-Mid Cap ETF (b)	3,350,698	107,054,801
Fidelity Hedged Equity ETF (b)	4,191,080	123,301,574
Fidelity Managed Futures ETF (b)	943,146	54,131,864
Fidelity Real Estate Equity Central Fund (c)	148,381	20,929,157
Fidelity U.S. Equity Central Fund (c)	18,816,373	2,668,349,891
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,540,829,910)		3,661,652,499

International Equity Funds - 22.2%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (c)	2,376,062	716,026,276
Fidelity International Equity Central Fund (c)	12,967,757	1,543,163,043
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,397,097,574)		2,259,189,319

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (e)	3.60	4,430,000	4,423,307
US Treasury Bills 0% 4/23/2026 (e)	3.63	9,110,000	9,089,793
US Treasury Bills 0% 4/30/2026 (e)	3.61	2,800,000	2,791,813
US Treasury Bills 0% 4/9/2026 (e)	3.54	7,420,000	7,414,047
US Treasury Bills 0% 5/14/2026 (e)	3.62 to 3.64	50,000	49,782
US Treasury Bills 0% 5/21/2026 (e)	3.64	1,350,000	1,343,198
US Treasury Bills 0% 5/7/2026 (e)	3.62	2,020,000	2,012,642
US Treasury Bills 0% 6/25/2026 (e)	3.62 to 3.65	2,220,000	2,201,196
US Treasury Bills 0% 6/4/2026 (e)	3.63	20,000	19,871
US Treasury Bills 0% 7/2/2026 (e)	3.64	930,000	921,436
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,267,740)			30,267,085

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $392,614,433)	3.69	392,535,926	392,614,433

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $7,258,729,191)	10,184,770,949
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(14,852,318)
NET ASSETS - 100.0%	10,169,918,631

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,371	6/2026	152,181,000	(2,605,325)
CBOT US Treasury Ultra Bond Contracts (United States)	433	6/2026	50,363,313	162,870

TOTAL LONG				(2,442,455)

SHORT

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	(960)	6/2026	(315,396,000)	8,664,731
ICE MSCI EAFE Index Contracts (United States)	(772)	6/2026	(111,982,460)	(468,884)
ICE MSCI Emerging Markets Index Contracts (United States)	(207)	6/2026	(15,055,110)	188,916

TOTAL SHORT				8,384,763

TOTAL FUTURES CONTRACTS				5,942,308
The notional amount of long futures as a percentage of Net Assets is 2.0%.
The notional amount of short futures as a percentage of Net Assets is 4.3%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $30,267,085.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	381,828,335	326,246,391	315,464,618	5,376,784	4,325	-	392,614,433	392,535,926	0.6%
Fidelity Commodity Strategy Central Fund	75,119,207	25,067,702	3,007,699	1,078,656	(29,184)	17,900,413	115,050,439	1,020,494	20.8%
Fidelity Emerging Markets Debt Local Currency Central Fund	123,583,699	42,276,872	7,361,076	8,229,341	(654,611)	(5,538,467)	152,306,417	1,672,410	25.1%
Fidelity Emerging Markets Equity Central Fund	721,927,397	30,290,695	108,389,482	8,361,669	24,164,596	48,033,070	716,026,276	2,376,062	23.0%
Fidelity Floating Rate Central Fund	71,529,869	3,486,048	47,695,541	1,856,065	(2,017,730)	1,059,317	26,361,963	280,506	1.4%
Fidelity High Income Central Fund	170,605,282	8,048,782	98,935,878	4,235,484	5,833,666	(6,562,744)	78,989,108	722,285	5.5%
Fidelity Inflation-Protected Bond Index Central Fund	192,160,816	12,235,769	6,660,345	6,375,818	(11,065)	(4,535,089)	193,190,086	2,146,080	24.5%
Fidelity International Credit Central Fund	23,665,736	1,327,769	872,438	556,854	(119,580)	77,840	24,079,327	287,858	23.4%
Fidelity International Equity Central Fund	1,551,382,678	150,245,882	84,223,347	104,307,017	4,088,468	(78,330,638)	1,543,163,043	12,967,757	23.4%
Fidelity Investment Grade Bond Central Fund	3,138,499,244	419,444,657	156,530,099	71,523,592	352,020	(35,645,110)	3,366,120,712	34,114,936	7.8%
Fidelity Real Estate Equity Central Fund	20,068,721	865,855	728,930	243,750	27,973	695,538	20,929,157	148,381	2.2%
Fidelity U.S. Equity Central Fund	2,660,135,672	380,306,916	129,736,740	282,256,600	17,576,707	(259,932,664)	2,668,349,891	18,816,373	13.1%
Total	9,130,506,656	1,399,843,338	959,606,193	494,401,630	49,215,585	(322,778,534)	9,297,180,852

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	205,323,873	1,060,956	-	76,528	-	(13,639,498)	192,745,331	3,845,677
Fidelity Enhanced Large Cap Value ETF	49,526,023	-	-	450,505	-	2,038,351	51,564,374	1,477,066
Fidelity Enhanced Mid Cap ETF	82,103,446	2,103,312	-	489,875	-	(480,730)	83,726,028	2,328,310
Fidelity Enhanced Small Cap ETF	247,145,198	-	12,619,389	1,154,068	2,189,268	8,083,963	244,799,040	6,442,080
Fidelity Fundamental Small-Mid Cap ETF	98,825,316	-	1,051,424	269,359	157,740	9,123,169	107,054,801	3,350,698
Fidelity Hedged Equity ETF	106,899,797	25,287,943	3,262,734	414,917	611,608	(6,235,040)	123,301,574	4,191,080
Fidelity Managed Futures ETF	24,946,790	25,175,182	-	1,053,494	-	4,009,892	54,131,864	943,146
	814,770,443	53,627,393	16,933,547	3,908,746	2,958,616	2,900,107	857,323,012

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,841,047,613	3,841,047,613	-	-

Domestic Equity Funds	3,661,652,499	3,661,652,499	-	-

International Equity Funds	2,259,189,319	2,259,189,319	-	-

U.S. Treasury Obligations	30,267,085	-	30,267,085	-

Money Market Funds	392,614,433	392,614,433	-	-
Total Investments in Securities:	10,184,770,949	10,154,503,864	30,267,085	-
Derivative Instruments:

Assets
Futures Contracts	9,016,517	9,016,517	-	-
Total Assets	9,016,517	9,016,517	-	-

Liabilities
Futures Contracts	(3,074,209)	(3,074,209)	-	-
Total Liabilities	(3,074,209)	(3,074,209)	-	-
Total Derivative Instruments:	5,942,308	5,942,308	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,853,647	(468,884)
Total Equity Risk	8,853,647	(468,884)
Interest Rate Risk
Futures Contracts (a)	162,870	(2,605,325)
Total Interest Rate Risk	162,870	(2,605,325)
Total Value of Derivatives	9,016,517	(3,074,209)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 50%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $30,267,740)	$30,267,085
Fidelity Central Funds (cost $6,475,397,930)	9,297,180,852
Other affiliated issuers (cost $753,063,521)	857,323,012

Total Investment in Securities (cost $7,258,729,191)		$10,184,770,949
Receivable for investments sold		2,358
Receivable for fund shares sold		13,279,168
Distributions receivable from Fidelity Central Funds		1,105,788
Prepaid expenses		3,482
Other receivables		8,795
Total assets		10,199,170,540
Liabilities
Payable for investments purchased	$9,358,489
Payable for fund shares redeemed	3,301,236
Accrued management fee	3,913,707
Distribution and service plan fees payable	68,441
Payable for variation margin on futures contracts	12,576,297
Other payables and accrued expenses	33,739
Total liabilities		29,251,909
Net Assets		$10,169,918,631
Net Assets consist of:
Paid in capital		$7,455,029,036
Total accumulated earnings (loss)		2,714,889,595
Net Assets		$10,169,918,631

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($131,982,803 ÷ 6,102,181 shares)(a)		$21.63
Maximum offering price per share (100/94.25 of $21.63)		$22.95
Class M :
Net Asset Value and redemption price per share ($52,158,934 ÷ 2,415,246 shares)(a)		$21.60
Maximum offering price per share (100/96.50 of $21.60)		$22.38
Class C :
Net Asset Value and offering price per share ($21,766,105 ÷ 1,019,124 shares)(a)		$21.36
Asset Manager 50% :
Net Asset Value, offering price and redemption price per share ($7,195,232,386 ÷ 330,683,121 shares)		$21.76
Class I :
Net Asset Value, offering price and redemption price per share ($63,988,602 ÷ 2,948,593 shares)		$21.70
Class Z :
Net Asset Value, offering price and redemption price per share ($2,704,789,801 ÷ 124,776,162 shares)		$21.68
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends (including $3,908,746 earned from affiliated issuers)		$3,908,746
Interest		465,900
Income from Fidelity Central Funds		140,679,951
Total income		145,054,597
Expenses
Management fee	$25,349,764
Distribution and service plan fees	422,052
Custodian fees and expenses	20,135
Independent trustees' fees and expenses	11,927
Registration fees	77,856
Audit fees	16,600
Legal	7,363
Miscellaneous	15,947
Total expenses before reductions	25,921,644
Expense reductions	(1,764,941)
Total expenses after reductions		24,156,703
Net Investment income (loss)		120,897,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	55
Fidelity Central Funds	49,215,585
Other affiliated issuers	2,958,616
Futures contracts	(419,400)
Capital gain distributions from Fidelity Central Funds	353,721,679
Total net realized gain (loss)		405,476,535
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,019)
Fidelity Central Funds	(322,778,534)
Other affiliated issuers	2,900,107
Futures contracts	9,961,780
Total change in net unrealized appreciation (depreciation)		(309,919,666)
Net gain (loss)		95,556,869
Net increase (decrease) in net assets resulting from operations		$216,454,763
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$120,897,894	$232,839,736
Net realized gain (loss)	405,476,535	739,838,723
Change in net unrealized appreciation (depreciation)	(309,919,666)	(56,096,957)
Net increase (decrease) in net assets resulting from operations	216,454,763	916,581,502
Distributions to shareholders	(643,175,151)	(366,147,157)

Share transactions - net increase (decrease)	626,670,204	(389,752,755)
Total increase (decrease) in net assets	199,949,816	160,681,590

Net Assets
Beginning of period	9,969,968,815	9,809,287,225
End of period	$10,169,918,631	$9,969,968,815

Financial Highlights
Fidelity Advisor Asset Manager® 50% Class A

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.57	$21.32	$18.14	$17.75	$21.98	$19.33
Income from Investment Operations
Net investment income (loss) A,B	.23	.45	.41	.37	.33	.20
Net realized and unrealized gain (loss)	.23	1.55	3.17	1.24	(3.97)	2.86
Total from investment operations	.46	2.00	3.58	1.61	(3.64)	3.06
Distributions from net investment income	(.29)	(.45)	(.40)	(.44)	(.28)	(.17)
Distributions from net realized gain	(1.11)	(.30)	-	(.78)	(.31)	(.24)
Total distributions	(1.40)	(.75)	(.40)	(1.22)	(.59)	(.41)
Net asset value, end of period	$21.63	$22.57	$21.32	$18.14	$17.75	$21.98
Total Return C,D,E	2.02%	9.74%	19.97%	9.29%	(17.02)%	15.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81% H	.82%	.86%	.91%	.91%	.91%
Expenses net of fee waivers, if any	.77 % H	.79%	.85%	.91%	.90%	.91%
Expenses net of all reductions, if any	.77% H	.79%	.85%	.91%	.90%	.91%
Net investment income (loss)	2.05% H	2.14%	2.06%	2.00%	1.63%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$131,983	$133,335	$131,499	$116,526	$110,693	$134,052
Portfolio turnover rate I	13 % H	25%	12%	20%	20%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 50% Class M

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.54	$21.29	$18.12	$17.73	$21.95	$19.31
Income from Investment Operations
Net investment income (loss) A,B	.20	.40	.36	.32	.28	.15
Net realized and unrealized gain (loss)	.23	1.55	3.16	1.24	(3.95)	2.85
Total from investment operations	.43	1.95	3.52	1.56	(3.67)	3.00
Distributions from net investment income	(.26)	(.40)	(.35)	(.39)	(.24)	(.12)
Distributions from net realized gain	(1.11)	(.30)	-	(.78)	(.31)	(.24)
Total distributions	(1.37)	(.70)	(.35)	(1.17)	(.55)	(.36)
Net asset value, end of period	$21.60	$22.54	$21.29	$18.12	$17.73	$21.95
Total Return C,D,E	1.88%	9.49%	19.64%	9.03%	(17.18)%	15.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.06% H	1.07%	1.10%	1.15%	1.15%	1.15%
Expenses net of fee waivers, if any	1.02 % H	1.04%	1.10%	1.15%	1.15%	1.15%
Expenses net of all reductions, if any	1.02% H	1.04%	1.10%	1.15%	1.15%	1.15%
Net investment income (loss)	1.80% H	1.89%	1.82%	1.76%	1.39%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$52,159	$53,552	$52,923	$48,134	$47,759	$57,507
Portfolio turnover rate I	13 % H	25%	12%	20%	20%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 50% Class C

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.30	$21.07	$17.93	$17.55	$21.76	$19.16
Income from Investment Operations
Net investment income (loss) A,B	.14	.29	.26	.23	.18	.04
Net realized and unrealized gain (loss)	.23	1.53	3.13	1.23	(3.93)	2.84
Total from investment operations	.37	1.82	3.39	1.46	(3.75)	2.88
Distributions from net investment income	(.20)	(.29)	(.25)	(.29)	(.15)	(.04)
Distributions from net realized gain	(1.11)	(.30)	-	(.78)	(.31)	(.24)
Total distributions	(1.31)	(.59)	(.25)	(1.08) C	(.46)	(.28)
Net asset value, end of period	$21.36	$22.30	$21.07	$17.93	$17.55	$21.76
Total Return D,E,F	1.63%	8.92%	19.05%	8.47%	(17.64)%	15.12%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.56% I	1.57%	1.60%	1.66%	1.66%	1.67%
Expenses net of fee waivers, if any	1.52 % I	1.54%	1.59%	1.66%	1.66%	1.67%
Expenses net of all reductions, if any	1.52% I	1.54%	1.59%	1.66%	1.66%	1.67%
Net investment income (loss)	1.30% I	1.39%	1.32%	1.24%	.87%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$21,766	$24,132	$26,736	$29,986	$31,796	$51,226
Portfolio turnover rate J	13 % I	25%	12%	20%	20%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 50%

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.70	$21.44	$18.23	$17.84	$22.09	$19.42
Income from Investment Operations
Net investment income (loss) A,B	.26	.51	.47	.43	.40	.27
Net realized and unrealized gain (loss)	.24	1.56	3.20	1.24	(3.99)	2.87
Total from investment operations	.50	2.07	3.67	1.67	(3.59)	3.14
Distributions from net investment income	(.32)	(.51)	(.46)	(.49)	(.35)	(.23)
Distributions from net realized gain	(1.11)	(.30)	-	(.78)	(.31)	(.24)
Total distributions	(1.44) C	(.81)	(.46)	(1.28) C	(.66)	(.47)
Net asset value, end of period	$21.76	$22.70	$21.44	$18.23	$17.84	$22.09
Total Return D,E	2.16%	10.04%	20.37%	9.59%	(16.79)%	16.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.51% H	.53%	.57%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.48 % H	.50%	.56%	.61%	.60%	.60%
Expenses net of all reductions, if any	.48% H	.50%	.56%	.61%	.60%	.60%
Net investment income (loss)	2.35% H	2.43%	2.36%	2.29%	1.93%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$7,195,232	$7,319,771	$7,407,487	$6,958,278	$7,094,870	$9,274,634
Portfolio turnover rate I	13 % H	25%	12%	20%	20%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 50% Class I

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.65	$21.39	$18.20	$17.80	$22.04	$19.38
Income from Investment Operations
Net investment income (loss) A,B	.26	.50	.46	.42	.39	.26
Net realized and unrealized gain (loss)	.22	1.56	3.18	1.25	(3.98)	2.87
Total from investment operations	.48	2.06	3.64	1.67	(3.59)	3.13
Distributions from net investment income	(.32)	(.50)	(.45)	(.49)	(.34)	(.23)
Distributions from net realized gain	(1.11)	(.30)	-	(.78)	(.31)	(.24)
Total distributions	(1.43)	(.80)	(.45)	(1.27)	(.65)	(.47)
Net asset value, end of period	$21.70	$22.65	$21.39	$18.20	$17.80	$22.04
Total Return C,D	2.10%	10.04%	20.26%	9.63%	(16.80)%	16.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.56% G	.57%	.60%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.52 % G	.54%	.59%	.63%	.64%	.64%
Expenses net of all reductions, if any	.52% G	.54%	.59%	.63%	.64%	.64%
Net investment income (loss)	2.30% G	2.39%	2.32%	2.27%	1.90%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$63,989	$65,351	$57,058	$50,986	$60,352	$81,320
Portfolio turnover rate H	13 % G	25%	12%	20%	20%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 50% Class Z

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.63	$21.37	$18.18	$17.79	$22.03	$19.37
Income from Investment Operations
Net investment income (loss) A,B	.27	.53	.48	.44	.41	.28
Net realized and unrealized gain (loss)	.23	1.55	3.18	1.24	(3.98)	2.87
Total from investment operations	.50	2.08	3.66	1.68	(3.57)	3.15
Distributions from net investment income	(.34)	(.52)	(.47)	(.51)	(.36)	(.25)
Distributions from net realized gain	(1.11)	(.30)	-	(.78)	(.31)	(.24)
Total distributions	(1.45)	(.82)	(.47)	(1.29)	(.67)	(.49)
Net asset value, end of period	$21.68	$22.63	$21.37	$18.18	$17.79	$22.03
Total Return C,D	2.17%	10.18%	20.41%	9.71%	(16.71)%	16.43%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.44% G	.45%	.49%	.54%	.53%	.54%
Expenses net of fee waivers, if any	.41 % G	.42%	.48%	.53%	.53%	.54%
Expenses net of all reductions, if any	.41% G	.42%	.48%	.53%	.53%	.54%
Net investment income (loss)	2.42% G	2.50%	2.43%	2.37%	2.00%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,704,790	$2,373,828	$2,133,585	$1,834,344	$1,665,184	$1,955,130
Portfolio turnover rate H	13 % G	25%	12%	20%	20%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 60%
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 32.8%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (c)	796,531	72,540,044
Fidelity Floating Rate Central Fund (c)	140,599	13,213,503
Fidelity High Income Central Fund (c)	361,997	39,588,041
Fidelity Inflation-Protected Bond Index Central Fund (c)	1,063,621	95,747,134
Fidelity International Credit Central Fund (c)	141,485	11,835,180
Fidelity Investment Grade Bond Central Fund (c)	14,490,661	1,429,793,564
TOTAL BOND FUNDS (Cost $1,717,865,091)		1,662,717,466

Domestic Equity Funds - 39.5%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	2,115,571	106,032,419
Fidelity Commodity Strategy Central Fund (c)	510,772	57,584,415
Fidelity Enhanced Large Cap Value ETF (b)	773,240	26,993,808
Fidelity Enhanced Mid Cap ETF (b)	1,208,638	43,462,622
Fidelity Enhanced Small Cap ETF (b)	3,484,306	132,403,629
Fidelity Fundamental Small-Mid Cap ETF (b)	1,716,542	54,843,516
Fidelity Hedged Equity ETF (b)	2,003,714	58,949,266
Fidelity Managed Futures ETF (b)	445,932	25,594,267
Fidelity Real Estate Equity Central Fund (c)	74,168	10,461,372
Fidelity U.S. Equity Central Fund (c)	10,442,653	1,480,872,618
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,144,881,667)		1,997,197,932

International Equity Funds - 25.8%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (c)	1,388,573	418,446,395
Fidelity International Equity Central Fund (c)	7,482,517	890,419,568
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $898,206,402)		1,308,865,963

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/23/2026 (e)	3.63	240,000	239,468
US Treasury Bills 0% 4/30/2026 (e)	3.61	2,890,000	2,881,550
US Treasury Bills 0% 5/14/2026 (e)	3.64	20,000	19,912
US Treasury Bills 0% 5/21/2026 (e)	3.64	340,000	338,287
US Treasury Bills 0% 5/28/2026 (e)	3.62	30,000	29,827
US Treasury Bills 0% 5/7/2026 (e)	3.62	560,000	557,960
US Treasury Bills 0% 6/25/2026 (e)	3.62 to 3.65	700,000	694,071
US Treasury Bills 0% 6/4/2026 (e)	3.63	90,000	89,422
US Treasury Bills 0% 7/2/2026 (e)	3.64	570,000	564,751
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,415,396)			5,415,248

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $96,314,477)	3.69	96,295,218	96,314,477

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,862,683,033)	5,070,511,086
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,173,170)
NET ASSETS - 100.0%	5,066,337,916

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	679	6/2026	75,369,000	(1,290,310)
CBOT US Treasury Ultra Bond Contracts (United States)	216	6/2026	25,123,500	81,536

TOTAL LONG				(1,208,774)

SHORT

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	(63)	6/2026	(20,697,863)	569,151
ICE MSCI EAFE Index Contracts (United States)	(280)	6/2026	(40,615,400)	(173,685)
ICE MSCI Emerging Markets Index Contracts (United States)	(103)	6/2026	(7,491,190)	94,002

TOTAL SHORT				489,468

TOTAL FUTURES CONTRACTS				(719,306)
The notional amount of long futures as a percentage of Net Assets is 2.0%.
The notional amount of short futures as a percentage of Net Assets is 1.3%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,415,248.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	84,418,034	116,167,403	104,272,208	773,028	1,248	-	96,314,477	96,295,218	0.2%
Fidelity Commodity Strategy Central Fund	35,075,284	14,896,730	1,174,666	515,961	45,181	8,741,886	57,584,415	510,772	10.4%
Fidelity Emerging Markets Debt Local Currency Central Fund	56,984,439	22,034,307	3,505,911	3,919,446	(327,067)	(2,645,724)	72,540,044	796,531	12.0%
Fidelity Emerging Markets Equity Central Fund	397,366,032	39,016,592	58,616,271	4,734,829	6,076,649	34,603,393	418,446,395	1,388,573	13.4%
Fidelity Floating Rate Central Fund	32,089,494	2,993,728	21,410,928	887,205	(882,422)	423,631	13,213,503	140,599	0.7%
Fidelity High Income Central Fund	79,681,093	6,988,436	46,720,010	2,054,425	2,195,021	(2,556,499)	39,588,041	361,997	2.8%
Fidelity Inflation-Protected Bond Index Central Fund	89,754,365	10,868,070	2,716,747	3,039,955	(9,345)	(2,149,209)	95,747,134	1,063,621	12.1%
Fidelity International Credit Central Fund	10,929,085	1,290,725	356,735	261,648	(28,051)	156	11,835,180	141,485	11.5%
Fidelity International Equity Central Fund	857,197,009	131,196,252	54,987,058	59,287,925	(1,000,095)	(41,986,540)	890,419,568	7,482,517	13.5%
Fidelity Investment Grade Bond Central Fund	1,241,673,245	255,593,889	52,218,518	29,619,057	(51,027)	(15,204,025)	1,429,793,564	14,490,661	3.3%
Fidelity Real Estate Equity Central Fund	9,431,328	972,204	297,191	118,352	165	354,866	10,461,372	74,168	1.1%
Fidelity U.S. Equity Central Fund	1,375,966,098	306,419,502	68,386,409	151,666,877	(1,756,987)	(131,369,586)	1,480,872,618	10,442,653	7.3%
Total	4,270,565,506	908,437,838	414,662,652	256,878,708	4,263,270	(151,787,651)	4,616,816,311

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	104,997,756	8,331,438	-	39,134	-	(7,296,775)	106,032,419	2,115,571
Fidelity Enhanced Large Cap Value ETF	25,926,737	-	-	235,838	-	1,067,071	26,993,808	773,240
Fidelity Enhanced Mid Cap ETF	41,649,861	2,075,736	-	251,451	-	(262,975)	43,462,622	1,208,638
Fidelity Enhanced Small Cap ETF	127,386,228	1	-	609,754	-	5,017,400	132,403,629	3,484,306
Fidelity Fundamental Small-Mid Cap ETF	50,140,192	-	-	137,323	-	4,703,324	54,843,516	1,716,542
Fidelity Hedged Equity ETF	48,227,672	13,445,446	-	198,368	-	(2,723,852)	58,949,266	2,003,714
Fidelity Managed Futures ETF	11,495,221	12,212,245	-	498,106	-	1,886,801	25,594,267	445,932
	409,823,667	36,064,866	-	1,969,974	-	2,390,994	448,279,527

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,662,717,466	1,662,717,466	-	-

Domestic Equity Funds	1,997,197,932	1,997,197,932	-	-

International Equity Funds	1,308,865,963	1,308,865,963	-	-

U.S. Treasury Obligations	5,415,248	-	5,415,248	-

Money Market Funds	96,314,477	96,314,477	-	-
Total Investments in Securities:	5,070,511,086	5,065,095,838	5,415,248	-
Derivative Instruments:

Assets
Futures Contracts	744,689	744,689	-	-
Total Assets	744,689	744,689	-	-

Liabilities
Futures Contracts	(1,463,995)	(1,463,995)	-	-
Total Liabilities	(1,463,995)	(1,463,995)	-	-
Total Derivative Instruments:	(719,306)	(719,306)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	663,153	(173,685)
Total Equity Risk	663,153	(173,685)
Interest Rate Risk
Futures Contracts (a)	81,536	(1,290,310)
Total Interest Rate Risk	81,536	(1,290,310)
Total Value of Derivatives	744,689	(1,463,995)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 60%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,415,396)	$5,415,248
Fidelity Central Funds (cost $3,461,611,290)	4,616,816,311
Other affiliated issuers (cost $395,656,347)	448,279,527

Total Investment in Securities (cost $3,862,683,033)		$5,070,511,086
Cash		4
Foreign currency held at value (cost $1)		1
Receivable for investments sold		293
Receivable for fund shares sold		3,282,657
Dividends receivable		4,743
Distributions receivable from Fidelity Central Funds		257,111
Prepaid expenses		1,609
Other receivables		2,092
Total assets		5,074,059,596
Liabilities
Payable for investments purchased	$2,075,673
Payable for fund shares redeemed	1,183,035
Accrued management fee	2,307,666
Distribution and service plan fees payable	83,593
Payable for variation margin on futures contracts	2,000,088
Other payables and accrued expenses	71,625
Total liabilities		7,721,680
Net Assets		$5,066,337,916
Net Assets consist of:
Paid in capital		$3,779,216,112
Total accumulated earnings (loss)		1,287,121,804
Net Assets		$5,066,337,916

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($184,309,295 ÷ 10,925,072 shares)(a)		$16.87
Maximum offering price per share (100/94.25 of $16.87)		$17.90
Class M :
Net Asset Value and redemption price per share ($51,354,499 ÷ 3,062,335 shares)(a)		$16.77
Maximum offering price per share (100/96.50 of $16.77)		$17.38
Class C :
Net Asset Value and offering price per share ($27,347,811 ÷ 1,646,553 shares)(a)		$16.61
Asset Manager 60% :
Net Asset Value, offering price and redemption price per share ($2,453,156,368 ÷ 144,515,134 shares)		$16.98
Class I :
Net Asset Value, offering price and redemption price per share ($135,747,009 ÷ 7,995,980 shares)		$16.98
Class Z :
Net Asset Value, offering price and redemption price per share ($2,214,422,934 ÷ 130,660,026 shares)		$16.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends (including $1,969,974 earned from affiliated issuers)		$1,969,974
Interest		69,732
Income from Fidelity Central Funds		64,289,323
Total income		66,329,029
Expenses
Management fee	$14,504,974
Distribution and service plan fees	508,241
Custodian fees and expenses	22,641
Independent trustees' fees and expenses	5,737
Registration fees	117,327
Audit fees	16,445
Legal	3,510
Miscellaneous	7,536
Total expenses before reductions	15,186,411
Expense reductions	(891,532)
Total expenses after reductions		14,294,879
Net Investment income (loss)		52,034,150
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,155
Fidelity Central Funds	4,263,270
Foreign currency transactions	87
Futures contracts	(29,769)
Capital gain distributions from Fidelity Central Funds	192,589,385
Total net realized gain (loss)		196,830,128
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(739)
Fidelity Central Funds	(151,787,651)
Other affiliated issuers	2,390,994
Assets and liabilities in foreign currencies	(304)
Futures contracts	(537,779)
Total change in net unrealized appreciation (depreciation)		(149,935,479)
Net gain (loss)		46,894,649
Net increase (decrease) in net assets resulting from operations		$98,928,799
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,034,150	$94,044,590
Net realized gain (loss)	196,830,128	246,007,925
Change in net unrealized appreciation (depreciation)	(149,935,479)	134,196,860
Net increase (decrease) in net assets resulting from operations	98,928,799	474,249,375
Distributions to shareholders	(281,836,096)	(137,720,646)

Share transactions - net increase (decrease)	564,834,282	5,353,758
Total increase (decrease) in net assets	381,926,985	341,882,487

Net Assets
Beginning of period	4,684,410,931	4,342,528,444
End of period	$5,066,337,916	$4,684,410,931

Financial Highlights
Fidelity Advisor Asset Manager® 60% Class A

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.47	$16.21	$13.51	$12.66	$15.88	$13.57
Income from Investment Operations
Net investment income (loss) A,B	.16	.30	.27	.24	.23	.13
Net realized and unrealized gain (loss)	.19	1.42	2.67	1.14	(3.08)	2.42
Total from investment operations	.35	1.72	2.94	1.38	(2.85)	2.55
Distributions from net investment income	(.31)	(.28)	(.24)	(.25)	(.18)	(.12)
Distributions from net realized gain	(.64)	(.18)	-	(.28)	(.19)	(.12)
Total distributions	(.95)	(.46)	(.24)	(.53)	(.37)	(.24)
Net asset value, end of period	$16.87	$17.47	$16.21	$13.51	$12.66	$15.88
Total Return C,D,E	1.93%	10.99%	21.95%	11.09%	(18.47)%	18.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91% H	.92%	.95%	.99%	.99%	.99%
Expenses net of fee waivers, if any	.87 % H	.89%	.94%	.99%	.99%	.99%
Expenses net of all reductions, if any	.87% H	.89%	.94%	.99%	.99%	.99%
Net investment income (loss)	1.78% H	1.86%	1.79%	1.79%	1.55%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$184,309	$186,264	$176,093	$149,985	$138,958	$167,442
Portfolio turnover rate I	13 % H	29%	17%	21%	23%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 60% Class M

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.35	$16.10	$13.42	$12.58	$15.78	$13.48
Income from Investment Operations
Net investment income (loss) A,B	.13	.26	.23	.21	.19	.09
Net realized and unrealized gain (loss)	.19	1.41	2.66	1.13	(3.07)	2.41
Total from investment operations	.32	1.67	2.89	1.34	(2.88)	2.50
Distributions from net investment income	(.26)	(.24)	(.21)	(.22)	(.13)	(.08)
Distributions from net realized gain	(.64)	(.18)	-	(.28)	(.19)	(.12)
Total distributions	(.90)	(.42)	(.21)	(.50)	(.32)	(.20)
Net asset value, end of period	$16.77	$17.35	$16.10	$13.42	$12.58	$15.78
Total Return C,D,E	1.80%	10.72%	21.67%	10.79%	(18.67)%	18.67%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.16% H	1.17%	1.19%	1.23%	1.23%	1.24%
Expenses net of fee waivers, if any	1.12 % H	1.14%	1.18%	1.23%	1.23%	1.24%
Expenses net of all reductions, if any	1.12% H	1.14%	1.18%	1.23%	1.23%	1.24%
Net investment income (loss)	1.53% H	1.61%	1.55%	1.55%	1.31%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$51,354	$52,193	$50,835	$45,642	$43,630	$54,174
Portfolio turnover rate I	13 % H	29%	17%	21%	23%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 60% Class C

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.14	$15.90	$13.25	$12.39	$15.55	$13.29
Income from Investment Operations
Net investment income (loss) A,B	.09	.18	.15	.14	.12	.01
Net realized and unrealized gain (loss)	.19	1.39	2.62	1.12	(3.05)	2.38
Total from investment operations	.28	1.57	2.77	1.26	(2.93)	2.39
Distributions from net investment income	(.17)	(.15)	(.12)	(.12)	(.04)	- C
Distributions from net realized gain	(.64)	(.18)	-	(.28)	(.19)	(.12)
Total distributions	(.81)	(.33)	(.12)	(.40)	(.23)	(.13) D
Net asset value, end of period	$16.61	$17.14	$15.90	$13.25	$12.39	$15.55
Total Return E,F,G	1.57%	10.13%	21.02%	10.30%	(19.15)%	18.02%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.66% J	1.67%	1.70%	1.76%	1.75%	1.77%
Expenses net of fee waivers, if any	1.62 % J	1.64%	1.69%	1.76%	1.75%	1.77%
Expenses net of all reductions, if any	1.62% J	1.64%	1.69%	1.76%	1.75%	1.77%
Net investment income (loss)	1.03% J	1.11%	1.04%	1.03%	.79%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$27,348	$27,961	$30,747	$30,786	$32,289	$55,262
Portfolio turnover rate K	13 % J	29%	17%	21%	23%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 60%

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.59	$16.32	$13.60	$12.75	$15.98	$13.65
Income from Investment Operations
Net investment income (loss) A,B	.18	.35	.31	.29	.28	.18
Net realized and unrealized gain (loss)	.21	1.43	2.69	1.14	(3.10)	2.43
Total from investment operations	.39	1.78	3.00	1.43	(2.82)	2.61
Distributions from net investment income	(.36)	(.33)	(.28)	(.29)	(.22)	(.16)
Distributions from net realized gain	(.64)	(.18)	-	(.28)	(.19)	(.12)
Total distributions	(1.00)	(.51)	(.28)	(.58) C	(.41)	(.28)
Net asset value, end of period	$16.98	$17.59	$16.32	$13.60	$12.75	$15.98
Total Return D,E	2.15%	11.31%	22.31%	11.38%	(18.20)%	19.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61% H	.62%	.65%	.68%	.67%	.67%
Expenses net of fee waivers, if any	.58 % H	.60%	.64%	.68%	.67%	.67%
Expenses net of all reductions, if any	.58% H	.60%	.64%	.68%	.67%	.67%
Net investment income (loss)	2.07% H	2.16%	2.09%	2.10%	1.87%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$2,453,156	$2,354,875	$2,282,371	$2,043,414	$1,935,217	$2,427,382
Portfolio turnover rate I	13 % H	29%	17%	21%	23%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 60% Class I

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.59	$16.33	$13.61	$12.75	$15.99	$13.66
Income from Investment Operations
Net investment income (loss) A,B	.18	.34	.31	.28	.27	.17
Net realized and unrealized gain (loss)	.19	1.43	2.68	1.15	(3.10)	2.43
Total from investment operations	.37	1.77	2.99	1.43	(2.83)	2.60
Distributions from net investment income	(.34)	(.33)	(.27)	(.29)	(.22)	(.15)
Distributions from net realized gain	(.64)	(.18)	-	(.28)	(.19)	(.12)
Total distributions	(.98)	(.51)	(.27)	(.57)	(.41)	(.27)
Net asset value, end of period	$16.98	$17.59	$16.33	$13.61	$12.75	$15.99
Total Return C,D	2.07%	11.26%	22.23%	11.39%	(18.27)%	19.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66% G	.67%	.70%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.62 % G	.64%	.69%	.74%	.73%	.74%
Expenses net of all reductions, if any	.62% G	.64%	.69%	.74%	.73%	.74%
Net investment income (loss)	2.03% G	2.11%	2.04%	2.04%	1.81%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$135,747	$139,456	$114,376	$101,803	$95,499	$115,782
Portfolio turnover rate H	13 % G	29%	17%	21%	23%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 60% Class Z

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.58	$16.32	$13.60	$12.74	$15.98	$13.65
Income from Investment Operations
Net investment income (loss) A,B	.19	.36	.32	.30	.29	.19
Net realized and unrealized gain (loss)	.20	1.43	2.69	1.15	(3.10)	2.43
Total from investment operations	.39	1.79	3.01	1.45	(2.81)	2.62
Distributions from net investment income	(.38)	(.35)	(.29)	(.31)	(.24)	(.17)
Distributions from net realized gain	(.64)	(.18)	-	(.28)	(.19)	(.12)
Total distributions	(1.02)	(.53)	(.29)	(.59)	(.43)	(.29)
Net asset value, end of period	$16.95	$17.58	$16.32	$13.60	$12.74	$15.98
Total Return C,D	2.15%	11.37%	22.40%	11.56%	(18.17)%	19.35%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.54% G	.55%	.58%	.61%	.60%	.61%
Expenses net of fee waivers, if any	.51 % G	.52%	.57%	.60%	.60%	.61%
Expenses net of all reductions, if any	.51% G	.52%	.57%	.60%	.60%	.61%
Net investment income (loss)	2.14% G	2.23%	2.16%	2.18%	1.94%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$2,214,423	$1,923,663	$1,688,106	$1,340,852	$1,240,298	$1,412,486
Portfolio turnover rate H	13 % G	29%	17%	21%	23%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 70%
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 22.6%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (c)	1,272,432	115,880,350
Fidelity Floating Rate Central Fund (c)	220,338	20,707,356
Fidelity High Income Central Fund (c)	567,331	62,043,296
Fidelity Inflation-Protected Bond Index Central Fund (c)	1,643,525	147,950,104
Fidelity International Credit Central Fund (c)	216,190	18,084,297
Fidelity Investment Grade Bond Central Fund (c)	14,401,514	1,420,997,366
TOTAL BOND FUNDS (Cost $1,818,147,804)		1,785,662,769

Domestic Equity Funds - 45.3%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	3,840,836	192,502,700
Fidelity Commodity Strategy Central Fund (c)	798,096	89,977,302
Fidelity Enhanced Large Cap Value ETF (b)	1,438,070	50,203,024
Fidelity Enhanced Mid Cap ETF (b)	2,144,694	77,123,196
Fidelity Enhanced Small Cap ETF (b)	6,507,361	247,279,718
Fidelity Fundamental Small-Mid Cap ETF (b)	3,195,281	102,089,228
Fidelity Hedged Equity ETF (b)	3,194,651	93,986,632
Fidelity Managed Futures ETF (b)	709,693	40,732,830
Fidelity Real Estate Equity Central Fund (c)	113,678	16,034,336
Fidelity U.S. Equity Central Fund (c)	18,782,886	2,663,601,117
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,630,067,315)		3,573,530,083

International Equity Funds - 29.9%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (c)	2,480,686	747,554,818
Fidelity International Equity Central Fund (c)	13,556,407	1,613,212,381
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,554,864,156)		2,360,767,199

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/30/2026 (e)	3.61	3,170,000	3,160,731
US Treasury Bills 0% 5/14/2026 (e)	3.62 to 3.64	40,000	39,826
US Treasury Bills 0% 5/21/2026 (e)	3.64	650,000	646,725
US Treasury Bills 0% 5/7/2026 (e)	3.62	590,000	587,851
US Treasury Bills 0% 6/25/2026 (e)	3.62 to 3.65	1,300,000	1,288,988
US Treasury Bills 0% 7/2/2026 (e)	3.64	880,000	871,897
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,596,158)			6,596,018

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $170,768,154)	3.69	170,734,007	170,768,154

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,180,443,587)	7,897,324,223
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,800,687)
NET ASSETS - 100.0%	7,891,523,536

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,072	6/2026	118,992,000	(2,037,132)
CBOT US Treasury Ultra Bond Contracts (United States)	335	6/2026	38,964,688	126,397

TOTAL LONG				(1,910,735)

SHORT

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	(513)	6/2026	(74,413,215)	(312,989)
ICE MSCI Emerging Markets Index Contracts (United States)	(161)	6/2026	(11,709,530)	146,935

TOTAL SHORT				(166,054)

TOTAL FUTURES CONTRACTS				(2,076,789)
The notional amount of long futures as a percentage of Net Assets is 2.0%.
The notional amount of short futures as a percentage of Net Assets is 1.0%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,596,018.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	156,562,839	181,800,014	167,598,400	1,705,545	3,701	-	170,768,154	170,734,007	0.3%
Fidelity Commodity Strategy Central Fund	56,123,177	21,696,505	1,602,380	812,672	67,575	13,692,425	89,977,302	798,096	16.3%
Fidelity Emerging Markets Debt Local Currency Central Fund	91,247,984	34,979,198	5,600,578	6,261,187	(519,139)	(4,227,115)	115,880,350	1,272,432	19.1%
Fidelity Emerging Markets Equity Central Fund	731,246,062	41,096,444	98,338,284	8,543,784	14,957,945	58,592,651	747,554,818	2,480,686	24.0%
Fidelity Floating Rate Central Fund	51,786,451	3,180,173	33,531,174	1,405,431	(1,463,639)	735,545	20,707,356	220,338	1.1%
Fidelity High Income Central Fund	127,500,789	7,473,659	72,359,948	3,249,327	3,419,281	(3,990,485)	62,043,296	567,331	4.3%
Fidelity Inflation-Protected Bond Index Central Fund	143,619,270	11,280,165	3,539,848	4,794,911	(10,485)	(3,398,998)	147,950,104	1,643,525	18.8%
Fidelity International Credit Central Fund	17,321,139	1,260,845	463,357	409,614	(41,050)	6,720	18,084,297	216,190	17.6%
Fidelity International Equity Central Fund	1,587,655,349	177,271,358	74,743,023	107,679,783	347,643	(77,318,946)	1,613,212,381	13,556,407	24.5%
Fidelity Investment Grade Bond Central Fund	1,254,078,514	223,670,495	41,746,116	29,808,432	21,988	(15,027,515)	1,420,997,366	14,401,514	3.3%
Fidelity Real Estate Equity Central Fund	14,991,917	878,018	386,555	183,966	8,431	542,525	16,034,336	113,678	1.7%
Fidelity Securities Lending Cash Central Fund	-	2,183	2,183	3	-	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	2,559,506,196	424,006,281	80,906,083	274,968,321	(1,253,307)	(237,751,970)	2,663,601,117	18,782,886	13.1%
Total	6,791,639,687	1,128,595,338	580,817,929	439,822,976	15,538,944	(268,145,163)	7,086,810,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	194,451,123	11,385,288	-	72,475	-	(13,333,711)	192,502,700	3,840,836
Fidelity Enhanced Large Cap Value ETF	48,218,487	-	-	438,611	-	1,984,537	50,203,024	1,438,070
Fidelity Enhanced Mid Cap ETF	77,530,688	-	-	456,820	-	(407,492)	77,123,196	2,144,694
Fidelity Enhanced Small Cap ETF	237,909,118	-	-	1,138,788	-	9,370,600	247,279,718	6,507,361
Fidelity Fundamental Small-Mid Cap ETF	93,334,158	-	-	255,622	-	8,755,070	102,089,228	3,195,281
Fidelity Hedged Equity ETF	75,893,852	22,447,165	-	316,270	-	(4,354,385)	93,986,632	3,194,651
Fidelity Managed Futures ETF	18,402,364	19,324,372	-	792,729	-	3,006,094	40,732,830	709,693
	745,739,790	53,156,825	-	3,471,315	-	5,020,713	803,917,328

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,785,662,769	1,785,662,769	-	-

Domestic Equity Funds	3,573,530,083	3,573,530,083	-	-

International Equity Funds	2,360,767,199	2,360,767,199	-	-

U.S. Treasury Obligations	6,596,018	-	6,596,018	-

Money Market Funds	170,768,154	170,768,154	-	-
Total Investments in Securities:	7,897,324,223	7,890,728,205	6,596,018	-
Derivative Instruments:

Assets
Futures Contracts	273,332	273,332	-	-
Total Assets	273,332	273,332	-	-

Liabilities
Futures Contracts	(2,350,121)	(2,350,121)	-	-
Total Liabilities	(2,350,121)	(2,350,121)	-	-
Total Derivative Instruments:	(2,076,789)	(2,076,789)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	146,935	(312,989)
Total Equity Risk	146,935	(312,989)
Interest Rate Risk
Futures Contracts (a)	126,397	(2,037,132)
Total Interest Rate Risk	126,397	(2,037,132)
Total Value of Derivatives	273,332	(2,350,121)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 70%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,596,158)	$6,596,018
Fidelity Central Funds (cost $4,465,166,626)	7,086,810,877
Other affiliated issuers (cost $708,680,803)	803,917,328

Total Investment in Securities (cost $5,180,443,587)		$7,897,324,223
Cash		6
Receivable for investments sold		132
Receivable for fund shares sold		4,046,132
Distributions receivable from Fidelity Central Funds		475,643
Prepaid expenses		2,580
Other receivables		3,004
Total assets		7,901,851,720
Liabilities
Payable for investments purchased	$1,025,438
Payable for fund shares redeemed	3,007,814
Accrued management fee	3,562,071
Distribution and service plan fees payable	109,627
Payable for variation margin on futures contracts	2,568,809
Other payables and accrued expenses	54,425
Total liabilities		10,328,184
Net Assets		$7,891,523,536
Net Assets consist of:
Paid in capital		$5,226,244,807
Total accumulated earnings (loss)		2,665,278,729
Net Assets		$7,891,523,536

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($258,252,711 ÷ 8,669,095 shares)(a)		$29.79
Maximum offering price per share (100/94.25 of $29.79)		$31.61
Class M :
Net Asset Value and redemption price per share ($75,052,615 ÷ 2,518,005 shares)(a)		$29.81
Maximum offering price per share (100/96.50 of $29.81)		$30.89
Class C :
Net Asset Value and offering price per share ($27,749,206 ÷ 932,629 shares)(a)		$29.75
Asset Manager 70% :
Net Asset Value, offering price and redemption price per share ($4,638,853,476 ÷ 155,232,370 shares)		$29.88
Class I :
Net Asset Value, offering price and redemption price per share ($71,333,968 ÷ 2,387,908 shares)		$29.87
Class Z :
Net Asset Value, offering price and redemption price per share ($2,820,281,560 ÷ 94,632,603 shares)		$29.80
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends (including $3,471,315 earned from affiliated issuers)		$3,471,315
Interest		84,713
Income from Fidelity Central Funds (including $3 from security lending)		90,531,248
Total income		94,087,276
Expenses
Management fee	$22,890,403
Distribution and service plan fees	667,621
Custodian fees and expenses	19,800
Independent trustees' fees and expenses	9,119
Registration fees	123,450
Audit fees	16,529
Legal	5,599
Miscellaneous	12,014
Total expenses before reductions	23,744,535
Expense reductions	(1,598,007)
Total expenses after reductions		22,146,528
Net Investment income (loss)		71,940,748
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(90)
Fidelity Central Funds	15,538,944
Futures contracts	(201,525)
Capital gain distributions from Fidelity Central Funds	349,291,728
Total net realized gain (loss)		364,629,057
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(995)
Fidelity Central Funds	(268,145,163)
Other affiliated issuers	5,020,713
Futures contracts	(2,020,915)
Total change in net unrealized appreciation (depreciation)		(265,146,360)
Net gain (loss)		99,482,697
Net increase (decrease) in net assets resulting from operations		$171,423,445
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,940,748	$132,221,614
Net realized gain (loss)	364,629,057	569,510,881
Change in net unrealized appreciation (depreciation)	(265,146,360)	146,796,570
Net increase (decrease) in net assets resulting from operations	171,423,445	848,529,065
Distributions to shareholders	(547,297,551)	(303,279,267)

Share transactions - net increase (decrease)	724,383,483	50,952,894
Total increase (decrease) in net assets	348,509,377	596,202,692

Net Assets
Beginning of period	7,543,014,159	6,946,811,467
End of period	$7,891,523,536	$7,543,014,159

Financial Highlights
Fidelity Advisor Asset Manager® 70% Class A

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.23	$28.97	$23.75	$22.33	$28.33	$23.67
Income from Investment Operations
Net investment income (loss) A,B	.24	.46	.41	.39	.40	.21
Net realized and unrealized gain (loss)	.44	2.97	5.18	2.47	(5.69)	4.95
Total from investment operations	.68	3.43	5.59	2.86	(5.29)	5.16
Distributions from net investment income	(.50)	(.43)	(.37)	(.42)	(.31)	(.18)
Distributions from net realized gain	(1.63)	(.74)	-	(1.02)	(.40)	(.32)
Total distributions	(2.12) C	(1.17)	(.37)	(1.44)	(.71)	(.50)
Net asset value, end of period	$29.79	$31.23	$28.97	$23.75	$22.33	$28.33
Total Return D,E,F	2.10%	12.41%	23.74%	13.13%	(19.23)%	21.99%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.90% I	.91%	.94%	.97%	.96%	.96%
Expenses net of fee waivers, if any	.86 % I	.88%	.93%	.96%	.96%	.96%
Expenses net of all reductions, if any	.86% I	.88%	.93%	.96%	.96%	.96%
Net investment income (loss)	1.52% I	1.60%	1.54%	1.61%	1.50%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$258,253	$256,145	$246,959	$204,082	$179,830	$219,595
Portfolio turnover rate J	11 % I	29%	14%	19%	23%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 70% Class M

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.20	$28.94	$23.73	$22.30	$28.30	$23.65
Income from Investment Operations
Net investment income (loss) A,B	.20	.39	.34	.33	.33	.14
Net realized and unrealized gain (loss)	.44	2.97	5.18	2.47	(5.69)	4.96
Total from investment operations	.64	3.36	5.52	2.80	(5.36)	5.10
Distributions from net investment income	(.41)	(.36)	(.31)	(.35)	(.24)	(.13)
Distributions from net realized gain	(1.63)	(.74)	-	(1.02)	(.40)	(.32)
Total distributions	(2.03) C	(1.10)	(.31)	(1.37)	(.64)	(.45)
Net asset value, end of period	$29.81	$31.20	$28.94	$23.73	$22.30	$28.30
Total Return D,E,F	1.99%	12.15%	23.42%	12.86%	(19.45)%	21.71%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.15% I	1.16%	1.18%	1.21%	1.21%	1.21%
Expenses net of fee waivers, if any	1.11 % I	1.13%	1.17%	1.21%	1.20%	1.21%
Expenses net of all reductions, if any	1.11% I	1.13%	1.17%	1.21%	1.20%	1.21%
Net investment income (loss)	1.27% I	1.35%	1.29%	1.37%	1.25%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$75,053	$76,747	$75,739	$66,988	$62,915	$80,784
Portfolio turnover rate J	11 % I	29%	14%	19%	23%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 70% Class C

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.05	$28.79	$23.60	$22.18	$28.12	$23.50
Income from Investment Operations
Net investment income (loss) A,B	.12	.24	.21	.20	.19	-
Net realized and unrealized gain (loss)	.44	2.97	5.15	2.46	(5.66)	4.94
Total from investment operations	.56	3.21	5.36	2.66	(5.47)	4.94
Distributions from net investment income	(.23)	(.21)	(.17)	(.22)	(.07)	-
Distributions from net realized gain	(1.63)	(.74)	-	(1.02)	(.40)	(.32)
Total distributions	(1.86)	(.95)	(.17)	(1.24)	(.47)	(.32)
Net asset value, end of period	$29.75	$31.05	$28.79	$23.60	$22.18	$28.12
Total Return C,D,E	1.71%	11.59%	22.78%	12.25%	(19.84)%	21.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.65% H	1.66%	1.68%	1.72%	1.72%	1.72%
Expenses net of fee waivers, if any	1.61 % H	1.63%	1.67%	1.72%	1.72%	1.72%
Expenses net of all reductions, if any	1.61% H	1.63%	1.67%	1.72%	1.72%	1.72%
Net investment income (loss)	.77% H	.85%	.80%	.85%	.74%	-%
Supplemental Data
Net assets, end of period (000 omitted)	$27,749	$29,318	$31,379	$31,474	$29,116	$44,170
Portfolio turnover rate I	11 % H	29%	14%	19%	23%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 70%

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.36	$29.09	$23.85	$22.42	$28.43	$23.74
Income from Investment Operations
Net investment income (loss) A,B	.28	.54	.49	.46	.48	.29
Net realized and unrealized gain (loss)	.45	2.99	5.19	2.48	(5.70)	4.97
Total from investment operations	.73	3.53	5.68	2.94	(5.22)	5.26
Distributions from net investment income	(.58)	(.52)	(.44)	(.48)	(.39)	(.26)
Distributions from net realized gain	(1.63)	(.74)	-	(1.02)	(.40)	(.32)
Total distributions	(2.21)	(1.26)	(.44)	(1.51) C	(.79)	(.57) C
Net asset value, end of period	$29.88	$31.36	$29.09	$23.85	$22.42	$28.43
Total Return D,E	2.24%	12.75%	24.06%	13.46%	(18.98)%	22.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60% H	.62%	.65%	.67%	.67%	.66%
Expenses net of fee waivers, if any	.56 % H	.59%	.64%	.67%	.66%	.66%
Expenses net of all reductions, if any	.56% H	.59%	.64%	.67%	.66%	.66%
Net investment income (loss)	1.81% H	1.90%	1.83%	1.90%	1.79%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$4,638,853	$4,561,357	$4,273,012	$3,733,445	$3,518,486	$4,523,497
Portfolio turnover rate I	11 % H	29%	14%	19%	23%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 70% Class I

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.34	$29.10	$23.86	$22.43	$28.46	$23.75
Income from Investment Operations
Net investment income (loss) A,B	.28	.53	.48	.45	.47	.28
Net realized and unrealized gain (loss)	.44	2.99	5.20	2.48	(5.71)	4.98
Total from investment operations	.72	3.52	5.68	2.93	(5.24)	5.26
Distributions from net investment income	(.56)	(.54)	(.44)	(.48)	(.39)	(.24)
Distributions from net realized gain	(1.63)	(.74)	-	(1.02)	(.40)	(.32)
Total distributions	(2.19)	(1.28)	(.44)	(1.50)	(.79)	(.55) C
Net asset value, end of period	$29.87	$31.34	$29.10	$23.86	$22.43	$28.46
Total Return D,E	2.21%	12.72%	24.03%	13.43%	(19.03)%	22.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.66%	.68%	.70%	.69%	.69%
Expenses net of fee waivers, if any	.61 % H	.63%	.67%	.69%	.69%	.69%
Expenses net of all reductions, if any	.61% H	.63%	.67%	.69%	.69%	.69%
Net investment income (loss)	1.77% H	1.85%	1.79%	1.88%	1.76%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$71,334	$72,930	$60,598	$46,254	$43,240	$54,440
Portfolio turnover rate I	11 % H	29%	14%	19%	23%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 70% Class Z

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.30	$29.05	$23.82	$22.39	$28.41	$23.72
Income from Investment Operations
Net investment income (loss) A,B	.29	.56	.51	.48	.49	.32
Net realized and unrealized gain (loss)	.45	2.98	5.19	2.48	(5.68)	4.96
Total from investment operations	.74	3.54	5.70	2.96	(5.19)	5.28
Distributions from net investment income	(.62)	(.55)	(.47)	(.50)	(.42)	(.27)
Distributions from net realized gain	(1.63)	(.74)	-	(1.02)	(.40)	(.32)
Total distributions	(2.24) C	(1.29)	(.47)	(1.53) C	(.83) C	(.59)
Net asset value, end of period	$29.80	$31.30	$29.05	$23.82	$22.39	$28.41
Total Return D,E	2.29%	12.82%	24.16%	13.58%	(18.94)%	22.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.54% H	.55%	.57%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.50 % H	.51%	.56%	.59%	.59%	.59%
Expenses net of all reductions, if any	.50% H	.51%	.56%	.59%	.59%	.59%
Net investment income (loss)	1.88% H	1.97%	1.91%	1.98%	1.86%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$2,820,282	$2,546,517	$2,259,123	$1,929,418	$1,698,474	$1,972,441
Portfolio turnover rate I	11 % H	29%	14%	19%	23%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 85%
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 12.4%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (d)	974,491	88,746,889
Fidelity Floating Rate Central Fund (d)	170,092	15,985,265
Fidelity High Income Central Fund (d)	437,932	47,892,288
Fidelity Inflation-Protected Bond Index Central Fund (d)	1,289,543	116,084,702
Fidelity International Credit Central Fund (d)	162,961	13,631,657
Fidelity Investment Grade Bond Central Fund (d)	4,730,796	466,787,670
TOTAL BOND FUNDS (Cost $743,257,648)		749,128,471

Domestic Equity Funds - 53.6%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)(c)	3,621,678	181,518,501
Fidelity Commodity Strategy Central Fund (d)	613,474	69,163,024
Fidelity Enhanced Large Cap Value ETF (b)(c)	1,266,344	44,208,069
Fidelity Enhanced Mid Cap ETF (c)	2,134,785	76,766,869
Fidelity Enhanced Small Cap ETF (b)(c)	5,563,343	211,407,034
Fidelity Fundamental Small-Mid Cap ETF (b)(c)	2,770,327	88,511,948
Fidelity Hedged Equity ETF (c)	2,463,288	72,469,933
Fidelity Managed Futures ETF (c)	504,048	28,929,835
Fidelity Real Estate Equity Central Fund (d)	86,615	12,217,109
Fidelity U.S. Equity Central Fund (d)	17,282,965	2,450,897,225
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,982,679,727)		3,236,089,547

International Equity Funds - 33.7%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (d)	2,183,315	657,942,083
Fidelity International Equity Central Fund (d)	11,545,752	1,373,944,433
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,464,532,712)		2,031,886,516

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (f)	3.57 to 3.60	40,000	39,940
US Treasury Bills 0% 4/2/2026 (f)	3.56 to 3.58	3,130,000	3,129,685
US Treasury Bills 0% 4/23/2026 (f)	3.61 to 3.63	110,000	109,756
US Treasury Bills 0% 4/30/2026 (f)	3.59 to 3.61	2,480,000	2,472,749
US Treasury Bills 0% 4/9/2026 (f)	3.54 to 3.55	2,390,000	2,388,082
US Treasury Bills 0% 5/14/2026 (f)	3.64	200,000	199,130
US Treasury Bills 0% 5/21/2026 (f)	3.64	1,850,000	1,840,678
US Treasury Bills 0% 5/28/2026 (f)	3.62	50,000	49,712
US Treasury Bills 0% 5/7/2026 (f)	3.62	860,000	856,867
US Treasury Bills 0% 6/4/2026 (f)	3.63	180,000	178,844
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,265,734)			11,265,443

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	8,347,849	8,349,519
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	7,639,161	7,639,924
TOTAL MONEY MARKET FUNDS (Cost $15,989,443)			15,989,443

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,217,725,264)	6,044,359,420
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(6,158,504)
NET ASSETS - 100.0%	6,038,200,916

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	201	6/2026	66,036,038	(1,441,481)
ICE MSCI EAFE Index Contracts (United States)	371	6/2026	53,815,405	112,701
ICE MSCI Emerging Markets Index Contracts (United States)	244	6/2026	17,746,120	(116,018)

TOTAL EQUITY CONTRACTS				(1,444,798)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	820	6/2026	91,020,000	(1,558,254)
CBOT US Treasury Ultra Bond Contracts (United States)	255	6/2026	29,659,688	96,624

TOTAL INTEREST RATE CONTRACTS				(1,461,630)

TOTAL FUTURES CONTRACTS				(2,906,428)
The notional amount of long futures as a percentage of Net Assets is 4.3%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,644,505.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,840,160	109,100,025	123,590,678	303,481	12	-	8,349,519	8,347,849	0.0%
Fidelity Commodity Strategy Central Fund	39,606,481	20,116,593	900,501	586,281	20,770	10,319,681	69,163,024	613,474	12.5%
Fidelity Emerging Markets Debt Local Currency Central Fund	62,695,648	33,614,449	4,015,721	4,489,390	(236,501)	(3,310,986)	88,746,889	974,491	14.6%
Fidelity Emerging Markets Equity Central Fund	607,339,096	78,476,013	88,840,027	7,031,685	6,141,480	54,825,521	657,942,083	2,183,315	21.1%
Fidelity Floating Rate Central Fund	36,513,619	4,247,809	24,234,865	1,031,968	(623,502)	82,204	15,985,265	170,092	0.8%
Fidelity High Income Central Fund	90,045,211	10,168,954	51,885,327	2,396,550	1,539,874	(1,976,424)	47,892,288	437,932	3.3%
Fidelity Inflation-Protected Bond Index Central Fund	101,436,842	19,024,017	1,929,702	3,449,351	(11,029)	(2,435,426)	116,084,702	1,289,543	14.7%
Fidelity International Credit Central Fund	12,056,215	1,869,539	259,657	289,668	73	(34,513)	13,631,657	162,961	13.3%
Fidelity International Equity Central Fund	1,318,291,966	240,597,516	119,967,553	89,688,031	(900,467)	(64,077,029)	1,373,944,433	11,545,752	20.9%
Fidelity Investment Grade Bond Central Fund	362,163,183	121,873,450	12,295,199	9,452,321	45,385	(4,999,149)	466,787,670	4,730,796	1.1%
Fidelity Real Estate Equity Central Fund	10,593,936	1,423,086	217,274	133,715	1,923	415,438	12,217,109	86,615	1.3%
Fidelity Securities Lending Cash Central Fund	7,598,550	348,469,105	348,429,106	151,823	1,375	-	7,639,924	7,639,161	0.0%
Fidelity U.S. Equity Central Fund	2,115,955,145	606,805,805	59,406,498	236,370,242	(2,121,260)	(210,335,967)	2,450,897,225	17,282,965	12.1%
Total	4,787,136,052	1,595,786,361	835,972,108	355,374,506	3,858,133	(221,526,650)	5,329,281,788

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	155,349,295	39,045,277	-	58,165	-	(12,876,071)	181,518,501	3,621,678
Fidelity Enhanced Large Cap Value ETF	38,195,867	4,549,164	-	368,684	-	1,463,038	44,208,069	1,266,344
Fidelity Enhanced Mid Cap ETF	61,755,117	15,675,625	-	410,375	-	(663,873)	76,766,869	2,134,785
Fidelity Enhanced Small Cap ETF	188,890,019	15,532,047	-	942,163	-	6,984,968	211,407,034	5,563,343
Fidelity Fundamental Small-Mid Cap ETF	74,335,244	7,239,256	-	213,096	-	6,937,448	88,511,948	2,770,327
Fidelity Hedged Equity ETF	52,168,088	23,617,005	-	237,421	-	(3,315,160)	72,469,933	2,463,288
Fidelity Managed Futures ETF	12,617,660	14,190,911	-	563,022	-	2,121,264	28,929,835	504,048
	583,311,290	119,849,285	-	2,792,926	-	651,614	703,812,189

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	749,128,471	749,128,471	-	-

Domestic Equity Funds	3,236,089,547	3,236,089,547	-	-

International Equity Funds	2,031,886,516	2,031,886,516	-	-

U.S. Treasury Obligations	11,265,443	-	11,265,443	-

Money Market Funds	15,989,443	15,989,443	-	-
Total Investments in Securities:	6,044,359,420	6,033,093,977	11,265,443	-
Derivative Instruments:

Assets
Futures Contracts	209,325	209,325	-	-
Total Assets	209,325	209,325	-	-

Liabilities
Futures Contracts	(3,115,753)	(3,115,753)	-	-
Total Liabilities	(3,115,753)	(3,115,753)	-	-
Total Derivative Instruments:	(2,906,428)	(2,906,428)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	112,701	(1,557,499)
Total Equity Risk	112,701	(1,557,499)
Interest Rate Risk
Futures Contracts (a)	96,624	(1,558,254)
Total Interest Rate Risk	96,624	(1,558,254)
Total Value of Derivatives	209,325	(3,115,753)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 85%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,778,703) - See accompanying schedule:
Unaffiliated issuers (cost $11,265,734)	$11,265,443
Fidelity Central Funds (cost $3,571,547,794)	5,329,281,788
Other affiliated issuers (cost $634,911,736)	703,812,189

Total Investment in Securities (cost $4,217,725,264)		$6,044,359,420
Receivable for investments sold		383,439
Receivable for fund shares sold		2,386,709
Distributions receivable from Fidelity Central Funds		67,598
Receivable for variation margin on futures contracts		4,310,311
Prepaid expenses		1,777
Other receivables		5
Total assets		6,051,509,259
Liabilities
Payable for investments purchased	$49,134
Payable for fund shares redeemed	2,718,549
Accrued management fee	2,684,082
Distribution and service plan fees payable	126,066
Other payables and accrued expenses	91,962
Collateral on securities loaned	7,638,550
Total liabilities		13,308,343
Net Assets		$6,038,200,916
Net Assets consist of:
Paid in capital		$4,118,732,376
Total accumulated earnings (loss)		1,919,468,540
Net Assets		$6,038,200,916

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($302,096,318 ÷ 10,220,388 shares)(a)		$29.56
Maximum offering price per share (100/94.25 of $29.56)		$31.36
Class M :
Net Asset Value and redemption price per share ($57,041,429 ÷ 1,945,342 shares)(a)		$29.32
Maximum offering price per share (100/96.50 of $29.32)		$30.38
Class C :
Net Asset Value and offering price per share ($44,937,328 ÷ 1,552,350 shares)(a)		$28.95
Asset Manager 85% :
Net Asset Value, offering price and redemption price per share ($2,772,200,025 ÷ 92,473,122 shares)		$29.98
Class I :
Net Asset Value, offering price and redemption price per share ($94,874,300 ÷ 3,178,451 shares)		$29.85
Class Z :
Net Asset Value, offering price and redemption price per share ($2,767,051,516 ÷ 93,025,001 shares)		$29.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends (including $2,792,926 earned from affiliated issuers)		$2,792,926
Interest		203,080
Income from Fidelity Central Funds (including $151,823 from security lending)		57,650,253
Total income		60,646,259
Expenses
Management fee	$16,969,582
Distribution and service plan fees	759,893
Custodian fees and expenses	19,292
Independent trustees' fees and expenses	6,665
Registration fees	137,133
Audit fees	16,466
Legal	4,019
Miscellaneous	8,551
Total expenses before reductions	17,921,601
Expense reductions	(1,286,665)
Total expenses after reductions		16,634,936
Net Investment income (loss)		44,011,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(557)
Fidelity Central Funds	3,858,133
Futures contracts	4,920,143
Capital gain distributions from Fidelity Central Funds	297,724,253
Total net realized gain (loss)		306,501,972
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(958)
Fidelity Central Funds	(221,526,650)
Other affiliated issuers	651,614
Futures contracts	(4,616,825)
Total change in net unrealized appreciation (depreciation)		(225,492,819)
Net gain (loss)		81,009,153
Net increase (decrease) in net assets resulting from operations		$125,020,476
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,011,323	$74,919,447
Net realized gain (loss)	306,501,972	261,237,822
Change in net unrealized appreciation (depreciation)	(225,492,819)	337,874,919
Net increase (decrease) in net assets resulting from operations	125,020,476	674,032,188
Distributions to shareholders	(316,174,275)	(153,536,321)

Share transactions - net increase (decrease)	860,520,922	453,532,448
Total increase (decrease) in net assets	669,367,123	974,028,315

Net Assets
Beginning of period	5,368,833,793	4,394,805,478
End of period	$6,038,200,916	$5,368,833,793

Financial Highlights
Fidelity Advisor Asset Manager® 85% Class A

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.46	$27.46	$21.89	$19.79	$25.79	$20.73
Income from Investment Operations
Net investment income (loss) A,B	.18	.36	.30	.27	.30	.16
Net realized and unrealized gain (loss)	.52	3.47	5.53	2.82	(5.52)	5.31
Total from investment operations	.70	3.83	5.83	3.09	(5.22)	5.47
Distributions from net investment income	(.38)	(.31)	(.26)	(.32)	(.24)	(.13)
Distributions from net realized gain	(1.22)	(.52)	-	(.67)	(.54)	(.28)
Total distributions	(1.60)	(.83)	(.26)	(.99)	(.78)	(.41)
Net asset value, end of period	$29.56	$30.46	$27.46	$21.89	$19.79	$25.79
Total Return C,D,E	2.21%	14.46%	26.82%	15.95%	(21.00)%	26.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91% H	.92%	.95%	.98%	.97%	.98%
Expenses net of fee waivers, if any	.86 % H	.88%	.94%	.97%	.97%	.98%
Expenses net of all reductions, if any	.86% H	.88%	.94%	.97%	.97%	.98%
Net investment income (loss)	1.20% H	1.31%	1.23%	1.22%	1.24%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$302,096	$294,454	$263,937	$202,554	$165,075	$191,715
Portfolio turnover rate I	12 % H	29%	16%	24%	27%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 85% Class M

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.19	$27.23	$21.70	$19.62	$25.58	$20.57
Income from Investment Operations
Net investment income (loss) A,B	.14	.29	.24	.21	.24	.09
Net realized and unrealized gain (loss)	.52	3.43	5.49	2.80	(5.48)	5.28
Total from investment operations	.66	3.72	5.73	3.01	(5.24)	5.37
Distributions from net investment income	(.31)	(.24)	(.20)	(.26)	(.18)	(.08)
Distributions from net realized gain	(1.22)	(.52)	-	(.67)	(.54)	(.28)
Total distributions	(1.53)	(.76)	(.20)	(.93)	(.72)	(.36)
Net asset value, end of period	$29.32	$30.19	$27.23	$21.70	$19.62	$25.58
Total Return C,D,E	2.10%	14.12%	26.56%	15.62%	(21.21)%	26.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.16% H	1.17%	1.19%	1.23%	1.22%	1.23%
Expenses net of fee waivers, if any	1.11 % H	1.13%	1.18%	1.22%	1.22%	1.23%
Expenses net of all reductions, if any	1.11% H	1.13%	1.18%	1.22%	1.22%	1.23%
Net investment income (loss)	.95% H	1.06%	.98%	.97%	1.00%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$57,041	$56,949	$52,210	$46,123	$42,034	$54,864
Portfolio turnover rate I	12 % H	29%	16%	24%	27%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 85% Class C

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.76	$26.84	$21.40	$19.36	$25.24	$20.31
Income from Investment Operations
Net investment income (loss) A,B	.07	.15	.12	.10	.11	(.03)
Net realized and unrealized gain (loss)	.50	3.40	5.41	2.76	(5.42)	5.21
Total from investment operations	.57	3.55	5.53	2.86	(5.31)	5.18
Distributions from net investment income	(.16)	(.11)	(.09)	(.15)	(.03)	-
Distributions from net realized gain	(1.22)	(.52)	-	(.67)	(.54)	(.25)
Total distributions	(1.38)	(.63)	(.09)	(.82)	(.57)	(.25)
Net asset value, end of period	$28.95	$29.76	$26.84	$21.40	$19.36	$25.24
Total Return C,D,E	1.84%	13.59%	25.90%	15.00%	(21.61)%	25.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.66% H	1.67%	1.69%	1.74%	1.74%	1.74%
Expenses net of fee waivers, if any	1.61 % H	1.63%	1.68%	1.74%	1.73%	1.74%
Expenses net of all reductions, if any	1.61% H	1.63%	1.68%	1.74%	1.73%	1.74%
Net investment income (loss)	.45% H	.56%	.48%	.46%	.48%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$44,937	$45,473	$44,716	$39,038	$36,141	$49,896
Portfolio turnover rate I	12 % H	29%	16%	24%	27%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 85%

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.90	$27.85	$22.18	$20.05	$26.10	$20.96
Income from Investment Operations
Net investment income (loss) A,B	.23	.45	.38	.33	.37	.23
Net realized and unrealized gain (loss)	.53	3.51	5.61	2.85	(5.58)	5.38
Total from investment operations	.76	3.96	5.99	3.18	(5.21)	5.61
Distributions from net investment income	(.47)	(.39)	(.32)	(.38)	(.30)	(.19)
Distributions from net realized gain	(1.22)	(.52)	-	(.67)	(.54)	(.28)
Total distributions	(1.68) C	(.91)	(.32)	(1.05)	(.84)	(.47)
Net asset value, end of period	$29.98	$30.90	$27.85	$22.18	$20.05	$26.10
Total Return D,E	2.39%	14.76%	27.23%	16.21%	(20.76)%	27.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61% H	.62%	.66%	.70%	.69%	.68%
Expenses net of fee waivers, if any	.57 % H	.59%	.65%	.69%	.68%	.68%
Expenses net of all reductions, if any	.57% H	.59%	.65%	.69%	.68%	.68%
Net investment income (loss)	1.50% H	1.61%	1.51%	1.50%	1.53%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$2,772,200	$2,623,571	$2,341,235	$1,892,890	$1,697,192	$2,185,948
Portfolio turnover rate I	12 % H	29%	16%	24%	27%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 85% Class I

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.79	$27.76	$22.11	$19.99	$26.03	$20.91
Income from Investment Operations
Net investment income (loss) A,B	.22	.43	.37	.33	.36	.22
Net realized and unrealized gain (loss)	.52	3.51	5.60	2.84	(5.56)	5.36
Total from investment operations	.74	3.94	5.97	3.17	(5.20)	5.58
Distributions from net investment income	(.47)	(.38)	(.32)	(.38)	(.30)	(.18)
Distributions from net realized gain	(1.22)	(.52)	-	(.67)	(.54)	(.28)
Total distributions	(1.68) C	(.91) C	(.32)	(1.05)	(.84)	(.46)
Net asset value, end of period	$29.85	$30.79	$27.76	$22.11	$19.99	$26.03
Total Return D,E	2.34%	14.71%	27.20%	16.19%	(20.78)%	26.93%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.67%	.68%	.72%	.71%	.71%
Expenses net of fee waivers, if any	.61 % H	.63%	.68%	.71%	.71%	.71%
Expenses net of all reductions, if any	.61% H	.63%	.68%	.71%	.71%	.71%
Net investment income (loss)	1.45% H	1.56%	1.49%	1.48%	1.50%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$94,874	$84,344	$64,912	$58,137	$51,528	$60,989
Portfolio turnover rate I	12 % H	29%	16%	24%	27%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 85% Class Z

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.71	$27.70	$22.06	$19.95	$25.99	$20.87
Income from Investment Operations
Net investment income (loss) A,B	.24	.46	.40	.35	.39	.26
Net realized and unrealized gain (loss)	.52	3.50	5.59	2.83	(5.55)	5.34
Total from investment operations	.76	3.96	5.99	3.18	(5.16)	5.60
Distributions from net investment income	(.51)	(.43)	(.35)	(.40)	(.34)	(.21)
Distributions from net realized gain	(1.22)	(.52)	-	(.67)	(.54)	(.28)
Total distributions	(1.72) C	(.95)	(.35)	(1.07)	(.88)	(.48) C
Net asset value, end of period	$29.75	$30.71	$27.70	$22.06	$19.95	$25.99
Total Return D,E	2.41%	14.86%	27.36%	16.31%	(20.71)%	27.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.54% H	.55%	.58%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.50 % H	.52%	.57%	.60%	.59%	.60%
Expenses net of all reductions, if any	.50% H	.52%	.57%	.60%	.59%	.60%
Net investment income (loss)	1.56% H	1.68%	1.60%	1.60%	1.62%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,767,052	$2,264,043	$1,627,796	$1,220,964	$1,094,119	$1,258,721
Portfolio turnover rate I	12 % H	29%	16%	24%	27%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2026

1. Organization.
Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity Central funds and exchange-traded funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	0.01%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments	0.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments	0.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Restricted Securities Swaps Forward Foreign Currency Contracts	0.01%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities Forward Foreign Currency Contracts	0.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or ETFs, futures contracts, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Asset Manager 20%	5,636,405,210	667,007,978	(180,247,113)	486,760,865
Fidelity Asset Manager 30%	1,944,160,907	310,311,668	(83,283,025)	227,028,643
Fidelity Asset Manager 40%	2,227,091,689	469,823,834	(80,397,437)	389,426,397
Fidelity Asset Manager 50%	7,905,406,299	2,532,587,812	(247,280,854)	2,285,306,958
Fidelity Asset Manager 60%	3,990,224,948	1,176,270,966	(96,704,134)	1,079,566,832
Fidelity Asset Manager 70%	5,600,255,170	2,377,915,250	(82,922,986)	2,294,992,264
Fidelity Asset Manager 85%	4,423,376,135	1,667,256,454	(49,179,597)	1,618,076,857

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Total capital loss carryforward ($)
Fidelity Asset Manager 20%	(95,513,891)	(95,513,891)
Fidelity Asset Manager 30%	(12,661,020)	(12,661,020)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	(729,442)	8,870,524
Total Equity Risk	(729,442)	8,870,524
Interest Rate Risk
Futures Contracts	998,711	(1,752,454)
Total Interest Rate Risk	998,711	(1,752,454)
Totals	269,269	7,118,070
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	(1,496,866)	2,933,583
Total Equity Risk	(1,496,866)	2,933,583
Interest Rate Risk
Futures Contracts	348,740	(616,713)
Total Interest Rate Risk	348,740	(616,713)
Totals	(1,148,126)	2,316,870
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	(506,266)	3,279,391
Total Equity Risk	(506,266)	3,279,391
Interest Rate Risk
Futures Contracts	411,643	(730,844)
Total Interest Rate Risk	411,643	(730,844)
Totals	(94,623)	2,548,547
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	(2,058,086)	12,898,442
Total Equity Risk	(2,058,086)	12,898,442
Interest Rate Risk
Futures Contracts	1,638,686	(2,936,662)
Total Interest Rate Risk	1,638,686	(2,936,662)
Totals	(419,400)	9,961,780
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	(837,961)	899,369
Total Equity Risk	(837,961)	899,369
Interest Rate Risk
Futures Contracts	808,192	(1,437,148)
Total Interest Rate Risk	808,192	(1,437,148)
Totals	(29,769)	(537,779)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	(1,473,621)	255,944
Total Equity Risk	(1,473,621)	255,944
Interest Rate Risk
Futures Contracts	1,272,096	(2,276,859)
Total Interest Rate Risk	1,272,096	(2,276,859)
Totals	(201,525)	(2,020,915)
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	3,952,973	(2,902,654)
Total Equity Risk	3,952,973	(2,902,654)
Interest Rate Risk
Futures Contracts	967,170	(1,714,171)
Total Interest Rate Risk	967,170	(1,714,171)
Totals	4,920,143	(4,616,825)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	927,241,273	504,044,980
Fidelity Asset Manager 30%	304,949,995	175,481,608
Fidelity Asset Manager 40%	351,426,922	124,071,526
Fidelity Asset Manager 50%	1,127,224,341	661,075,122
Fidelity Asset Manager 60%	828,335,300	310,390,443
Fidelity Asset Manager 70%	999,949,966	413,217,347
Fidelity Asset Manager 85%	1,258,066,519	363,952,324
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Asset Manager 20%
Class A	.54
Class M	.54
Class C	.54
Asset Manager 20%	.48
Class I	.52
Class Z	.45
Fidelity Asset Manager 30%
Class A	.54
Class M	.54
Class C	.55
Asset Manager 30%	.49
Class I	.55
Class Z	.46
Fidelity Asset Manager 40%
Class A	.55
Class M	.54
Class C	.56
Asset Manager 40%	.50
Class I	.54
Class Z	.46
Fidelity Asset Manager 50%
Class A	.62
Class M	.61
Class C	.62
Asset Manager 50%	.58
Class I	.60
Class Z	.50
Fidelity Asset Manager 60%
Class A	.70
Class M	.69
Class C	.72
Asset Manager 60%	.64
Class I	.70
Class Z	.57
Fidelity Asset Manager 70%
Class A	.68
Class M	.67
Class C	.69
Asset Manager 70%	.64
Class I	.66
Class Z	.56
Fidelity Asset Manager 85%
Class A	.68
Class M	.68
Class C	.70
Asset Manager 85%	.66
Class I	.68
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Asset Manager 20%
Class A	.49
Class M	.49
Class C	.49
Asset Manager 20%	.47
Class I	.49
Class Z	.44
Fidelity Asset Manager 30%
Class A	.51
Class M	.51
Class C	.51
Asset Manager 30%	.48
Class I	.51
Class Z	.45
Fidelity Asset Manager 40%
Class A	.50
Class M	.50
Class C	.50
Asset Manager 40%	.48
Class I	.50
Class Z	.45
Fidelity Asset Manager 50%
Class A	.55
Class M	.55
Class C	.55
Asset Manager 50%	.51
Class I	.55
Class Z	.44
Fidelity Asset Manager 60%
Class A	.65
Class M	.65
Class C	.65
Asset Manager 60%	.60
Class I	.65
Class Z	.54
Fidelity Asset Manager 70%
Class A	.65
Class M	.65
Class C	.65
Asset Manager 70%	.60
Class I	.65
Class Z	.53
Fidelity Asset Manager 85%
Class A	.65
Class M	.65
Class C	.65
Asset Manager 85%	.60
Class I	.65
Class Z	.54

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Asset Manager 20%
Class A	- %	.25%	64,746	2,708
Class M	.25%	.25%	77,410	279
Class C	.75%	.25%	56,792	5,350
			198,948	8,337
Fidelity Asset Manager 30%
Class A	- %	.25%	91,761	1,520
Class M	.25%	.25%	54,272	329
Class C	.75%	.25%	75,768	6,726
			221,801	8,575
Fidelity Asset Manager 40%
Class A	- %	.25%	105,559	3,302
Class M	.25%	.25%	38,660	657
Class C	.75%	.25%	78,605	9,450
			222,824	13,409
Fidelity Asset Manager 50%
Class A	- %	.25%	168,219	2,224
Class M	.25%	.25%	135,904	1,590
Class C	.75%	.25%	117,929	11,778
			422,052	15,592
Fidelity Asset Manager 60%
Class A	- %	.25%	235,748	6,975
Class M	.25%	.25%	131,710	1,869
Class C	.75%	.25%	140,783	16,251
			508,241	25,095
Fidelity Asset Manager 70%
Class A	- %	.25%	328,318	7,871
Class M	.25%	.25%	194,898	1,866
Class C	.75%	.25%	144,405	26,816
			667,621	36,553
Fidelity Asset Manager 85%
Class A	- %	.25%	381,053	5,967
Class M	.25%	.25%	146,456	848
Class C	.75%	.25%	232,384	39,108
			759,893	45,923

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Asset Manager 20%
Class A	9,376
Class M	566
Class C A	74
10,016
Fidelity Asset Manager 30%
Class A	14,007
Class M	643
Class C A	61
14,711
Fidelity Asset Manager 40%
Class A	6,496
Class M	406
Class C A	94
6,996
Fidelity Asset Manager 50%
Class A	11,302
Class M	1,788
Class C A	360
13,450
Fidelity Asset Manager 60%
Class A	22,129
Class M	2,086
Class C A	256
24,471
Fidelity Asset Manager 70%
Class A	55,270
Class M	3,028
Class C A	371
58,669
Fidelity Asset Manager 85%
Class A	93,912
Class M	2,041
Class C A	952
96,905

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Asset Manager 50%	8,795
Fidelity Asset Manager 70%	3,004

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Asset Manager 20%	68,153	6,777,733	1,134,938
Fidelity Asset Manager 30%	31,455	4,291,997	699,438
Fidelity Asset Manager 40%	178,200	1,792,516	275,282
Fidelity Asset Manager 50%	640,891	11,687,516	2,039,931
Fidelity Asset Manager 60%	1,265,445	-	-
Fidelity Asset Manager 70%	2,916,585	-	-
Fidelity Asset Manager 85%	35,139,360	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Asset Manager 20%	5,202
Fidelity Asset Manager 30%	1,864
Fidelity Asset Manager 40%	2,214
Fidelity Asset Manager 50%	8,962
Fidelity Asset Manager 60%	4,309
Fidelity Asset Manager 70%	6,839
Fidelity Asset Manager 85%	4,986
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Asset Manager 20%	54	-	-
Fidelity Asset Manager 30%	6,478	-	-
Fidelity Asset Manager 85%	16,530	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive each Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced each applicable Fund's management fee as follows:

Waiver ($)
Fidelity Asset Manager 20%	880,073
Fidelity Asset Manager 30%	369,749
Fidelity Asset Manager 40%	370,710
Fidelity Asset Manager 50%	1,764,941
Fidelity Asset Manager 60%	891,189
Fidelity Asset Manager 70%	1,597,987
Fidelity Asset Manager 85%	1,286,334

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Asset Manager 20%	196
Fidelity Asset Manager 30%	64
Fidelity Asset Manager 40%	8
Fidelity Asset Manager 60%	343
Fidelity Asset Manager 70%	20
Fidelity Asset Manager 85%	331
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2026	Year ended September 30, 2025
Fidelity Asset Manager 20%
Distributions to shareholders
Class A	$799,631	$1,534,344
Class M	443,441	792,983
Class C	135,713	292,585
Asset Manager 20%	50,453,876	99,637,142
Class I	302,215	560,511
Class Z	47,543,728	78,992,120
Total	$99,678,604	$181,809,685
Fidelity Asset Manager 30%
Distributions to shareholders
Class A	$1,063,662	$2,051,612
Class M	292,969	559,320
Class C	170,531	354,501
Asset Manager 30%	20,695,431	40,242,342
Class I	331,992	639,473
Class Z	10,939,566	17,449,285
Total	$33,494,151	$61,296,533
Fidelity Asset Manager 40%
Distributions to shareholders
Class A	$2,255,783	$ 2,041,719
Class M	370,984	322,662
Class C	356,473	306,938
Asset Manager 40%	47,279,648	42,035,832
Class I	1,003,840	943,310
Class Z	19,811,728	17,435,511
Total	$71,078,456	$63,085,972
Fidelity Asset Manager 50%
Distributions to shareholders
Class A	$8,198,695	$4,504,477
Class M	3,233,025	1,734,316
Class C	1,374,594	715,662
Asset Manager 50%	458,181,109	270,384,140
Class I	4,062,110	2,217,509
Class Z	168,125,618	86,591,053
Total	$643,175,151	$366,147,157
Fidelity Asset Manager 60%
Distributions to shareholders
Class A	$9,901,670	$4,890,585
Class M	2,658,114	1,300,033
Class C	1,299,813	614,537
Asset Manager 60%	135,890,410	70,064,429
Class I	7,444,064	4,094,113
Class Z	124,642,025	56,756,949
Total	$281,836,096	$137,720,646
Fidelity Asset Manager 70%
Distributions to shareholders
Class A	$17,366,076	$9,459,798
Class M	4,956,739	2,858,573
Class C	1,664,040	1,002,941
Asset Manager 70%	319,424,547	181,634,572
Class I	5,023,835	3,250,326
Class Z	198,862,314	105,073,057
Total	$547,297,551	$303,279,267
Fidelity Asset Manager 85%
Distributions to shareholders
Class A	$15,411,407	$7,890,588
Class M	2,874,735	1,446,598
Class C	2,092,308	1,024,892
Asset Manager 85%	145,498,742	75,912,909
Class I	4,946,899	2,306,849
Class Z	145,350,184	64,954,485
Total	$316,174,275	$153,536,321
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2026	Year ended September 30, 2025	Six months ended March 31, 2026	Year ended September 30, 2025
Fidelity Asset Manager 20%
Class A
Shares sold	382,159	808,758	$5,513,449	$11,086,302
Reinvestment of distributions	54,050	108,148	777,087	1,483,032
Shares redeemed	(330,972)	(1,099,452)	(4,781,569)	(15,079,453)
Net increase (decrease)	105,237	(182,546)	$1,508,967	$(2,510,119)
Class M
Shares sold	92,614	358,020	$1,329,739	$4,900,107
Reinvestment of distributions	30,734	57,541	440,608	787,125
Shares redeemed	(126,676)	(365,205)	(1,821,121)	(4,975,771)
Net increase (decrease)	(3,328)	50,356	$(50,774)	$711,461
Class C
Shares sold	46,444	126,803	$664,776	$1,721,920
Reinvestment of distributions	9,424	21,398	133,970	290,190
Shares redeemed	(107,854)	(348,095)	(1,541,355)	(4,722,391)
Net increase (decrease)	(51,986)	(199,894)	$(742,609)	$(2,710,281)
Asset Manager 20%
Shares sold	9,366,388	15,950,309	$135,393,593	$219,397,274
Reinvestment of distributions	3,290,598	6,816,148	47,393,699	93,626,506
Shares redeemed	(17,296,055)	(39,408,705)	(249,898,168)	(543,062,609)
Net increase (decrease)	(4,639,069)	(16,642,248)	$(67,110,876)	$(230,038,829)
Class I
Shares sold	659,473	612,975	$9,590,674	$8,481,377
Reinvestment of distributions	18,205	37,327	262,366	512,952
Shares redeemed	(397,969)	(724,739)	(5,767,684)	(10,011,609)
Net increase (decrease)	279,709	(74,437)	$4,085,356	$(1,017,280)
Class Z
Shares sold	61,482,524	55,237,953	$886,008,971	$759,160,737
Reinvestment of distributions	3,297,119	5,744,916	47,471,642	78,857,979
Shares redeemed	(23,224,228)	(40,862,591)	(336,354,786)	(563,226,835)
Net increase (decrease)	41,555,415	20,120,278	$597,125,827	$274,791,881
Fidelity Asset Manager 30%
Class A
Shares sold	252,011	680,269	$3,246,762	$8,242,487
Reinvestment of distributions	82,045	168,544	1,052,432	2,028,003
Shares redeemed	(551,748)	(1,067,216)	(7,109,761)	(12,950,048)
Net increase (decrease)	(217,692)	(218,403)	$(2,810,567)	$(2,679,558)
Class M
Shares sold	64,344	186,827	$825,281	$2,265,525
Reinvestment of distributions	22,875	46,537	292,564	558,306
Shares redeemed	(115,990)	(394,222)	(1,487,124)	(4,763,753)
Net increase (decrease)	(28,771)	(160,858)	$(369,279)	$(1,939,922)
Class C
Shares sold	76,346	145,470	$971,867	$1,730,776
Reinvestment of distributions	13,474	29,883	170,515	354,466
Shares redeemed	(167,423)	(501,637)	(2,125,753)	(5,971,988)
Net increase (decrease)	(77,603)	(326,284)	$(983,371)	$(3,886,746)
Asset Manager 30%
Shares sold	7,850,446	10,620,418	$101,105,829	$128,979,087
Reinvestment of distributions	1,498,415	3,102,741	19,195,320	37,286,137
Shares redeemed	(10,514,726)	(22,902,721)	(135,275,534)	(276,405,392)
Net increase (decrease)	(1,165,865)	(9,179,562)	$(14,974,385)	$(110,140,168)
Class I
Shares sold	227,614	1,226,520	$2,930,683	$14,670,965
Reinvestment of distributions	23,388	50,417	299,798	605,620
Shares redeemed	(243,308)	(1,097,718)	(3,144,349)	(13,274,134)
Net increase (decrease)	7,694	179,219	$86,132	$2,002,451
Class Z
Shares sold	15,502,965	9,131,702	$198,945,690	$110,417,428
Reinvestment of distributions	848,799	1,444,439	10,877,441	17,356,582
Shares redeemed	(5,030,129)	(8,794,956)	(64,875,157)	(106,878,254)
Net increase (decrease)	11,321,635	1,781,185	$144,947,974	$20,895,756
Fidelity Asset Manager 40%
Class A
Shares sold	379,386	1,130,258	$5,404,553	$15,025,865
Reinvestment of distributions	159,380	155,071	2,253,056	2,032,459
Shares redeemed	(826,005)	(1,240,052)	(11,817,873)	(16,600,983)
Net increase (decrease)	(287,239)	45,277	$(4,160,264)	$457,341
Class M
Shares sold	256,832	112,950	$3,693,901	$1,520,680
Reinvestment of distributions	25,998	24,392	366,983	319,456
Shares redeemed	(84,458)	(257,474)	(1,204,922)	(3,388,865)
Net increase (decrease)	198,372	(120,132)	$2,855,962	$(1,548,729)
Class C
Shares sold	67,623	207,261	$960,212	$2,715,225
Reinvestment of distributions	25,285	23,409	355,677	305,640
Shares redeemed	(192,131)	(466,320)	(2,715,692)	(6,164,760)
Net increase (decrease)	(99,223)	(235,650)	$(1,399,803)	$(3,143,895)
Asset Manager 40%
Shares sold	18,478,660	19,811,642	$263,524,798	$265,149,860
Reinvestment of distributions	3,099,575	2,961,268	43,761,761	38,765,366
Shares redeemed	(11,732,733)	(24,308,998)	(167,225,585)	(322,190,240)
Net increase (decrease)	9,845,502	(1,536,088)	$140,060,974	$(18,275,014)
Class I
Shares sold	460,295	908,144	$6,563,246	$11,961,505
Reinvestment of distributions	61,745	64,107	872,376	838,601
Shares redeemed	(217,451)	(970,264)	(3,106,957)	(12,945,370)
Net increase (decrease)	304,589	1,987	$4,328,665	$(145,264)
Class Z
Shares sold	7,188,515	5,919,370	$102,537,894	$78,967,072
Reinvestment of distributions	1,387,490	1,317,757	19,589,194	17,247,234
Shares redeemed	(3,168,948)	(7,777,924)	(45,118,620)	(103,411,354)
Net increase (decrease)	5,407,057	(540,797)	$77,008,468	$(7,197,048)
Fidelity Asset Manager 50%
Class A
Shares sold	353,459	792,008	$7,912,140	$16,714,345
Reinvestment of distributions	364,209	212,107	7,954,907	4,367,615
Shares redeemed	(521,818)	(1,265,464)	(11,707,337)	(26,698,008)
Net increase (decrease)	195,850	(261,349)	$4,159,710	$(5,616,048)
Class M
Shares sold	203,171	250,694	$4,502,617	$5,239,115
Reinvestment of distributions	147,788	83,938	3,223,932	1,726,013
Shares redeemed	(311,532)	(444,532)	(6,939,617)	(9,337,456)
Net increase (decrease)	39,427	(109,900)	$786,932	$(2,372,328)
Class C
Shares sold	103,424	126,834	$2,280,661	$2,619,558
Reinvestment of distributions	63,336	34,897	1,367,484	710,892
Shares redeemed	(229,671)	(348,658)	(5,060,295)	(7,245,134)
Net increase (decrease)	(62,911)	(186,927)	$(1,412,150)	$(3,914,684)
Asset Manager 50%
Shares sold	10,853,456	16,986,828	$244,197,416	$360,096,056
Reinvestment of distributions	19,508,297	12,247,508	428,579,572	253,352,647
Shares redeemed	(22,082,611)	(52,386,292)	(497,304,560)	(1,104,308,615)
Net increase (decrease)	8,279,142	(23,151,956)	$175,472,428	$(490,859,912)
Class I
Shares sold	231,091	1,252,084	$5,177,205	$26,270,187
Reinvestment of distributions	139,586	87,595	3,058,125	1,805,122
Shares redeemed	(307,663)	(1,121,810)	(6,894,621)	(23,886,882)
Net increase (decrease)	63,014	217,869	$1,340,709	$4,188,427
Class Z
Shares sold	19,006,141	15,641,881	$430,117,788	$331,161,079
Reinvestment of distributions	7,676,217	4,197,833	167,909,438	86,493,652
Shares redeemed	(6,818,004)	(14,771,488)	(151,704,651)	(308,832,941)
Net increase (decrease)	19,864,354	5,068,226	$446,322,575	$108,821,790
Fidelity Asset Manager 60%
Class A
Shares sold	526,120	1,424,322	$9,181,368	$22,979,509
Reinvestment of distributions	572,859	311,975	9,761,515	4,820,010
Shares redeemed	(838,364)	(1,936,917)	(14,684,995)	(31,053,984)
Net increase (decrease)	260,615	(200,620)	$4,257,888	$(3,254,465)
Class M
Shares sold	142,797	198,389	$2,489,636	$3,181,525
Reinvestment of distributions	156,280	84,304	2,648,938	1,295,751
Shares redeemed	(245,733)	(431,601)	(4,299,469)	(6,855,804)
Net increase (decrease)	53,344	(148,908)	$839,105	$(2,378,528)
Class C
Shares sold	180,481	216,943	$3,102,035	$3,413,254
Reinvestment of distributions	76,797	40,099	1,290,950	611,517
Shares redeemed	(242,116)	(559,806)	(4,151,641)	(8,819,806)
Net increase (decrease)	15,162	(302,764)	$241,344	$(4,795,035)
Asset Manager 60%
Shares sold	17,824,141	19,785,697	$313,955,970	$321,739,191
Reinvestment of distributions	7,311,689	4,159,926	125,249,226	64,603,652
Shares redeemed	(14,475,091)	(29,917,879)	(254,086,132)	(481,264,108)
Net increase (decrease)	10,660,739	(5,972,256)	$185,119,064	$(94,921,265)
Class I
Shares sold	751,231	2,650,027	$13,227,230	$42,909,347
Reinvestment of distributions	405,104	250,578	6,943,487	3,891,478
Shares redeemed	(1,090,283)	(1,976,110)	(19,243,121)	(31,877,622)
Net increase (decrease)	66,052	924,495	$927,596	$14,923,203
Class Z
Shares sold	21,141,887	16,304,460	$374,580,568	$263,985,309
Reinvestment of distributions	7,255,420	3,644,240	124,067,689	56,522,166
Shares redeemed	(7,161,364)	(13,985,792)	(125,198,972)	(224,727,627)
Net increase (decrease)	21,235,943	5,962,908	$373,449,285	$95,779,848
Fidelity Asset Manager 70%
Class A
Shares sold	642,067	1,064,773	$20,060,344	$30,238,048
Reinvestment of distributions	559,591	335,820	16,866,080	9,174,607
Shares redeemed	(733,848)	(1,723,722)	(22,898,931)	(48,916,597)
Net increase (decrease)	467,810	(323,129)	$14,027,493	$(9,503,942)
Class M
Shares sold	115,625	241,320	$3,570,480	$6,860,092
Reinvestment of distributions	163,253	103,822	4,925,330	2,839,531
Shares redeemed	(220,645)	(502,142)	(6,828,110)	(14,318,757)
Net increase (decrease)	58,233	(157,000)	$1,667,700	$(4,619,134)
Class C
Shares sold	95,436	173,290	$2,949,032	$4,929,802
Reinvestment of distributions	55,076	36,647	1,661,106	1,001,201
Shares redeemed	(162,039)	(355,552)	(5,027,444)	(10,076,140)
Net increase (decrease)	(11,527)	(145,615)	$(417,306)	$(4,145,137)
Asset Manager 70%
Shares sold	11,173,676	16,000,548	$348,500,010	$462,101,161
Reinvestment of distributions	9,898,397	6,219,272	299,030,558	170,283,662
Shares redeemed	(11,286,146)	(23,656,475)	(352,188,054)	(675,916,979)
Net increase (decrease)	9,785,927	(1,436,655)	$295,342,514	$(43,532,156)
Class I
Shares sold	282,648	1,074,581	$8,771,852	$30,703,410
Reinvestment of distributions	150,213	107,896	4,536,430	2,953,124
Shares redeemed	(372,043)	(937,465)	(11,538,737)	(26,700,300)
Net increase (decrease)	60,818	245,012	$1,769,545	$6,956,234
Class Z
Shares sold	11,585,686	9,594,028	$365,211,479	$278,596,585
Reinvestment of distributions	6,585,417	3,839,406	198,352,769	104,854,168
Shares redeemed	(4,884,679)	(9,847,772)	(151,570,711)	(277,653,724)
Net increase (decrease)	13,286,424	3,585,662	$411,993,537	$105,797,029
Fidelity Asset Manager 85%
Class A
Shares sold	730,017	1,654,230	$22,420,287	$45,098,330
Reinvestment of distributions	511,934	300,135	15,358,008	7,857,535
Shares redeemed	(689,982)	(1,897,166)	(21,209,844)	(51,990,680)
Net increase (decrease)	551,969	57,199	$16,568,451	$965,185
Class M
Shares sold	100,334	285,121	$3,042,521	$7,715,862
Reinvestment of distributions	96,437	55,483	2,871,896	1,443,122
Shares redeemed	(137,497)	(372,115)	(4,192,699)	(10,131,983)
Net increase (decrease)	59,274	(31,511)	$1,721,718	$(972,999)
Class C
Shares sold	181,623	266,361	$5,470,534	$7,146,043
Reinvestment of distributions	70,772	39,676	2,083,530	1,020,870
Shares redeemed	(228,044)	(443,849)	(6,840,259)	(11,859,965)
Net increase (decrease)	24,351	(137,812)	$713,805	$(3,693,052)
Asset Manager 85%
Shares sold	9,677,404	12,361,877	$301,958,524	$344,893,417
Reinvestment of distributions	4,513,710	2,694,991	137,216,733	71,444,211
Shares redeemed	(6,610,487)	(14,228,784)	(205,730,607)	(392,809,576)
Net increase (decrease)	7,580,627	828,084	$233,444,650	$23,528,052
Class I
Shares sold	632,685	917,355	$19,637,139	$25,356,731
Reinvestment of distributions	159,490	85,224	4,829,357	2,251,608
Shares redeemed	(353,374)	(601,675)	(10,906,598)	(16,478,297)
Net increase (decrease)	438,801	400,904	$13,559,898	$11,130,042
Class Z
Shares sold	18,262,567	20,232,702	$565,999,891	$567,310,629
Reinvestment of distributions	4,789,786	2,456,932	144,459,944	64,666,462
Shares redeemed	(3,759,790)	(7,727,675)	(115,947,435)	(209,401,871)
Net increase (decrease)	19,292,563	14,961,959	$594,512,400	$422,575,220
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares as follows:

Fund	Affiliated %
Fidelity Asset Manager 20%	50%
Fidelity Asset Manager 30%	34%
Fidelity Asset Manager 40%	27%
Fidelity Asset Manager 50%	26%
Fidelity Asset Manager 60%	43%
Fidelity Asset Manager 70%	35%
Fidelity Asset Manager 85%	44%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.878280.118
AR-SANN-0526
Fidelity® Sustainable Multi-Asset Fund

Semi-Annual Report
March 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Multi-Asset Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 24.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	568,314	5,200,076
Fidelity Long-Term Treasury Bond Index Fund (a)	379,144	3,488,124
Fidelity Sustainable Core Plus Bond Fund (a)	1,189,903	11,113,693
TOTAL BOND FUNDS (Cost $19,916,968)		19,801,893

Domestic Equity Funds - 40.6%
	Shares	Value ($)
Fidelity U.S. Sustainability Index Fund (a) (Cost $31,179,136)	1,150,712	32,979,415

International Equity Funds - 34.8%
	Shares	Value ($)
Fidelity International Sustainability Index Fund (a)	703,018	10,763,203
Fidelity Sustainable Emerging Markets Equity Fund (a)	474,278	5,871,563
Fidelity Sustainable International Equity Fund (a)	1,018,589	11,601,724
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,684,465)		28,236,490

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Sustainable Low Duration Bond Fund (a) (Cost $173,743)	16,948	172,870

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $75,954,312)	81,190,668
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,241)
NET ASSETS - 100.0%	81,186,427

Legend

(a)	Affiliated fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	145,050	145,050	17	-	-	-	-	0.0%
Total	-	145,050	145,050	17	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	2,960,188	3,059,739	728,908	100,738	(6,513)	(84,428)	5,200,076	568,314
Fidelity International Sustainability Index Fund	6,228,953	6,157,518	1,604,288	218,946	(6,810)	(12,170)	10,763,203	703,018
Fidelity Long-Term Treasury Bond Index Fund	1,945,839	2,053,734	438,397	53,425	1,572	(74,624)	3,488,124	379,144
Fidelity Sustainable Core Plus Bond Fund	5,806,171	6,508,823	1,072,494	178,295	11,349	(140,156)	11,113,693	1,189,903
Fidelity Sustainable Emerging Markets Equity Fund	3,088,947	3,768,269	1,331,278	45,170	8,478	337,147	5,871,563	474,278
Fidelity Sustainable International Equity Fund	6,648,884	6,734,619	1,728,382	191,406	2,490	(55,887)	11,601,724	1,018,589
Fidelity Sustainable Low Duration Bond Fund	529,083	224,041	578,592	5,684	1,719	(3,381)	172,870	16,948
Fidelity Sustainable U.S. Equity ETF	4,778,430	-	4,831,819	-	1,275,646	(1,222,257)	-	-
Fidelity U.S. Sustainability Index Fund	13,388,731	22,580,263	1,365,267	258,114	(12,937)	(1,611,375)	32,979,415	1,150,712
	45,375,226	51,087,006	13,679,425	1,051,778	1,274,994	(2,867,131)	81,190,668

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	19,801,893	19,801,893	-	-

Domestic Equity Funds	32,979,415	32,979,415	-	-

International Equity Funds	28,236,490	28,236,490	-	-

Short-Term Funds	172,870	172,870	-	-
Total Investments in Securities:	81,190,668	81,190,668	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $75,954,312)	$81,190,668

Total Investment in Securities (cost $75,954,312)		$81,190,668
Receivable for investments sold		45,710
Receivable for fund shares sold		118,562
Receivable from investment adviser for expense reductions		3,325
Total assets		81,358,265
Liabilities
Payable for investments purchased	$87,302
Payable for fund shares redeemed	76,972
Accrued management fee	6,731
Distribution and service plan fees payable	833
Total liabilities		171,838
Net Assets		$81,186,427
Net Assets consist of:
Paid in capital		$76,099,427
Total accumulated earnings (loss)		5,087,000
Net Assets		$81,186,427

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,037,332 ÷ 89,720 shares)(a)		$11.56
Maximum offering price per share (100/94.25 of $11.56)		$12.27
Class M :
Net Asset Value and redemption price per share ($377,692 ÷ 32,725 shares)(a)		$11.54
Maximum offering price per share (100/96.50 of $11.54)		$11.96
Class C :
Net Asset Value and offering price per share ($592,212 ÷ 51,484 shares)(a)		$11.50
Fidelity Sustainable Multi-Asset Fund :
Net Asset Value, offering price and redemption price per share ($75,439,710 ÷ 6,516,648 shares)		$11.58
Class I :
Net Asset Value, offering price and redemption price per share ($3,739,481 ÷ 322,937 shares)		$11.58
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,051,280
Income from Fidelity Central Funds		17
Total income		1,051,297
Expenses
Management fee	$32,729
Distribution and service plan fees	4,420
Independent trustees' fees and expenses	67
Total expenses before reductions	37,216
Expense reductions	(16,484)
Total expenses after reductions		20,732
Net Investment income (loss)		1,030,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,274,994
Capital gain distributions from underlying funds:
Affiliated issuers	498
Total net realized gain (loss)		1,275,492
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(2,867,131)
Total change in net unrealized appreciation (depreciation)		(2,867,131)
Net gain (loss)		(1,591,639)
Net increase (decrease) in net assets resulting from operations		$(561,074)
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,030,565	$596,327
Net realized gain (loss)	1,275,492	(15,364)
Change in net unrealized appreciation (depreciation)	(2,867,131)	3,732,674
Net increase (decrease) in net assets resulting from operations	(561,074)	4,313,637
Distributions to shareholders	(2,222,377)	(532,031)

Share transactions - net increase (decrease)	38,597,095	13,955,300
Total increase (decrease) in net assets	35,813,644	17,736,906

Net Assets
Beginning of period	45,372,783	27,635,877
End of period	$81,186,427	$45,372,783

Financial Highlights
Fidelity Advisor® Sustainable Multi-Asset Fund Class A

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.86	$10.80	$8.71	$7.79	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.17	.15	.14	.02
Net realized and unrealized gain (loss)	(.06)	1.05	2.09	.91	(2.23)
Total from investment operations	.11	1.22	2.24	1.05	(2.21)
Distributions from net investment income	(.19)	(.16)	(.15)	(.13)	-
Distributions from net realized gain	(.22)	-	-	-	-
Total distributions	(.41)	(.16)	(.15)	(.13)	-
Net asset value, end of period	$11.56	$11.86	$10.80	$8.71	$7.79
Total Return D,E,F	.82%	11.56%	25.95%	13.56%	(22.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35% I	.35%	.35%	.35%	.35% I
Expenses net of fee waivers, if any	.30 % I	.30%	.30%	.30%	.30% I
Expenses net of all reductions, if any	.30% I	.30%	.30%	.30%	.30% I
Net investment income (loss)	2.93% I	1.54%	1.55%	1.66%	.30% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,037	$506	$449	$285	$163
Portfolio turnover rate J	42 % I	33%	38%	45%	111% I

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Multi-Asset Fund Class M

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.78	$8.70	$7.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.14	.13	.12	- D
Net realized and unrealized gain (loss)	(.07)	1.06	2.08	.92	(2.23)
Total from investment operations	.09	1.20	2.21	1.04	(2.23)
Distributions from net investment income	(.17)	(.14)	(.13)	(.11)	-
Distributions from net realized gain	(.22)	-	-	-	-
Total distributions	(.39)	(.14)	(.13)	(.11)	-
Net asset value, end of period	$11.54	$11.84	$10.78	$8.70	$7.77
Total Return E,F,G	.68%	11.30%	25.55%	13.46%	(22.30)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.60% J	.60%	.60%	.60%	.60% J
Expenses net of fee waivers, if any	.55 % J	.55%	.55%	.55%	.55% J
Expenses net of all reductions, if any	.55% J	.55%	.55%	.55%	.55% J
Net investment income (loss)	2.68% J	1.29%	1.30%	1.41%	.05% J
Supplemental Data
Net assets, end of period (000 omitted)	$378	$300	$264	$206	$169
Portfolio turnover rate K	42 % J	33%	38%	45%	111% J

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Multi-Asset Fund Class C

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.77	$10.73	$8.66	$7.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.08	.08	.08	(.03)
Net realized and unrealized gain (loss)	(.06)	1.05	2.07	.91	(2.22)
Total from investment operations	.07	1.13	2.15	.99	(2.25)
Distributions from net investment income	(.11)	(.09)	(.08)	(.08)	-
Distributions from net realized gain	(.22)	-	-	-	-
Total distributions	(.34) D	(.09)	(.08)	(.08)	-
Net asset value, end of period	$11.50	$11.77	$10.73	$8.66	$7.75
Total Return E,F,G	.47%	10.63%	25.01%	12.80%	(22.50)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.10% J	1.10%	1.10%	1.10%	1.10% J
Expenses net of fee waivers, if any	1.05 % J	1.05%	1.05%	1.05%	1.05% J
Expenses net of all reductions, if any	1.05% J	1.05%	1.05%	1.05%	1.05% J
Net investment income (loss)	2.18% J	.79%	.80%	.91%	(.45)% J
Supplemental Data
Net assets, end of period (000 omitted)	$592	$504	$421	$312	$229
Portfolio turnover rate K	42 % J	33%	38%	45%	111% J

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Multi-Asset Fund

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.89	$10.83	$8.73	$7.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.19	.18	.17	.03
Net realized and unrealized gain (loss)	(.06)	1.06	2.09	.91	(2.23)
Total from investment operations	.13	1.25	2.27	1.08	(2.20)
Distributions from net investment income	(.22)	(.19)	(.17)	(.15)	-
Distributions from net realized gain	(.22)	-	-	-	-
Total distributions	(.44)	(.19)	(.17)	(.15)	-
Net asset value, end of period	$11.58	$11.89	$10.83	$8.73	$7.80
Total Return D,E	.98%	11.82%	26.26%	13.91%	(22.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.10%	.10%	.10%	.10% H
Expenses net of fee waivers, if any	.05 % H	.05%	.05%	.05%	.05% H
Expenses net of all reductions, if any	.05% H	.05%	.05%	.05%	.05% H
Net investment income (loss)	3.18% H	1.79%	1.80%	1.91%	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$75,440	$41,015	$24,833	$11,866	$4,010
Portfolio turnover rate I	42 % H	33%	38%	45%	111% H

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Multi-Asset Fund Class I

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.89	$10.83	$8.73	$7.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.19	.18	.17	.03
Net realized and unrealized gain (loss)	(.06)	1.06	2.09	.91	(2.23)
Total from investment operations	.13	1.25	2.27	1.08	(2.20)
Distributions from net investment income	(.22)	(.19)	(.17)	(.15)	-
Distributions from net realized gain	(.22)	-	-	-	-
Total distributions	(.44)	(.19)	(.17)	(.15)	-
Net asset value, end of period	$11.58	$11.89	$10.83	$8.73	$7.80
Total Return D,E	.97%	11.81%	26.26%	13.91%	(22.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.10%	.10%	.10%	.10% H
Expenses net of fee waivers, if any	.05 % H	.05%	.05%	.05%	.05% H
Expenses net of all reductions, if any	.05% H	.05%	.05%	.05%	.05% H
Net investment income (loss)	3.18% H	1.79%	1.80%	1.91%	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,739	$3,047	$1,670	$780	$300
Portfolio turnover rate I	42 % H	33%	38%	45%	111% H

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2026

1. Organization.
Fidelity Sustainable Multi-Asset Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Sustainable Multi-Asset Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity mutual funds and exchange-traded funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The aggregate value of investments by input level as of March 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds or ETFs, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,777,073
Gross unrealized depreciation	(1,765,720)
Net unrealized appreciation (depreciation)	$5,011,353
Tax cost	$76,179,315

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(93,936)
Long-term	(77,877)
Total capital loss carryforward	$(171,813)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Multi-Asset Fund	51,087,005	13,679,425

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.10%
Class M	.10%
Class C	.10%
Fidelity Sustainable Multi-Asset Fund	.10%
Class I	.10%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	767	296
Class M	.25%	.25%	870	636
Class C	.75%	.25%	2,783	1,482
			4,420	2,414

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	696
Class M	48
744
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.30%	155
Class M	.55%	90
Class C	1.05%	144
Fidelity Sustainable Multi-Asset Fund	.05%	15,229
Class I	.05%	858
		16,476

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8.
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2026	Year ended September 30, 2025
Fidelity Sustainable Multi-Asset Fund
Distributions to shareholders
Class A	$18,199	$6,917
Class M	12,070	3,383
Class C	15,543	3,436
Fidelity Sustainable Multi-Asset Fund	2,059,226	488,123
Class I	117,339	30,172
Total	$2,222,377	$532,031

8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2026	Year ended September 30, 2025	Six months ended March 31, 2026	Year ended September 30, 2025
Fidelity Sustainable Multi-Asset Fund
Class A
Shares sold	46,276	8,428	$550,151	$91,606
Reinvestment of distributions	1,533	669	18,200	6,917
Shares redeemed	(791)	(7,921)	(9,372)	(81,960)
Net increase (decrease)	47,018	1,176	$558,979	$16,563
Class M
Shares sold	6,368	602	$77,562	$6,479
Reinvestment of distributions	1,018	327	12,069	3,383
Shares redeemed	(38)	(2)	(426)	(22)
Net increase (decrease)	7,348	927	$89,205	$9,840
Class C
Shares sold	7,761	6,319	$93,699	$67,311
Reinvestment of distributions	1,314	333	15,543	3,436
Shares redeemed	(383)	(3,123)	(4,540)	(33,202)
Net increase (decrease)	8,692	3,529	$104,702	$37,545
Fidelity Sustainable Multi-Asset Fund
Shares sold	3,581,761	1,823,042	$43,264,123	$19,922,219
Reinvestment of distributions	161,169	43,025	1,914,685	444,881
Shares redeemed	(676,597)	(708,353)	(8,139,228)	(7,598,615)
Net increase (decrease)	3,066,333	1,157,714	$37,039,580	$12,768,485
Class I
Shares sold	73,441	114,107	$888,242	$1,258,145
Reinvestment of distributions	9,256	2,771	109,956	28,653
Shares redeemed	(16,077)	(14,698)	(193,569)	(163,931)
Net increase (decrease)	66,620	102,180	$804,629	$1,122,867
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable Emerging Markets Equity Fund	22%
Fidelity Sustainable International Equity Fund	50%
Fidelity Sustainable Core Plus Bond Fund	19%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904617.104
MAF-SANN-0526
30% Allocation Fund
50% Allocation Fund
70% Allocation Fund
85% Allocation Fund

Semi-Annual Report
March 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend a fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to a fund.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
30% Allocation Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 49.9%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $201,109)	18,932	198,216

Domestic Equity Funds - 21.1%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $58,464)	467	83,817

International Equity Funds - 9.0%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $26,739)	2,044	36,038

Short-Term Funds - 20.0%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a) (Cost $77,454)	7,882	79,298

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $363,766)	397,369
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	397,371

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Short-Term Bond Index Fund	77,930	6,690	4,694	1,611	14	(642)	79,298	7,882
Fidelity Total International Index Fund	35,672	4,716	5,732	966	599	783	36,038	2,044
Fidelity Total Market Index Fund	82,990	8,383	5,231	765	522	(2,847)	83,817	467
Fidelity U.S. Bond Index Fund	195,063	15,902	11,240	3,616	218	(1,727)	198,216	18,932
	391,655	35,691	26,897	6,958	1,353	(4,433)	397,369

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	198,216	198,216	-	-

Domestic Equity Funds	83,817	83,817	-	-

International Equity Funds	36,038	36,038	-	-

Short-Term Funds	79,298	79,298	-	-
Total Investments in Securities:	397,369	397,369	-	-
30% Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $363,766)	$397,369

Total Investment in Securities (cost $363,766)		$397,369
Cash		1
Receivable for investments sold		4,473
Receivable for fund shares sold		201
Total assets		402,044
Liabilities
Payable for investments purchased	$4,673
Total liabilities		4,673
Net Assets		$397,371
Net Assets consist of:
Paid in capital		$365,083
Total accumulated earnings (loss)		32,288
Net Assets		$397,371
Net Asset Value, offering price and redemption price per share ($397,371 ÷ 37,747 shares)		$10.53
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,958
Expenses
Management fee	$196
Independent trustees' fees and expenses	1
Total expenses before reductions	197
Expense reductions	(196)
Total expenses after reductions		1
Net Investment income (loss)		6,957
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,353
Total net realized gain (loss)		1,353
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(4,433)
Total change in net unrealized appreciation (depreciation)		(4,433)
Net gain (loss)		(3,080)
Net increase (decrease) in net assets resulting from operations		$3,877
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,957	$9,584
Net realized gain (loss)	1,353	965
Change in net unrealized appreciation (depreciation)	(4,433)	15,403
Net increase (decrease) in net assets resulting from operations	3,877	25,952
Distributions to shareholders	(7,695)	(9,251)

Share transactions
Proceeds from sales of shares	17,140	60,828
Reinvestment of distributions	7,696	9,251
Cost of shares redeemed	(15,302)	(5,161)

Net increase (decrease) in net assets resulting from share transactions	9,534	64,918
Total increase (decrease) in net assets	5,716	81,619

Net Assets
Beginning of period	391,655	310,036
End of period	$397,371	$391,655

Other Information
Shares
Sold	1,596	5,987
Issued in reinvestment of distributions	722	923
Redeemed	(1,437)	(503)
Net increase (decrease)	881	6,407

Financial Highlights
30% Allocation Fund

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.62	$10.18	$8.94	$8.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.29	.24	.20	.08
Net realized and unrealized gain (loss)	(.07)	.44	1.24	.39	(1.47)
Total from investment operations	.12	.73	1.48	.59	(1.39)
Distributions from net investment income	(.19)	(.29)	(.24)	(.20)	(.06)
Distributions from net realized gain	(.02)	-	-	-	-
Total distributions	(.21)	(.29)	(.24)	(.20)	(.06)
Net asset value, end of period	$10.53	$10.62	$10.18	$8.94	$8.55
Total Return D,E	1.12%	7.34%	16.82%	6.90%	(13.93)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.10%	.10%	.11%	.10% H
Expenses net of fee waivers, if any I	- % H	-%	-%	-%	-% H
Expenses net of all reductions, if any I	-% H	-%	-%	-%	-% H
Net investment income (loss)	3.54% H	2.87%	2.56%	2.21%	1.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$397	$392	$310	$218	$158
Portfolio turnover rate J	14 % H	9%	11%	19%	11% H

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
50% Allocation Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 39.8%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $525,343)	50,437	528,077

Domestic Equity Funds - 35.1%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $355,762)	2,595	465,599

International Equity Funds - 15.1%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $153,444)	11,370	200,445

Short-Term Funds - 10.0%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a) (Cost $129,382)	13,154	132,331

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,163,931)	1,326,452
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	1,326,452

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Short-Term Bond Index Fund	123,042	17,466	7,085	2,716	(55)	(1,037)	132,331	13,154
Fidelity Total International Index Fund	187,864	30,206	25,201	5,554	1,197	6,379	200,445	11,370
Fidelity Total Market Index Fund	438,152	59,218	18,521	4,412	61	(13,311)	465,599	2,595
Fidelity U.S. Bond Index Fund	495,003	66,837	29,503	9,667	(720)	(3,540)	528,077	50,437
	1,244,061	173,727	80,310	22,349	483	(11,509)	1,326,452

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	528,077	528,077	-	-

Domestic Equity Funds	465,599	465,599	-	-

International Equity Funds	200,445	200,445	-	-

Short-Term Funds	132,331	132,331	-	-
Total Investments in Securities:	1,326,452	1,326,452	-	-
50% Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,163,931)	$1,326,452

Total Investment in Securities (cost $1,163,931)		$1,326,452
Receivable for investments sold		17,409
Receivable for fund shares sold		2,119
Total assets		1,345,980
Liabilities
Payable for investments purchased	$19,528
Total liabilities		19,528
Net Assets		$1,326,452
Net Assets consist of:
Paid in capital		$1,165,308
Total accumulated earnings (loss)		161,144
Net Assets		$1,326,452
Net Asset Value, offering price and redemption price per share ($1,326,452 ÷ 116,837 shares)		$11.35
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$22,349
Expenses
Management fee	$656
Independent trustees' fees and expenses	2
Total expenses before reductions	658
Expense reductions	(656)
Total expenses after reductions		2
Net Investment income (loss)		22,347
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	483
Total net realized gain (loss)		483
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(11,509)
Total change in net unrealized appreciation (depreciation)		(11,509)
Net gain (loss)		(11,026)
Net increase (decrease) in net assets resulting from operations		$11,321
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,347	$24,312
Net realized gain (loss)	483	(782)
Change in net unrealized appreciation (depreciation)	(11,509)	85,181
Net increase (decrease) in net assets resulting from operations	11,321	108,711
Distributions to shareholders	(23,239)	(22,490)

Share transactions
Proceeds from sales of shares	107,406	346,469
Reinvestment of distributions	23,220	22,482
Cost of shares redeemed	(36,317)	(33,168)

Net increase (decrease) in net assets resulting from share transactions	94,309	335,783
Total increase (decrease) in net assets	82,391	422,004

Net Assets
Beginning of period	1,244,061	822,057
End of period	$1,326,452	$1,244,061

Other Information
Shares
Sold	9,261	32,444
Issued in reinvestment of distributions	2,019	2,162
Redeemed	(3,144)	(3,135)
Net increase (decrease)	8,136	31,471

Financial Highlights
50% Allocation Fund

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.44	$10.64	$8.98	$8.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.26	.22	.18	.06
Net realized and unrealized gain (loss)	(.08)	.80	1.66	.69	(1.74)
Total from investment operations	.12	1.06	1.88	.87	(1.68)
Distributions from net investment income	(.19)	(.25)	(.22)	(.18)	(.03)
Distributions from net realized gain	(.01)	- D	-	-	-
Total distributions	(.21) E	(.26) E	(.22)	(.18)	(.03)
Net asset value, end of period	$11.35	$11.44	$10.64	$8.98	$8.29
Total Return F,G	.99%	10.20%	21.17%	10.62%	(16.81)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.10% J	.10%	.10%	.11%	.10% J
Expenses net of fee waivers, if any K	- % J	-%	-%	-%	-% J
Expenses net of all reductions, if any K	-% J	-%	-%	-%	-% J
Net investment income (loss)	3.41% J	2.46%	2.28%	2.05%	1.07% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,326	$1,244	$822	$440	$252
Portfolio turnover rate L	12 % J	12%	15%	21%	12% J

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
70% Allocation Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 24.8%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $389,056)	37,224	389,731

Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $573,309)	4,290	769,549

International Equity Funds - 21.1%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $250,202)	18,803	331,493

Short-Term Funds - 5.0%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a) (Cost $76,676)	7,799	78,458

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,289,243)	1,569,231
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	1,569,231

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Short-Term Bond Index Fund	71,958	11,595	4,453	1,588	(31)	(611)	78,458	7,799
Fidelity Total International Index Fund	310,062	43,999	35,127	8,911	2,019	10,540	331,493	18,803
Fidelity Total Market Index Fund	723,918	89,026	21,348	7,129	87	(22,134)	769,549	4,290
Fidelity U.S. Bond Index Fund	364,938	53,555	25,572	7,138	(781)	(2,409)	389,731	37,224
	1,470,876	198,175	86,500	24,766	1,294	(14,614)	1,569,231

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	389,731	389,731	-	-

Domestic Equity Funds	769,549	769,549	-	-

International Equity Funds	331,493	331,493	-	-

Short-Term Funds	78,458	78,458	-	-
Total Investments in Securities:	1,569,231	1,569,231	-	-
70% Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,289,243)	$1,569,231

Total Investment in Securities (cost $1,289,243)		$1,569,231
Receivable for investments sold		18,327
Receivable for fund shares sold		730
Total assets		1,588,288
Liabilities
Payable for investments purchased	$19,057
Total liabilities		19,057
Net Assets		$1,569,231
Net Assets consist of:
Paid in capital		$1,290,958
Total accumulated earnings (loss)		278,273
Net Assets		$1,569,231
Net Asset Value, offering price and redemption price per share ($1,569,231 ÷ 127,618 shares)		$12.30
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$24,766
Expenses
Management fee	$774
Independent trustees' fees and expenses	2
Total expenses before reductions	776
Expense reductions	(774)
Total expenses after reductions		2
Net Investment income (loss)		24,764
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,294
Total net realized gain (loss)		1,294
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(14,614)
Total change in net unrealized appreciation (depreciation)		(14,614)
Net gain (loss)		(13,320)
Net increase (decrease) in net assets resulting from operations		$11,444
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,764	$25,608
Net realized gain (loss)	1,294	(199)
Change in net unrealized appreciation (depreciation)	(14,614)	139,433
Net increase (decrease) in net assets resulting from operations	11,444	164,842
Distributions to shareholders	(30,487)	(22,787)

Share transactions
Proceeds from sales of shares	126,419	311,489
Reinvestment of distributions	30,487	22,787
Cost of shares redeemed	(39,508)	(90,931)

Net increase (decrease) in net assets resulting from share transactions	117,398	243,345
Total increase (decrease) in net assets	98,355	385,400

Net Assets
Beginning of period	1,470,876	1,085,476
End of period	$1,569,231	$1,470,876

Other Information
Shares
Sold	10,002	27,521
Issued in reinvestment of distributions	2,431	2,092
Redeemed	(3,134)	(8,115)
Net increase (decrease)	9,299	21,498

Financial Highlights
70% Allocation Fund

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.43	$11.21	$9.09	$8.07	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.24	.20	.17	.04
Net realized and unrealized gain (loss)	(.08)	1.20	2.09	1.00	(1.97)
Total from investment operations	.12	1.44	2.29	1.17	(1.93)
Distributions from net investment income	(.25)	(.22)	(.17)	(.15)	-
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.25)	(.22)	(.17)	(.15)	-
Net asset value, end of period	$12.30	$12.43	$11.21	$9.09	$8.07
Total Return E,F	.93%	13.11%	25.50%	14.55%	(19.30)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.10% I	.10%	.10%	.11%	.10% I
Expenses net of fee waivers, if any J	- % I	-%	-%	-%	-% I
Expenses net of all reductions, if any J	-% I	-%	-%	-%	-% I
Net investment income (loss)	3.20% I	2.10%	1.99%	1.94%	.73% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,569	$1,471	$1,085	$540	$340
Portfolio turnover rate K	11 % I	16%	7%	26%	34% I

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
85% Allocation Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 14.9%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $301,372)	29,055	304,207

Domestic Equity Funds - 60.0%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $917,791)	6,846	1,228,129

International Equity Funds - 25.1%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $387,243)	29,145	513,823

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,606,406)	2,046,159
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	2,046,158

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Total International Index Fund	480,493	84,343	71,984	13,816	6,217	14,754	513,823	29,145
Fidelity Total Market Index Fund	1,152,475	182,938	71,772	11,558	(212)	(35,300)	1,228,129	6,846
Fidelity U.S. Bond Index Fund	284,431	55,179	32,992	5,659	(727)	(1,684)	304,207	29,055
	1,917,399	322,460	176,748	31,033	5,278	(22,230)	2,046,159

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	304,207	304,207	-	-

Domestic Equity Funds	1,228,129	1,228,129	-	-

International Equity Funds	513,823	513,823	-	-
Total Investments in Securities:	2,046,159	2,046,159	-	-
85% Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,606,406)	$2,046,159

Total Investment in Securities (cost $1,606,406)		$2,046,159
Receivable for investments sold		18,069
Receivable for fund shares sold		2,658
Total assets		2,066,886
Liabilities
Payable for investments purchased	$20,728
Total liabilities		20,728
Net Assets		$2,046,158
Net Assets consist of:
Paid in capital		$1,606,004
Total accumulated earnings (loss)		440,154
Net Assets		$2,046,158
Net Asset Value, offering price and redemption price per share ($2,046,158 ÷ 159,050 shares)		$12.86
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$31,033
Expenses
Management fee	$1,022
Independent trustees' fees and expenses	2
Total expenses before reductions	1,024
Expense reductions	(1,022)
Total expenses after reductions		2
Net Investment income (loss)		31,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	5,278
Total net realized gain (loss)		5,278
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(22,230)
Total change in net unrealized appreciation (depreciation)		(22,230)
Net gain (loss)		(16,952)
Net increase (decrease) in net assets resulting from operations		$14,079
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,031	$26,453
Net realized gain (loss)	5,278	1,950
Change in net unrealized appreciation (depreciation)	(22,230)	216,553
Net increase (decrease) in net assets resulting from operations	14,079	244,956
Distributions to shareholders	(38,652)	(25,327)

Share transactions
Proceeds from sales of shares	233,005	424,759
Reinvestment of distributions	38,368	25,327
Cost of shares redeemed	(118,040)	(69,247)

Net increase (decrease) in net assets resulting from share transactions	153,333	380,839
Total increase (decrease) in net assets	128,760	600,468

Net Assets
Beginning of period	1,917,398	1,316,930
End of period	$2,046,158	$1,917,398

Other Information
Shares
Sold	17,532	36,522
Issued in reinvestment of distributions	2,911	2,255
Redeemed	(8,773)	(5,889)
Net increase (decrease)	11,670	32,888

Financial Highlights
85% Allocation Fund

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$13.01	$11.50	$9.08	$7.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.20	.19	.15	.03
Net realized and unrealized gain (loss)	(.10)	1.53	2.41	1.21	(2.16)
Total from investment operations	.10	1.73	2.60	1.36	(2.13)
Distributions from net investment income	(.23)	(.21)	(.18)	(.15)	-
Distributions from net realized gain	(.02)	- D	-	-	-
Total distributions	(.25)	(.22) E	(.18)	(.15)	-
Net asset value, end of period	$12.86	$13.01	$11.50	$9.08	$7.87
Total Return F,G	.73%	15.32%	28.94%	17.49%	(21.30)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.10% J	.10%	.10%	.11%	.10% J
Expenses net of fee waivers, if any K	- % J	-%	-%	-%	-% J
Expenses net of all reductions, if any K	-% J	-%	-%	-%	-% J
Net investment income (loss)	3.04% J	1.69%	1.81%	1.68%	.46% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,046	$1,917	$1,317	$741	$353
Portfolio turnover rate L	17 % J	12%	7%	20%	14% J

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2026

1. Organization.
30% Allocation Fund, 50% Allocation Fund, 70% Allocation Fund and 85% Allocation Fund (the Funds) are funds of Fidelity Charles Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are available only to certain health savings accounts that are made available through Raytheon. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of two Fidelity equity index funds (U.S. and international) and two Fidelity investment-grade bond index funds.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of March 31, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
30% Allocation Fund	366,208	37,459	(6,298)	31,161
50% Allocation Fund	1,170,623	165,243	(9,414)	155,829
70% Allocation Fund	1,295,227	283,518	(9,514)	274,004
85% Allocation Fund	1,612,881	441,229	(7,951)	433,278

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)

70% Allocation Fund	(60)	(2)	(62)

Due to large subscriptions in a prior period, 50% Allocation Fund and 85% Allocation Fund are subject to annual limits on their use of some of their unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Funds from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
30% Allocation Fund	35,691	26,897
50% Allocation Fund	173,727	80,310
70% Allocation Fund	198,175	86,500
85% Allocation Fund	322,460	176,748
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .10% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
The investment adviser contractually agreed to waive each Fund's management fee in an amount equal to .10% of average net assets until January 31, 2028. For the period, management fees were reduced by the following amounts:

Management Fee Waiver ($)
30% Allocation Fund	196
50% Allocation Fund	656
70% Allocation Fund	774
85% Allocation Fund	1,022
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
30% Allocation Fund	19%
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904653.104
HSA-SANN-0526

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 21, 2026